UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08234

TIFF Investment Program, Inc.

(Exact name of Registrant as specified in charter)

Four Tower Bridge, 200 Barr Harbor Drive, Suite 100 West Conshohocken, PA	19428
(Address of chief executive offices)	(Zip code)

Richard J. Flannery
President and Chief Executive Officer
TIFF Investment Program, Inc.
Four Tower Bridge, 200 Barr Harbor Drive, Suite 100,
West Conshohocken, PA 19428

with a copy to:
Bruce G. Leto
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	610.684.8000
Date of fiscal year end:	12/31/11
Date of reporting period:	01/01/11 – 06/30/11

Item 1. Reports to Stockholders.

(Semi-Annual Report for the period 01/01/11 through 06/30/11 is filed herewith)

SEMI-ANNUAL REPORT
June 30, 2011 (unaudited)	A Report of the TIFF INVESTMENT PROGRAM
About TIFF

The Investment Fund for Foundations (TIFF) was founded in 1991 by a nationwide network of foundations. Its mission is to seek to improve the investment returns of eligible organizations by making available to them a series of multi-manager investment vehicles plus resources aimed at enhancing fiduciaries' knowledge of investing.

TIFF Mutual Funds

TIFF Investment Program, Inc. (TIP) comprises a family of no-load mutual funds available primarily to foundations, endowments, other 501(c)(3) organizations, and certain other non-profit organizations meeting specified accreditation requirements. TIP consists of four mutual funds at present: TIFF Multi-Asset Fund (MAF), TIFF International Equity Fund (IEF), TIFF US Equity Fund (USEF), and TIFF Short-Term Fund (STF). TIFF Advisory Services, Inc. (TAS) serves as the investment advisor to the funds.

MAF, IEF, and USEF operate primarily on a multi-manager basis. With respect to such funds, TAS has responsibility for the time-intensive task of selecting money managers and other vendors, and for MAF, TAS has responsibility for the all important task of asset allocation. With respect to STF, TAS is responsible for the day-to-day management of the fund's assets.

Financial Statements

TIP is pleased to provide this Semi-Annual Report for the period ended June 30, 2011. Discussion of the performance of the mutual funds described herein has been provided to members via the TIFF Marketable Investments quarterly reports.

For Further Information

As always, we would welcome the opportunity to discuss any aspect of TIFF's services as well as answer any questions about these financial reports. For further information about TIFF, please call us at 610-684-8200 or visit www.tiff.org.

August 29, 2011

Copyright © 2011 ■ All rights reserved ■ This report may not be reproduced or distributed without written permission from TIFF.

TIFF Multi-Asset Fund
June 30, 2011
Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including entry and exit fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as entry fees or exit fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Including Interest and Dividend Expense**			Excluding Interest and Dividend Expense**
	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expense Paid During the Period* 1/1/11 – 6/30/11	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expense Paid During the Period* 1/1/11 – 6/30/11
1) Actual	$1,000	$1,035.70	$3.68	$1,000	$1,035.70	$3.33
2) Hypothetical	$1,000	$1,021.17	$3.66	$1,000	$1,021.52	$3.31
*	Expenses are equal to the fund’s annualized expense ratio of 0.73% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Excluding interest and dividend expense, expenses incurred by the fund were 0.66%. The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds' total return.
**	Interest expense is interest on reverse repurchase agreements (see Note 7); dividend expense is dividends paid on securities sold short.

Pro Forma Expense Information

As described in the section of this report entitled Approval of the Amended and Restated Advisory Agreement, a new investment advisory agreement between Multi-Asset Fund and TIFF Advisory Services, Inc. (“TAS”) became effective June 1, 2011. Had the new investment advisory agreement been in place during the full six-month period (see Note 4 to the Financial Statements), the annualized expense ratio including interest and dividend expense would have been 0.80% and the expenses paid under the actual and hypothetical scenarios would have been $4.04 and $4.01, respectively. Excluding interest and dividend expense, pro forma expenses incurred by the fund would have been 0.73% and the expenses paid under the actual and hypothetical scenarios would have been $3.68 and $3.66, respectively. The expense ratio does not include the fees and expenses associated with investments made in commingled investment vehicles; such fees and expenses are reflected in the commingled investment vehicles’ total return.

TIFF Multi-Asset Fund
June 30, 2011
Financial Highlights

	Six Months Ended 6/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
For a share outstanding throughout each period
Net asset value, beginning of period	$15.55		$14.39	$11.70	$16.65	$16.29	$14.92
Income (loss) from investment operations
Net investment income (a)	0.15		0.19	0.18	0.40	0.44	0.36
Net realized and unrealized gain (loss) on investments	0.40		1.67	3.10	(4.68)	1.73	2.03
Total from investment operations	0.55		1.86	3.28	(4.28)	2.17	2.39
Less distributions from
Net investment income	(0.15)		(0.70)	(0.61)	(0.37)	(0.80)	(0.49)
Net realized gains	—		(0.01)	—	(0.05)	(1.03)	(0.56)
Return of capital	—		—	—	(0.28)	—	—
Total distributions	(0.15)		(0.71)	(0.61)	(0.70)	(1.83)	(1.05)
Entry/exit fee per share (a)	0.01		0.01	0.02	0.03	0.02	0.03
Net asset value, end of period	$15.96		$15.55	$14.39	$11.70	$16.65	$16.29
Total return (b)	3.57	%(c)	13.18%	28.75%	(25.98)%	13.53%	16.53%
Ratios/supplemental data
Net assets, end of period (000s)	$4,192,830		$3,876,799	$3,060,722	$2,079,472	$2,218,641	$1,599,583
Ratio of expenses to average net assets (d)	0.73	%(e)	0.81%	0.65%	0.53%	0.70%	0.67%
Ratio of expenses to average net assets, excluding interest and dividend expense (d)	0.66	%(e)	0.76%	0.60%	0.44%	0.60%	0.53%
Ratio of net investment income to average net assets	1.89	%(e)	1.28%	1.40%	2.71%	2.54%	2.26%
Portfolio turnover	18	%(c)	48%	90%	112%	71%	62%

(a)	Calculation based on average shares outstanding.
(b)	Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, it does not reflect the deduction of such fees from a member's purchase or redemption transaction. Therefore, a member's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.
(c)	Not annualized.
(d)	The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds' total return.
(e)	Annualized.

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)*
June 30, 2011

	Number of Shares	Value
Investments — 106.2% of net assets
Common Stocks — 41.0%
US Common Stocks — 17.4%
Aerospace & Defense — 0.2%
AAR Corp.	100,000	$2,708,999
General Dynamics Corp.	2,900	216,108
Huntington Ingalls Industries, Inc. (a)	1,359	46,885
Lockheed Martin Corp.	6,700	542,499
Northrop Grumman Corp.	16,757	1,162,098
Raytheon Co.	34,262	1,707,961
		6,384,550
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	14,229	728,383
FedEx Corp.	100,000	9,485,000
United Parcel Service, Inc. (UPS), Class B	50,300	3,668,379
		13,881,762
Airlines — 0.1%
AMR Corp. (a)	283,429	1,530,516
Delta Air Lines, Inc. (a)	300,258	2,753,366
US Airways Group, Inc. (a)	149,725	1,334,050
		5,617,932
Auto Components — 0.0%
Goodyear Tire & Rubber Co. (The) (a)	30,600	513,162
Automobiles — 0.0%
Fleetwood Enterprises, Inc. (b) (c)	690,543	—
Beverages — 0.1%
Constellation Brands, Inc., Class A (a)	151,100	3,145,902
Biotechnology — 0.0%
Biogen Idec, Inc. (a)	4,400	470,448
Gilead Sciences, Inc. (a)	9,200	380,972
		851,420
Capital Markets — 0.2%
Ameriprise Financial, Inc.	8,963	516,986
Federated Investors, Inc., Class B	26,908	641,486
Franklin Resources, Inc.	3,200	420,128
Goldman Sachs Group, Inc. (The)	3,400	452,506
Legg Mason, Inc.	123,638	4,050,381
Northern Trust Corp.	89,500	4,113,420
		10,194,907
Chemicals — 0.3%
Calgon Carbon Corp. (a)	108,500	1,844,500
Eastman Chemical Co.	4,200	428,694
HB Fuller Co.	72,500	1,770,450
Lubrizol Corp.	2,300	308,821
Monsanto Co.	28,938	2,099,162
Mosaic Co. (The)	26,000	1,760,980
Nalco Holding Co.	130,200	3,620,862
Scotts Miracle-Gro Co. (The), Class A	37,614	1,929,974
Sherwin-Williams Co. (The)	1,672	140,231
		13,903,674

	Number of Shares	Value
Commercial Banks — 0.4%
CIT Group, Inc. (a)	32,120	$1,421,632
Fifth Third Bancorp	22,000	280,500
Huntington Bancshares Inc.	127,361	835,488
KeyCorp	62,200	518,126
M&T Bank Corp.	14,119	1,241,766
Marshall & Ilsley Corp.	205,800	1,640,226
PNC Financial Services Group, Inc.	11,200	667,632
Preferred Bank/Los Angeles CA (a)	19,966	143,755
Regions Financial Corp.	163,700	1,014,940
Synovus Financial Corp.	341,600	710,528
Wells Fargo & Co.	255,133	7,159,032
		15,633,625
Commercial Services & Supplies — 0.1%
KAR Auction Services, Inc. (a)	145,500	2,751,405
Pitney Bowes, Inc.	8,200	188,518
Viad Corp.	91,650	2,042,878
		4,982,801
Computers & Peripherals — 0.5%
Apple, Inc. (a)	4,300	1,443,381
Dell, Inc. (a)	881,290	14,691,104
Hewlett-Packard Co.	40,607	1,478,095
QLogic Corp. (a)	100,000	1,592,000
		19,204,580
Construction & Engineering — 0.1%
KBR, Inc.	70,000	2,638,300
Consumer Finance — 0.1%
American Express Co.	56,820	2,937,594
Capital One Financial Corp.	12,600	651,042
Discover Financial Services	18,100	484,175
		4,072,811
Distributors — 0.1%
Genuine Parts Co.	54,700	2,975,680
Diversified Consumer Services — 0.2%
Ascent Media Corp., Series A (a)	713	37,768
DeVry, Inc.	30,400	1,797,552
ITT Educational Services, Inc. (a)	20,000	1,564,800
K12, Inc. (a)	36,795	1,219,386
Sotheby's	47,344	2,059,464
		6,678,970
Diversified Financial Services — 0.3%
Bank of America Corp.	628,629	6,889,774
Citigroup, Inc.	35,841	1,492,419
JPMorgan Chase & Co.	36,197	1,481,905
Moody's Corp.	35,157	1,348,271
		11,212,369
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	167,900	5,273,739
Cincinnati Bell, Inc. (a)	36,295	120,499
FairPoint Communications, Inc. (b)	2,195	—
General Communications, Inc., Class A (a)	292,615	3,531,863
Level 3 Communications, Inc. (a)	661,226	1,613,392
Verizon Communications, Inc.	25,800	960,534
		11,500,027

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2011

	Number of Shares	Value
Electric Utilities — 0.2%
Edison International	111,200	$4,309,000
Empire District Electric Co. (The)	59,000	1,136,340
Entergy Corp.	4,700	320,916
Exelon Corp.	8,900	381,276
NV Energy, Inc.	180,800	2,775,280
		8,922,812
Electrical Equipment — 0.1%
Babcock & Wilcox Co. (a)	130,400	3,613,384
Generac Holdings, Inc. (a)	59,000	1,144,600
		4,757,984
Electronic Equipment, Instruments & Components — 0.1%
Checkpoint Systems, Inc. (a)	239,329	4,279,203
Rogers Corp. (a)	40,000	1,848,000
		6,127,203
Energy Equipment & Services — 0.2%
Baker Hughes, Inc.	3,487	253,017
Parker Drilling Co. (a)	142,500	833,625
Tidewater, Inc.	96,200	5,176,522
		6,263,164
Food & Staples Retailing — 0.5%
Costco Wholesale Corp.	114,163	9,274,602
CVS Caremark Corp.	15,600	586,248
Kroger Co. (The)	127,727	3,167,630
Safeway, Inc.	17,300	404,301
SUPERVALU, Inc.	5,034	47,370
Wal-Mart Stores, Inc.	125,300	6,658,442
Walgreen Co.	17,400	738,804
		20,877,397
Food Products — 0.2%
ConAgra Foods, Inc.	208,100	5,371,061
H.J. Heinz Co.	92,800	4,944,384
		10,315,445
Health Care Equipment & Supplies — 0.3%
Accuray, Inc. (a)	97,563	781,480
Baxter International, Inc.	94,300	5,628,767
Cooper Companies, Inc. (The)	7,100	562,604
Kinetic Concepts, Inc. (a)	75,000	4,322,250
		11,295,101
Health Care Providers & Services — 0.9%
Aetna, Inc.	13,400	590,806
AmerisourceBergen Corp.	15,000	621,000
Brookdale Senior Living, Inc. (a)	329,600	7,992,800
Cardinal Health, Inc.	13,800	626,796
CIGNA Corp.	10,400	534,872
Emeritus Corp. (a)	429,437	9,125,536
Health Management Associates, Inc., Class A (a)	64,283	692,971
Humana, Inc.	5,100	410,754
Lincare Holdings, Inc.	80,000	2,341,600
McKesson Corp.	2,700	225,855
PharMerica Corp. (a)	99,800	1,273,448
UnitedHealth Group, Inc.	16,500	851,070

	Number of Shares	Value
VCA Antech, Inc. (a)	174,043	$3,689,712
WellPoint, Inc.	108,024	8,509,050
		37,486,270
Hotels, Restaurants & Leisure — 0.3%
Brinker International, Inc.	85,500	2,091,330
MGM Resorts International (a)	163,766	2,163,349
Ruby Tuesday, Inc. (a)	144,800	1,560,944
Starwood Hotels & Resorts Worldwide, Inc.	19,100	1,070,364
Yum! Brands, Inc. (a)	130,000	7,181,200
		14,067,187
Household Durables — 0.6%
American Greetings Corp., Class A	104,049	2,501,338
Beazer Homes USA, Inc. (a)	856,627	2,903,965
Cavco Industries, Inc. (a)	2,455	110,475
Hovnanian Enterprises, Inc. (a)	513,600	1,237,776
KB Home	586,851	5,739,403
Lennar Corp., Class A	190,300	3,453,945
Mohawk Industries, Inc. (a)	2,007	120,400
Pulte Homes, Inc. (a)	276,489	2,117,906
Toll Brothers, Inc. (a)	248,500	5,153,890
Whirlpool Corp.	2,800	227,696
		23,566,794
Household Products — 0.1%
Procter & Gamble Co. (The)	87,500	5,562,375
Industrial Conglomerates — 0.1%
3M Co.	25,300	2,399,705
General Electric Co.	192,200	3,624,892
		6,024,597
Insurance — 0.7%
Aflac, Inc.	4,600	214,728
Berkshire Hathaway, Inc., Class B (a)	71,950	5,568,210
Brown & Brown, Inc.	110,000	2,822,600
Chubb Corp.	4,400	275,484
Everest Re Group Ltd.	71,600	5,853,300
Lincoln National Corp.	8,100	230,769
Loews Corp.	215,000	9,049,350
MBIA, Inc. (a)	239,987	2,085,487
Mercury General Corp.	26,816	1,058,964
National Western Life Insurance Co., Class A	9,400	1,499,018
Travelers Companies, Inc. (The)	6,500	379,470
		29,037,380
Internet & Catalog Retail — 0.4%
Amazon.com, Inc. (a)	45,942	9,394,680
Blue Nile, Inc. (a)	54,727	2,406,893
Liberty Media Holding Corp., Interactive, Series A (Tracking) (a) (d)	69,440	1,164,509
Priceline.com, Inc. (a)	9,428	4,826,476
		17,792,558
Internet Software & Services — 0.1%
AOL, Inc. (a)	1,656	32,888
eBay, Inc. (a)	74,595	2,407,181
		2,440,069

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2011

	Number of Shares	Value
IT Services — 0.5%
Alliance Data Systems Corp. (a)	20,401	$1,919,122
CACI International, Inc., Class A (a)	41,200	2,598,896
CoreLogic, Inc. (a)	88,454	1,478,066
DST Systems, Inc.	32,047	1,692,081
Fidelity National Information Services, Inc.	12,100	372,559
Forrester Research, Inc.	22,466	740,479
Gartner Group, Inc., Class A (a)	118,361	4,768,765
Hackett Group, Inc. (The) (a)	16,375	83,349
International Business Machines Corp. (IBM)	9,100	1,561,105
Jack Henry & Associates, Inc.	100,000	3,001,000
Lender Processing Services, Inc.	50,500	1,055,955
Mastercard, Inc.	800	241,072
Sapient Corp. (a)	45,855	689,201
Visa, Inc., Class A	4,300	362,318
		20,563,968
Machinery — 0.1%
Caterpillar, Inc.	3,600	383,256
Cummins, Inc.	2,300	238,027
John Bean Technologies Corp.	134,500	2,598,540
Parker Hannifin Corp.	2,600	233,324
		3,453,147
Media — 1.5%
Cablevision Systems Corp.	412,917	14,951,724
CBS Corp., Class A	26,253	755,299
CBS Corp., Class B	91,049	2,593,986
CC Media Holdings, Inc., Class A (a)	88,498	685,859
Comcast Corp., Class A	9,900	250,866
DIRECTV, Class A (a)	274,525	13,951,360
Discovery Communications, Inc., Series A (a)	3,932	161,055
Discovery Communications, Inc., Series C (a)	2,239	81,835
Interpublic Group of Companies, Inc. (The)	36,112	451,400
Liberty Global, Inc., Series A (a)	137,119	6,175,840
Liberty Global, Inc., Series C (a)	104,201	4,449,383
Liberty Media – Starz, Series A (a)	5,415	407,425
Liberty Media Holding Corp., Capital (Tracking), Series A (a) (d)	14,464	1,240,288
Live Nation, Inc. (a)	326,900	3,749,543
Madison Square Garden, Inc., Class A (a)	12,964	356,899
McGraw-Hill Companies, Inc. (The)	9,900	414,909
Primedia, Inc.	74,527	525,415
Sun-Times Media Group, Inc. (a)	41,415	21
Time Warner Cable, Inc.	6,600	515,064
Time Warner, Inc.	61,334	2,230,718
Viacom, Inc.	13,800	703,800
Walt Disney Co. (The)	168,000	6,558,720
		61,211,409
Metals & Mining — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	14,000	740,600

	Number of Shares	Value
Multi-Utilities — 0.0%
Public Service Enterprise Group, Inc.	15,900	$518,976
Sempra Energy	4,100	216,808
		735,784
Multiline Retail — 0.1%
Big Lots, Inc. (a)	87,900	2,913,885
J.C. Penney Co., Inc.	6,400	221,056
Saks, Inc. (a)	163,600	1,827,412
		4,962,353
Office Electronics — 0.1%
Xerox Corp.	96,655	1,006,179
Zebra Technologies Corp., Class A (a)	93,579	3,946,226
		4,952,405
Oil, Gas & Consumable Fuels — 1.7%
Berry Petroleum Co., Class A	30,000	1,593,900
Bill Barrett Corp. (a)	94,000	4,356,900
Chesapeake Energy Corp.	673,500	19,996,215
Chevron Corp.	42,100	4,329,564
ConocoPhillips	14,100	1,060,179
Consol Energy, Inc.	93,700	4,542,576
Devon Energy Corp.	914	72,032
EOG Resources, Inc.	66,000	6,900,300
Exxon Mobil Corp.	33,660	2,739,251
Forest Oil Corp. (a)	30,000	801,300
Hess Corp.	7,300	545,748
Marathon Oil Corp.	14,700	774,396
Murphy Oil Corp.	8,000	525,280
Pioneer Natural Resources Co.	37,700	3,376,789
Southwestern Energy Co. (a)	281,400	12,066,432
Stone Energy Corp. (a)	82,506	2,507,357
Tesoro Corp. (a)	132,600	3,037,866
Ultra Petroleum Corp. (a)	78,100	3,576,980
Valero Energy Corp.	20,100	513,957
		73,317,022
Paper & Forest Products — 0.0%
AbitibiBowater, Inc. (a)	24,140	490,042
Personal Products — 0.1%
Estee Lauder Companies, Inc. (The), Class A	39,250	4,128,708
Herbalife Ltd.	4,800	276,672
		4,405,380
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co.	19,489	564,402
Forest Laboratories, Inc. (a)	15,900	625,506
Johnson & Johnson	88,800	5,906,976
Merck & Co., Inc.	215,066	7,589,679
Pfizer, Inc.	404,857	8,340,054
		23,026,617
Professional Services — 0.1%
Heidrick & Struggles International, Inc.	8,606	194,840
Towers Watson & Co., Class A	58,396	3,837,201
Volt Information Sciences, Inc. (a)	184,000	1,803,200
		5,835,241

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2011

	Number of Shares	Value
Real Estate Investment Trusts (REITs) — 3.0%
Apartment Investment & Management Co.	134,100	$3,423,573
AvalonBay Communities, Inc.	43,000	5,521,200
Boston Properties, Inc.	116,300	12,346,408
Brandywine Realty Trust	360,600	4,179,354
CBL & Associates Properties, Inc.	474,000	8,593,620
CommonWealth REIT	139,600	3,607,264
Coresite Realty Corp.	332,600	5,454,640
Corporate Office Properties Trust	254,800	7,926,828
Digital Realty Trust, Inc.	57,100	3,527,638
Douglas Emmett, Inc.	367,200	7,303,608
EastGroup Properties, Inc.	71,700	3,047,967
Equity Lifestyle Properties, Inc.	112,400	7,018,256
Essex Property Trust, Inc.	40,800	5,519,832
Excel Trust, Inc.	314,900	3,473,347
OMEGA Healthcare Investors, Inc.	182,391	3,832,035
Parkway Properties, Inc.	195,562	3,336,288
Pennsylvania Real Estate Investment Trust	618,535	9,710,999
ProLogis, Inc.	247,500	8,870,400
Simon Property Group, Inc.	99,470	11,561,398
SL Green Realty Corp.	73,424	6,084,647
		124,339,302
Real Estate Management & Development — 0.3%
Avatar Holdings, Inc. (a)	235,105	3,575,947
CB Richard Ellis Group Inc., Class A (a)	125,943	3,162,429
Forest City Enterprises, Inc., Class A (a)	236,600	4,417,322
		11,155,698
Road & Rail — 0.2%
CSX Corp.	15,600	409,032
J.B. Hunt Transport Services, Inc.	1,688	79,488
Kansas City Southern (a)	98,121	5,821,519
Ryder System, Inc.	4,600	261,510
Union Pacific Corp.	4,200	438,480
		7,010,029
Semiconductors & Semiconductor Equipment — 0.2%
Cabot Microelectronics Corp. (a)	60,829	2,826,724
Intel Corp.	52,900	1,172,264
LSI Corp. (a)	379,546	2,702,367
Texas Instruments, Inc.	6,500	213,395
		6,914,750
Software — 0.4%
Activision Blizzard, Inc.	30,400	355,072
Adobe Systems, Inc. (a)	7,800	245,310
CA, Inc.	21,600	493,344
JDA Software Group, Inc. (a)	20,000	617,800
Microsoft Corp.	400,315	10,408,190
Oracle Corp.	10,900	358,719
Parametric Technology Corp. (a)	140,276	3,216,529
Symantec Corp. (a)	27,000	532,440
		16,227,404
Specialty Retail — 0.1%
AutoZone, Inc. (a)	1,200	353,820
Blockbuster, Inc., Class B (a) (c)	146,876	3,804
Home Depot, Inc. (The)	6,800	246,296

	Number of Shares	Value
Penske Automotive Group, Inc.	174,900	$3,977,226
TJX Companies, Inc. (The)	12,500	656,625
		5,237,771
Textiles, Apparel & Luxury Goods — 0.1%
Coach, Inc.	10,400	664,872
Fossil, Inc. (a)	2,200	258,984
Hanesbrands, Inc. (a)	165,750	4,732,162
		5,656,018
Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp. (a)	96,650	575,068
Washington Mutual, Inc. (a)	33,600	4,351
		579,419
Tobacco — 0.1%
Altria Group, Inc.	36,150	954,721
Philip Morris International, Inc.	46,796	3,124,569
		4,079,290
Trading Companies & Distributors — 0.0%
United Rentals, Inc. (a)	25,000	635,000
W.W. Grainger, Inc.	3,800	583,870
		1,218,870
Wireless Telecommunication Services — 0.1%
MetroPCS Communications, Inc. (a)	12,900	222,009
NII Holdings, Inc., Class B (a)	64,930	2,751,733
United States Cellular Corp. (a)	65,690	3,180,710
		6,154,452
Total US Common Stocks (Cost $618,690,546)		730,195,779
Foreign Common Stocks — 23.6%
Australia — 0.7%
Alumina Ltd.	1,840,773	4,214,366
Amcor Ltd.	140,444	1,086,820
AMP Ltd.	476,875	2,511,267
Australia and New Zealand Banking Group Ltd.	54,133	1,278,435
BHP Billiton Ltd.	26,815	1,267,365
DuluxGroup Ltd.	21,966	66,285
Fortescue Metals Group Ltd.	352,861	2,420,325
Iluka Resources Ltd.	58,820	1,067,074
Orica Ltd.	21,623	627,090
QBE Insurance Group Ltd.	186,938	3,470,510
Santos Ltd.	48,251	703,090
Telstra Corp. Ltd.	896,431	2,783,617
Tishman Speyer Office Fund – REIT (a)	7,049,860	4,699,118
Westfield Group – REIT	559,312	5,212,095
		31,407,457
Austria — 0.1%
Andritz AG	3,338	343,703
Conwert Immobilien Invest SE	165,200	2,794,074
Oesterreichische Post AG	9,775	314,692
		3,452,469
Bahamas — 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	111,807	552,327

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2011

	Number of Shares	Value
Belgium — 0.0%
Ageas, Strip VVPR (a) (c)	39,332	$57
Anheuser-Busch InBev NV	27,879	1,616,567
		1,616,624
Bermuda — 0.1%
Lazard Ltd., Class A	90,869	3,371,240
Brazil — 0.6%
CCR SA	38,700	1,151,837
HRT Participacoes em Petroleo SA (a)	11,841	10,622,113
Petroleo Brasileiro SA – ADR	185,500	6,281,030
Redecard SA	157,900	2,379,655
Vale SA – ADR	147,500	4,271,600
		24,706,235
Canada — 1.7%
Ace Aviation Holdings, Inc., Class A (a) (c)	125,246	1,483,031
Agrium, Inc.	2,600	228,176
BCE, Inc.	42,695	1,674,244
Bell Aliant, Inc. (b) (c) (e) (f)	1,558	46,395
Bombardier, Inc., Class B	1,260,011	9,079,866
Canadian Natural Resources Ltd.	114,200	4,787,294
Catalyst Paper Corp. (a)	352,814	51,215
Chorus Aviation, Inc.	8,875	46,287
Encana Corp.	83,800	2,587,551
Fairfax Financial Holdings Ltd.	20,500	8,204,676
First Quantum Minerals Ltd.	39,400	5,744,650
Fraser Papers, Inc. (b) (c)	101,580	—
Groupe Aeroplan, Inc.	57,097	788,566
Imperial Oil Ltd. – NYSE Shares	66,995	3,120,344
Imperial Oil Ltd. – TSE Shares	107,800	5,022,402
Kinross Gold Corp.	298,100	4,709,980
Lundin Mining Corp. (a)	194,600	1,493,120
Nortel Networks Corp. (a)	22,767	1,138
Onex Corp.	43,945	1,702,758
Research In Motion Ltd. (a)	9,200	265,420
Rogers Communications, Inc., Class B – TSE Shares	229,296	9,079,594
Suncor Energy, Inc.	138,429	5,425,492
Teck Resources Ltd., Class B	94,309	4,785,239
Yellow Media, Inc.	25,361	63,110
		70,390,548
Chile — 0.1%
Enersis SA – SPADR	143,100	3,305,610
China — 0.3%
China Construction Bank Corp., Class H	4,825,080	4,022,252
China Real Estate Information Corp. – ADR (a)	267,900	1,912,806
China Shenhua Energy Co. Ltd.	604,500	2,910,378
ENN Energy Holdings Ltd.	381,176	1,298,118
Tsingtao Brewery Co. Ltd., Class H	554,000	3,203,580
		13,347,134
Denmark — 0.2%
Bang & Olufsen A/S, Class B (a)	9,300	121,398
Carlsberg A/S, Class B	9,868	1,073,773
Coloplast A/S, Class B	10,160	1,544,617

	Number of Shares	Value
Danske Bank A/S (a)	18,694	$347,181
GN Store Nord A/S (GN Great Nordic)	106,021	1,020,439
Novo Nordisk A/S, Class B	8,998	1,128,109
Topdanmark A/S (a)	1,198	223,775
Vestas Wind Systems A/S (a)	17,660	410,557
William Demant Holding A/S (a)	11,987	1,081,585
		6,951,434
Finland — 0.1%
Cargotec Oyj, B Shares	4,620	236,784
Kone Oyj, Class B	1,571	98,641
Metso Oyj	38,003	2,158,459
Nokia Oyj	21,630	139,700
Outokumpu Oyj	8,250	109,205
Sampo Oyj, Class A	71,427	2,306,195
Tieto Oyj	16,678	282,098
Wartsila Oyj Corp.	7,548	254,684
		5,585,766
France — 1.5%
Accor SA	200,000	8,954,940
Alcatel Lucent – SPADR (a)	39,116	225,699
Alstom SA	2,552	157,170
AXA SA	44,226	1,004,107
BNP Paribas	19,715	1,520,529
Carrefour SA (a)	342,184	14,053,737
Edenred	210,388	6,415,655
Eurofins Scientific	3,704	341,050
France Telecom SA	300,491	6,392,446
GDF Suez, Strip VVPR (a) (c)	9,765	14
Groupe Eurotunnel SA	76,639	856,917
Imerys SA	2,359	166,123
Legrand SA	36,461	1,535,569
Neopost SA	9,193	789,770
SA des Ciments Vicat	2,946	247,403
Sanofi-Aventis	69,573	5,591,862
Societe BIC SA	4,751	459,144
Societe Generale, Class A	5,663	335,655
Technip SA	2,537	271,760
Thales SA	16,587	715,183
Total SA	143,108	8,276,805
Vinci SA	43,666	2,797,150
		61,108,688
Germany — 0.6%
Adidas AG	2,870	227,648
Alstria Office AG – REIT	235,834	3,554,097
Axel Springer AG	3,468	171,284
BASF SE	27,435	2,684,798
Bayer AG	2,831	227,601
Bayerische Motoren Werke AG	14,903	1,485,030
Celesio AG	4,652	92,753
Daimler AG	32,909	2,476,761
Deutsche Bank AG	4,971	293,728
Deutsche Telekom AG	324,148	5,084,292
E.ON AG	37,929	1,076,727
Fresenius Medical Care AG & Co.	32,320	2,416,429
GEA Group AG	6,495	232,254

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2011

	Number of Shares	Value
Hannover Rueckversicherung AG	4,069	$212,241
RWE AG	91,493	5,063,640
SAP AG	11,284	682,480
Siemens AG	3,645	500,476
TAG Immobilien AG (a)	6	61
		26,482,300
Gibraltar — 0.0%
Bwin.Party Digital Entertainment plc (a)	99,962	241,121
Hong Kong — 1.5%
Asia Satellite Telecommunications Holdings Ltd.	47,000	108,759
Beijing Enterprises Holdings Ltd.	573,305	2,999,120
Cheung Kong Holdings Ltd.	512,000	7,529,595
China Mobile Ltd.	330,000	3,074,916
City Telecom HK Ltd. – ADR	5,300	61,957
Esprit Holdings Ltd.	26,269	81,829
First Pacific Co.	4,219,200	3,787,069
Greentown China Holdings Ltd.	1,315,842	1,265,933
Henderson Land Development Co. Ltd.	322,846	2,095,092
Hong Kong & Shanghai Hotels Ltd. (The) (c)	1,112,948	1,855,197
Hong Kong Aircraft Engineering Co. Ltd.	55,600	801,961
i-Cable Communications Ltd. (a) (c)	2,031,000	193,631
Jardine Matheson Holdings Ltd.	216,600	12,420,080
Jardine Strategic Holdings Ltd.	380,500	11,662,174
Mandarin Oriental International Ltd.	253,000	529,502
Midland Holdings Ltd.	1,620,000	948,968
New World Development Ltd.	4,291,400	6,518,719
Next Media Ltd. (a)	1,930,000	213,397
Silver Grant International Ltd.	562,000	181,117
Sino-Forest Corp. (a)	170,900	567,038
SmarTone Telecommunications Holdings Ltd.	1,768,500	2,621,587
Television Broadcasts Ltd.	356,000	2,357,452
Wheelock & Co. Ltd.	562,000	2,281,120
		64,156,213
India — 0.2%
Axis Bank Ltd. – GDR	148,856	4,333,198
Reliance Industries Ltd. – GDR (f)	104,371	4,199,889
		8,533,087
Indonesia — 0.3%
Bank Pan Indonesia Tbk PT (a) (c)	24,363,721	2,590,263
Bumi Resources Tbk PT	7,057,500	2,435,638
Citra Marga Nusaphala Persada Tbk PT	326,000	43,054
Gudang Garam Tbk PT	99,000	575,998
Indofood Sukses Makmur Tbk PT	2,795,500	1,875,974
Matahari Putra Prima Tbk PT (c)	7,430,400	1,048,878
Perusahaan Gas Negara (Persero) Tbk PT	6,520,000	3,067,088
Semen Gresik (Persero) Tbk PT	676,000	758,255
		12,395,148
Ireland — 0.1%
Anglo Irish Bank Corp Ltd. (c)	38,180	—
CRH plc – BATS Europe Shares	15,140	335,264
CRH plc – LSE Shares	113,145	2,516,171
DCC plc	14,536	414,114

	Number of Shares	Value
Experian plc	49,028	$624,414
Fyffes plc	145,079	88,358
Independent News & Media plc (a)	136,536	97,023
Irish Continental Group plc (UNIT)	9,896	225,546
Paddy Power plc	13,714	745,314
		5,046,204
Israel — 0.1%
Teva Pharmaceutical Industries Ltd. – SPADR	52,600	2,536,372
Italy — 0.4%
Banco Popolare Societa Cooperativa	25,884	59,604
Davide Campari-Milano SpA	28,457	233,894
Eni SpA	204,149	4,839,654
Fiat Industrial SpA (a)	101,222	1,308,573
Fiat SpA	101,222	1,111,280
Finmeccanica SpA	15,478	187,316
Intesa Sanpaolo SpA	1,108,654	2,948,342
Luxottica Group SpA	34,600	1,109,132
Luxottica Group SpA – SPADR	28,437	912,828
Saipem SpA	47,445	2,449,516
UniCredit SpA	241,066	509,886
		15,670,025
Japan — 5.5%
Alfresa Holdings Corp.	11,100	432,046
Astellas Pharma, Inc.	94,400	3,650,185
Bank of Yokohama Ltd. (The)	73,000	365,049
BML, Inc.	266,800	6,770,592
Canon, Inc.	69,700	3,323,772
Chiba Bank Ltd. (The)	49,000	307,203
Dai-ichi Life Insurance Co. Ltd. (The)	209	292,636
Daiichikosho Co. Ltd.	762,900	12,352,846
Dentsu, Inc.	16,500	487,620
Duskin Co. Ltd.	431,800	8,398,677
DyDo DRINCO, Inc.	169,600	6,302,063
East Japan Railway Co.	13,600	781,512
FP Corp.	145,800	9,035,712
Fujitsu Frontech Ltd.	7,100	51,192
Fukuoka Financial Group, Inc.	110,000	459,987
Hitachi Chemical Co. Ltd.	23,800	473,614
Hitachi Ltd.	175,000	1,034,473
Hitachi Metals Ltd.	18,000	254,479
Isetan Mitsukoshi Holdings Ltd.	51,000	499,358
Japan Airport Terminal Co. Ltd.	123,362	1,439,631
JS Group Corp.	38,900	1,002,405
JX Holdings, Inc.	64,200	433,533
Kao Corp.	486,900	12,796,129
Kawasaki Heavy Industries Ltd.	103,000	410,837
Kinden Corp.	39,000	333,475
Kirin Holdings Co. Ltd.	21,000	293,605
Kyowa Hakko Kirin Co. Ltd.	39,000	372,008
Marui Group Co. Ltd.	40,500	307,032
Meiko Network Japan Co. Ltd.	268,900	2,372,067
Miraca Holdings, Inc.	197,300	8,004,530
Mitsubishi Corp.	24,500	613,846
Mitsubishi Estate Co. Ltd.	773,334	13,575,752

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2011

	Number of Shares	Value
Mitsubishi Heavy Industries Ltd.	79,000	$372,240
Mitsubishi Tanabe Pharma Corp.	5,400	90,602
Mitsubishi UFJ Financial Group, Inc.	207,300	1,009,193
Mitsui & Co. Ltd.	21,000	363,155
Mitsui Fudosan Co. Ltd.	135,600	2,337,812
MOSHI MOSHI HOTLINE, Inc.	471,150	7,648,488
MS&AD Insurance Group Holdings	16,600	389,367
Namco Bandai Holdings, Inc.	29,950	360,535
Nippon Meat Packers, Inc.	34,000	487,504
Nippon Suisan Kaisha Ltd.	64,300	211,537
Nippon Telegraph & Telephone Corp.	25,700	1,249,674
NISSIN FOODS HOLDINGS CO. Ltd.	282,400	10,277,425
NKSJ Holdings, Inc.	2,425,000	15,999,786
Noritake Co. Ltd.	15,000	59,443
NSK Ltd.	33,000	329,108
NTT Data Corp.	171	568,269
NTT DoCoMo, Inc.	203	362,140
Obayashi Corp.	108,000	470,966
OLYMPUS Corp.	529,300	17,839,796
OMRON Corp.	18,700	519,767
Onward Holdings Co. Ltd.	38,000	321,040
Otsuka Holdings Co. Ltd.	10,300	273,049
Panasonic Corp.	38,500	470,455
Ryosan Co. Ltd.	4,600	98,214
Sansei Yusoki Co. Ltd.	457,500	2,601,646
Secom Co. Ltd.	264,500	12,702,457
Sekisui House Ltd.	45,000	418,469
Seven & I Holdings Co. Ltd.	225,380	6,063,146
Seven Bank Ltd.	5,378	10,757,416
Shimizu Corp.	84,000	349,495
Shiseido Co. Ltd.	22,000	411,437
So-net Entertainment Corp.	1,879	7,942,394
Sony Corp.	4,200	111,172
Sumitomo Chemical Co. Ltd.	530,000	2,647,113
Sumitomo Electric Industries Ltd.	82,800	1,208,311
Sumitomo Forestry Co. Ltd.	40,200	369,146
Sumitomo Metal Industries Ltd.	1,307,000	2,939,664
Sumitomo Mitsui Financial Group, Inc.	29,800	917,123
Sumitomo Realty & Development Co. Ltd.	127	2,839
Taiyo Nippon Sanso Corp.	28,000	223,399
TOKAI Corp. – Gifu	142,700	3,144,734
Tokio Marine Holdings, Inc.	295,100	8,290,596
Tokyo Electric Power Co., Inc. (The)	18,500	75,989
Tokyo Electron Ltd.	7,600	414,607
Tokyo Gas Co. Ltd.	204,000	922,826
Tokyo Ohka Kogyo Co. Ltd.	8,000	172,493
Toppan Forms Co. Ltd.	19,400	154,504
Toyo Seikan Kaisha Ltd.	27,700	465,397
Toyo Suisan Kaisha Ltd.	10,000	236,355
Toyota Motor Corp.	31,700	1,334,659
Trend Micro, Inc.	90,900	2,822,139
West Japan Railway Co.	13,500	528,505
Yamada Denki Co. Ltd.	6,100	497,623
Yamatake Corp.	9,900	220,944
Yamato Holdings Co. Ltd.	60,000	942,411

	Number of Shares	Value
Yaskawa Electric Corp.	13,000	$145,821
ZOJIRUSHI Corp.	846,000	2,455,490
		231,827,751
Luxembourg — 0.1%
APERAM	2,240	72,540
ArcelorMittal	44,814	1,559,404
GAGFAH SA	601,846	4,376,279
Oriflame Cosmetics SA – SDR	2,718	133,702
		6,141,925
Malaysia — 0.4%
AMMB Holdings Berhad	1,194,575	2,577,612
British American Tobacco Malaysia Berhad	53,100	821,060
Bumiputra-Commerce Holdings Berhad	1,855,938	5,496,746
Carlsberg Brewery Malaysia Berhad	144,200	347,003
Genting Malaysia Berhad	3,311,000	3,954,291
Malaysian Airline System Berhad (a)	974,100	497,655
Multi-Purpose Holdings Berhad	546,150	548,578
Sime Darby Berhad	694,406	2,123,389
		16,366,334
Mexico — 0.2%
America Movil SA de CV, Series L – ADR	7,997	430,878
Cemex SAB de CV – SPADR (a)	749,531	6,445,967
Telefonos de Mexico SAB de CV, Series L – SPADR	4,650	76,725
		6,953,570
Mongolia — 0.1%
Mongolian Mining Corp. (a)	2,276,000	2,809,177
Netherlands — 0.6%
Akzo Nobel NV	4,575	288,603
ASML Holding NV	5,114	188,413
Heineken NV	27,517	1,655,064
ING Groep NV – CVA (a)	345,052	4,256,319
Koninklijke (Royal) KPN NV	98,054	1,425,320
Koninklijke (Royal) Philips Electronics NV	8,784	225,435
Koninklijke Ahold NV	277,770	3,732,542
Koninklijke Boskalis Westminster NV – CVA	27,788	1,313,893
Randstad Holding NV	4,222	195,124
Reed Elsevier NV	180,460	2,423,494
Royal Dutch Shell plc, Class A – BATS Europe Shares	673	23,980
Royal Dutch Shell plc, Class A – Quote MTF Shares	231,417	8,215,226
Royal Dutch Shell plc, Class B	53,650	1,915,106
TNT Express NV (a)	3,903	40,480
TNT NV	3,903	33,117
Wolters Kluwer NV	32,830	727,493
		26,659,609
New Zealand — 0.0%
Telecom Corp. of New Zealand Ltd.	104,706	212,424
Norway — 0.2%
DNB NOR ASA	68,013	948,044

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2011

	Number of Shares	Value
Norwegian Property ASA	1,812,300	$3,794,091
Statoil ASA – SPADR	191,400	4,871,130
StatoilHydro ASA	26,142	661,932
Storebrand ASA	19,430	165,530
		10,440,727
Papua New Guinea — 0.1%
Oil Search Ltd.	361,856	2,587,066
Peru — 0.1%
Cia de Minas Buenaventura SA – ADR	73,400	2,787,732
Philippines (The) — 0.4%
ABS-CBN Holdings Corp. – PDR (c)	4,082,800	3,485,949
Ayala Corp. (c)	777,358	5,732,230
Banco de Oro Unibank, Inc.	303,400	382,813
Benpres Holdings Corp. (a)	8,424,344	1,117,875
DMCI Holdings, Inc.	1,526,000	1,502,946
Globe Telecom, Inc.	128,900	2,661,366
Jollibee Foods Corp.	757,340	1,549,652
		16,432,831
Russia — 0.2%
Gazprom OAO – SPADR (a)	10,240	148,992
Lukoil OAO – SPADR	51,600	3,289,500
Oao Gazprom – SPADR (a)	198,651	2,909,553
		6,348,045
Singapore — 0.5%
CapitaLand Ltd.	2,969,644	7,062,419
Genting Singapore plc (a)	318,516	502,615
Global Yellow Pages Singapore Ltd. (c)	511,000	64,621
Great Eastern Holdings Ltd. (c)	220,000	2,640,233
GuocoLeisure Ltd. (c)	1,897,000	1,068,403
Singapore Telecommunications Ltd.	1,210,000	3,116,157
STATS ChipPAC Ltd. (a) (c)	2,636,000	1,354,256
United Industrial Corp. Ltd.	113,000	262,541
United Overseas Bank Ltd.	256,414	4,119,662
Yanlord Land Group Ltd.	2,560,246	2,505,769
		22,696,676
South Africa — 0.6%
Anglo Platinum Ltd.	51,723	4,810,540
AngloGold Ashanti Ltd.	6,085	256,297
AngloGold Ashanti Ltd. – SPADR	42,258	1,778,639
City Lodge Hotels Ltd.	16,093	155,302
Clicks Group Ltd.	112,761	705,666
Discovery Holdings Ltd.	18,458	105,310
FirstRand Ltd.	413,693	1,215,519
Gold Fields Ltd.	123,119	1,801,508
Hosken Consolidated Investments Ltd. (c)	448,718	5,420,230
JD Group Ltd.	103,455	645,938
MMI Holdings Ltd.	69,817	175,447
Mondi Ltd.	3,909	38,183
Nedbank Group Ltd.	73,488	1,593,567
RMB Holdings Ltd.	395,886	1,562,336
RMI Holdings	395,886	723,591
Sasol Ltd. – SPADR	49,400	2,612,766
Sun International Ltd.	107,391	1,454,455
		25,055,294

	Number of Shares	Value
South Korea — 0.1%
KB Financial Group, Inc.	33,183	$1,578,308
Korea Electric Power Corp. (a)	710	18,876
POSCO	155	67,326
Samsung Electronics Co. Ltd.	4,879	3,792,150
SK Telecom Co. Ltd.	914	138,050
		5,594,710
Spain — 0.8%
Acciona SA	8,012	850,409
Acerinox SA	50,855	926,995
ACS, Actividades de Construccion y Servicios SA	236,000	11,130,004
Banco Santander SA	140,242	1,618,176
Banco Santander SA – SPADR	5,507	63,386
Gestevision Telecinco SA	59,783	519,413
Iberdrola SA (a)	630,116	5,608,040
Inditex SA	10,715	978,460
Inmobiliaria Colonial SA (a)	70,021,265	5,783,793
Telefonica SA	236,893	5,792,969
Viscofan SA	15,619	622,272
		33,893,917
Sweden — 0.2%
Assa Abloy AB, Class B	60,666	1,630,520
CDON Group AB (a)	4,879	29,687
Hoganas AB, Class B	12,410	496,417
Modern Times Group AB, Class B	4,879	322,374
Nordea Bank AB	40,562	435,864
Svenska Handelsbanken AB, Class A	41,529	1,281,016
Swedish Match AB	24,334	816,007
Telefonaktiebolaget LM Ericsson, Class B	113,720	1,635,583
		6,647,468
Switzerland — 0.8%
ABB Ltd. (a)	5,700	147,809
ACE Ltd.	5,200	342,264
Adecco SA (a)	18,667	1,196,808
Clariant AG (a)	35,784	684,011
Compagnie Financiere Richemont SA	22,792	1,492,486
Geberit AG (a)	6,022	1,426,859
Glencore International plc (a)	612,621	4,827,643
Helvetia Holding AG	459	196,546
Logitech International SA (a)	23,325	261,352
Nestle SA	9,654	599,989
Noble Corp.	89,600	3,531,136
Novartis AG	143,302	8,778,317
Roche Holding AG	12,121	2,027,832
Sonova Holding AG (a)	4,504	421,597
Swiss Re Ltd. (a)	2,991	167,951
Transocean Ltd.	43,100	2,782,536
UBS AG (a)	123,573	2,253,367
Zurich Financial Services AG (a)	14,203	3,589,759
		34,728,262
Taiwan — 0.3%
Chunghwa Telecom Co. Ltd.	120,000	412,875
Chunghwa Telecom Co. Ltd. – ADR	92,961	3,211,802
Taiwan Semiconductor Manufacturing Co. Ltd.	2,623,243	6,639,627

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2011

	Number of Shares	Value
Uni-President Enterprises Corp.	342,223	$498,138
		10,762,442
Thailand — 0.3%
Advanced Info Service PCL	359,000	1,215,167
Bangkok Bank PCL	411,800	2,125,945
Big C Supercenter PCL	50,600	150,688
GMM Grammy PCL (c)	1,071,500	610,293
Kasikornbank PCL	653,400	2,658,259
Land and Houses PCL	2,862,300	535,662
Matichon PCL (c)	115,200	24,933
MBK PCL (c)	509,400	1,570,892
Siam Cement PCL	213,200	2,831,102
Thanachart Capital PCL	1,536,500	1,425,232
		13,148,173
Turkey — 0.1%
Turkiye Garanti Bankasi A/S	580,047	2,631,312
Turkiye Garanti Bankasi A/S – ADR	148,100	671,189
		3,302,501
United Kingdom — 3.4%
Admiral Group plc	10,865	289,465
AMEC plc	17,896	312,745
Anglo American plc – JSE Shares	103,085	5,108,657
Anglo American plc – LSE Shares	36,275	1,799,559
Atrium European Real Estate Ltd.	273,100	1,798,705
Aviva plc	22,509	158,488
BAE Systems plc	188,438	963,305
Barclays plc	241,496	994,048
Barratt Developments plc (a)	52,977	97,143
Berkeley Group Holdings plc (UNIT) (a)	15,250	315,271
BG Group plc	311,694	7,074,066
BHP Billiton plc	46,679	1,829,605
BP plc	1,167,021	8,598,606
BP plc – SPADR	130,700	5,788,703
British American Tobacco plc	3,090	135,445
British Sky Broadcasting Group plc	22,265	302,395
Bunzl plc	56,861	711,853
Cable & Wireless Communications plc	614,935	400,055
Cable & Wireless Worldwide	436,637	322,571
Capita Group plc	129,082	1,482,363
Carnival plc	28,622	1,109,350
Carphone Warehouse Group plc (a)	31,654	214,907
Centrica plc	35,432	183,859
Close Brothers Group plc	10,660	132,086
Compass Group plc	401,366	3,871,687
Daily Mail & General Trust NV, Class A	17,468	130,202
Devro plc	82,023	355,186
Diageo plc	87,276	1,783,234
Eurocastle Investment Ltd. (a)	83,992	24,332
G4S plc	166,312	746,880
Galiform plc (a)	421,225	722,720
GlaxoSmithKline plc	388,698	8,322,283
Hays plc	157,398	260,208
HMV Group plc	65,314	10,167
Homeserve plc	77,404	624,820
Horizon Acquisition Co. plc (a)	62,721	951,276
HSBC Holdings plc	13,877	137,667

	Number of Shares	Value
ICAP plc	122,328	$928,295
Informa plc	156,114	1,082,709
International Personal Finance	139,535	823,937
Intertek Group plc	64,270	2,035,237
Invensys plc	436,180	2,253,725
ITV plc (a)	551,557	632,451
Jupiter Fund Management plc	55,740	226,156
Kazakhmys plc	143,005	3,171,673
Ladbrokes plc	93,614	228,983
Lloyds Banking Group plc (a)	4,150,404	3,261,234
Michael Page International plc	147,053	1,262,734
Millennium & Copthorne Hotels plc	26,536	216,573
Mondi plc	9,680	96,230
National Express Group plc	34,626	140,716
Next plc	9,360	349,561
Northgate plc (a)	15,092	79,427
Orient-Express Hotels Ltd., Class A (a)	157,700	1,695,275
Paragon Group of Cos. plc	92,565	294,641
Petrofac Ltd.	6,592	160,189
Provident Financial plc	45,496	703,202
Quintain Estates & Development plc (a)	1,955,500	1,883,089
Raven Russia Ltd.	1,422,339	1,312,667
Reckitt Benckiser Group plc	33,122	1,828,775
Reed Elsevier plc	80,479	731,908
Rexam plc	111,098	682,454
Rightmove plc	53,697	1,026,762
Rio Tinto plc	23,867	1,723,420
Rolls-Royce Group plc – C Shares	23,268,960	37,346
Rolls-Royce Holdings plc (a)	242,385	2,509,304
Royal Bank of Scotland Group plc (a)	392,103	243,056
RSA Insurance Group plc	99,209	214,622
Sage Group plc	259,299	1,202,349
Savills plc	400,712	2,514,611
Smith & Nephew plc	17,982	191,844
Smiths Group plc	35,102	676,641
Songbird Estates plc (a)	2,082,516	5,129,734
Sportingbet plc	360,308	317,854
Stagecoach Group plc	195,609	801,535
Sthree plc	44,142	281,268
TalkTalk Telecom Group plc	95,884	220,071
Tesco plc	239,650	1,547,776
Thomas Cook Group plc	303,170	647,180
Tui Travel plc	186,039	670,572
Unilever plc	244,323	7,884,494
Vedanta Resources plc	174,494	5,869,721
Vodafone Group plc	3,272,811	8,697,927
Vodafone Group plc – SPADR	181,000	4,836,320
WH Smith plc	20,155	158,617
Willis Group Holdings plc	272,080	11,185,209
Wolseley plc	13,905	453,508
WPP plc	65,487	819,861
		144,007,355
Total Foreign Common Stocks (Cost $845,002,604)		990,259,991
Total Common Stocks (Cost $1,463,693,150)		1,720,455,770

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2011

	Interest Rate	Maturity Date	Principal Amount	Value
Convertible Bonds — 0.1%
Communications — 0.0%
Leap Wireless International, Inc.	4.500%	07/15/14	$500,000	$473,125
Consumer, Cyclical — 0.1%
AMR Corp.	6.250%	10/15/14	137,000	132,890
Chesapeake Energy Corp.	2.500%	05/15/37	660,000	688,050
Cubist Pharmaceuticals, Inc.	2.500%	11/01/17	52,000	72,410
Ford Motor Co.	4.250%	11/15/16	235,000	402,731
				1,296,081
Consumer, Non-cyclical — 0.0%
Amylin Pharmaceuticals, Inc.	3.000%	06/15/14	365,000	330,325
Dollar Financial Corp.	3.000%	04/01/28	360,000	459,450
				789,775
Diversified — 0.0%
Level 3 Communications, Inc.	6.500%	10/01/16	338,000	712,758
Sotheby's	3.125%	06/15/13	242,107	340,160
US Airways Group, Inc.	7.250%	05/15/14	56,000	119,000
				1,171,918
Financial — 0.0%
SL Green Realty Corp. – REIT (f)	3.000%	03/30/27	318,000	318,000
Total Convertible Bonds (Cost $2,867,698)				4,048,899
Subordinated Convertible Notes — 0.0%
Financial — 0.0%
Eurocastle Investment Ltd. (b) (c) (e)	20.000%	09/30/19	168,000	162,417
Total Subordinated Convertible Notes (Cost $234,881)				162,417
Corporate Bonds — 1.8%
Basic Materials — 0.1%
Ashland, Inc.	9.125%	06/01/17	430,000	483,750
Cascades, Inc.	7.875%	01/15/20	465,000	484,181
CF Industries, Inc.	6.875%	05/01/18	105,000	119,044
CF Industries, Inc.	7.125%	05/01/20	350,000	407,312
Clearwater Paper Corp.	7.125%	11/01/18	115,000	117,875
Ferro Corp.	7.875%	08/15/18	205,000	212,688
FMG Resources August 2006 Pty Ltd. (f)	7.000%	11/01/15	250,000	255,000
Georgia-Pacific LLC (f)	5.400%	11/01/20	215,000	219,113
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC	9.000%	11/15/20	255,000	261,375
Momentive Performance Materials, Inc.	9.000%	01/15/21	341,000	347,820
Neenah Paper, Inc.	7.375%	11/15/14	390,000	398,287
NewPage Corp.	11.375%	12/31/14	405,000	377,663
Verso Paper Holdings LLC/Verso Paper, Inc. (f)	8.750%	02/01/19	400,000	356,000
				4,040,108

	Interest Rate	Maturity Date	Principal Amount	Value
Communications — 0.3%
Buccaneer Merger Sub, Inc. (f)	9.125%	01/15/19	$430,000	$447,200
Catalina Marketing Corp. (f)	10.500%	10/01/15	475,000	502,906
CCO Holdings LLC/CCO Holdings Capital Corp.	7.875%	04/30/18	160,000	168,600
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	04/30/20	110,000	118,800
Cengage Learning Acquisitions, Inc. (f)	10.500%	01/15/15	405,000	366,525
Checkout Holding Corp. (f) (g)	0.000%	11/15/15	255,000	163,519
Cricket Communications, Inc.	10.000%	07/15/15	370,000	398,675
CSC Holdings, Inc.	7.875%	02/15/18	975,000	1,065,187
DISH DBS Corp. (f)	6.750%	06/01/21	435,000	445,875
eAccess Ltd. (f)	8.250%	04/01/18	220,000	219,450
EH Holding Corp. (f)	6.500%	06/15/19	485,000	493,488
Frontier Communications Corp.	8.250%	05/01/14	240,000	263,700
Frontier Communications Corp.	8.250%	04/15/17	550,000	598,125
Frontier Communications Corp.	7.125%	03/15/19	190,000	194,750
Frontier Communications Corp.	8.500%	04/15/20	135,000	147,150
GCI, Inc. (f)	6.750%	06/01/21	180,000	180,000
Intelsat Jackson Holdings SA (f)	7.250%	04/01/19	270,000	267,975
Intelsat Jackson Holdings SA	8.500%	11/01/19	290,000	307,400
Intelsat Jackson Holdings SA (f)	7.500%	04/01/21	535,000	531,656
Intelsat Luxembourg SA	11.500%	02/04/17	295,839	318,027
Intelsat Luxembourg SA (f)	11.500%	02/04/17	250,000	268,750
Mediacom Broadband LLC/Mediacom Broadband Corp.	8.500%	10/15/15	710,000	727,750
MetroPCS Wireless, Inc.	7.875%	09/01/18	355,000	375,856
MetroPCS Wireless, Inc.	6.625%	11/15/20	490,000	485,100
Quebecor Media, Inc.	7.750%	03/15/16	1,070,000	1,106,112
SBA Telecommunications, Inc.	8.000%	08/15/16	165,000	175,519
Sinclair Television Group, Inc. (f)	9.250%	11/01/17	305,000	334,738
Sitel LLC/Sitel Finance Corp.	11.500%	04/01/18	430,000	393,450
Sorenson Communications, Inc. (f)	10.500%	02/01/15	600,000	403,500
Virgin Media Finance plc	9.500%	08/15/16	470,000	531,100
West Corp. (f)	7.875%	01/15/19	430,000	417,100

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2011

	Interest Rate	Maturity Date	Principal Amount	Value
Wind Acquisition Finance SA (f)	11.750%	07/15/17	$320,000	$362,400
Windstream Corp.	8.125%	09/01/18	200,000	212,000
Windstream Corp.	7.750%	10/15/20	355,000	371,863
WireCo WorldGroup, Inc. (f)	9.750%	05/15/17	175,000	184,625
				13,548,871
Consumer, Cyclical — 0.3%
Accuride Corp.	9.500%	08/01/18	220,000	235,400
Affinia Group, Inc.	9.000%	11/30/14	445,000	451,675
Affinia Group, Inc. (f)	10.750%	08/15/16	333,000	371,295
AMC Entertainment Holdings, Inc. (f)	9.750%	12/01/20	360,000	368,100
ArvinMeritor, Inc.	8.125%	09/15/15	475,000	495,187
ArvinMeritor, Inc.	10.625%	03/15/18	415,000	465,838
Blockbuster, Inc. (b) (c) (l)	9.000%	09/01/12	344,000	—
Caesars Entertainment Operating Co. Inc.	11.250%	06/01/17	655,000	722,956
Chrysler Group LLC/CG Co-Issuer, Inc. (f)	8.000%	06/15/19	395,000	388,088
CityCenter Holdings LLC/CityCenter Finance Corp. (f)	7.625%	01/15/16	110,000	113,575
Continental Airlines, Inc.	9.798%	04/01/21	460,627	481,355
Easton-Bell Sports, Inc.	9.750%	12/01/16	425,000	468,562
Ferrellgas LP/Ferrellgas Finance Corp. (f)	6.500%	05/01/21	271,000	256,095
Ford Motor Co.	7.450%	07/16/31	700,000	793,546
Hanesbrands, Inc.	6.375%	12/15/20	350,000	339,500
Macy's Retail Holdings, Inc.	5.900%	12/01/16	990,000	1,111,337
Macy's Retail Holdings, Inc.	7.000%	02/15/28	25,000	28,172
Macy's Retail Holdings, Inc.	6.700%	09/15/28	25,000	27,086
MGM Resorts International	11.125%	11/15/17	175,000	199,938
MGM Resorts International	9.000%	03/15/20	265,000	290,175
Michaels Stores, Inc. (f)	7.750%	11/01/18	520,000	521,300
NAI Entertainment Holdings LLC (f)	8.250%	12/15/17	101,000	108,323
Peninsula Gaming LLC	8.375%	08/15/15	400,000	420,000
Rite Aid Corp.	10.375%	07/15/16	750,000	796,875
Tenneco, Inc.	8.125%	11/15/15	50,000	52,625
Tenneco, Inc.	7.750%	08/15/18	100,000	104,750
TRW Automotive, Inc. (f)	7.250%	03/15/17	750,000	832,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.750%	08/15/20	445,000	483,381
				10,927,634
Consumer, Non-cyclical — 0.2%
ACCO Brands Corp.	10.625%	03/15/15	255,000	284,644
Alere, Inc.	9.000%	05/15/16	345,000	359,231
American Renal Holdings	8.375%	05/15/18	395,000	402,406

	Interest Rate	Maturity Date	Principal Amount	Value
ARAMARK Holdings Corp. (f)	8.625%	05/01/16	$245,000	$249,287
BioScrip, Inc.	10.250%	10/01/15	345,000	360,094
Cenveo Corp.	7.875%	12/01/13	775,000	744,000
CHS/Community Health Systems, Inc.	8.875%	07/15/15	615,000	633,450
Constellation Brands, Inc.	7.250%	09/01/16	380,000	415,150
Deluxe Corp.	7.375%	06/01/15	95,000	97,613
HCA, Inc.	6.375%	01/15/15	635,000	647,700
HCA, Inc.	9.625%	11/15/16	765,000	813,769
Healthsouth Corp.	7.250%	10/01/18	400,000	417,000
Radiation Therapy Services, Inc.	9.875%	04/15/17	380,000	379,525
Service Corp. International	6.750%	04/01/16	550,000	592,625
Service Corp. International	7.000%	05/15/19	440,000	463,100
Speedy Cash, Inc. (f)	10.750%	05/15/18	300,000	306,750
STHI Holding Corp. (f)	8.000%	03/15/18	80,000	81,200
StoneMor Operating LLC/Cornerstone Family Services of WV/Osiris Holding	10.250%	12/01/17	99,000	98,505
Tenet Healthcare Corp.	10.000%	05/01/18	675,000	766,969
Valeant Pharmaceuticals International (f)	6.750%	08/15/21	395,000	375,250
Yankee Acquisition Corp.	9.750%	02/15/17	210,000	221,025
				8,709,293
Diversified — 0.0%
Reynolds Group Escrow (f)	8.500%	10/15/16	240,000	250,200
Energy — 0.2%
Alpha Natural Resources, Inc.	6.000%	06/01/19	145,000	144,638
Alpha Natural Resources, Inc.	6.250%	06/01/21	96,000	96,480
Antero Resources Finance Corp.	9.375%	12/01/17	325,000	349,375
Aquilex Holdings LLC/Aquilex Finance Corp.	11.125%	12/15/16	600,000	583,500
Arch Coal, Inc.	7.250%	10/01/20	160,000	162,800
Basic Energy Services, Inc. (f)	7.750%	02/15/19	405,000	407,025
Berry Petroleum Co.	10.250%	06/01/14	350,000	399,875
Complete Production Services, Inc.	8.000%	12/15/16	15,000	15,675
Dynegy Holdings, Inc.	7.750%	06/01/19	185,000	134,588
El Paso Corp.	7.000%	06/15/17	735,000	831,561
El Paso Corp.	6.500%	09/15/20	405,000	442,798
Energy Transfer Equity LP	7.500%	10/15/20	500,000	530,000
Harvest Operations Corp. (f)	6.875%	10/01/17	395,000	407,837
Kinder Morgan Finance Co. LLC (f)	6.000%	01/15/18	211,000	218,913
Newfield Exploration Co.	6.625%	04/15/16	385,000	397,512

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2011

	Interest Rate	Maturity Date	Principal Amount	Value
Peabody Energy Corp.	7.375%	11/01/16	$585,000	$661,050
Peabody Energy Corp.	6.500%	09/15/20	285,000	306,375
Petroleum Development Corp.	12.000%	02/15/18	50,000	55,500
Pioneer Natural Resources Co.	6.650%	03/15/17	480,000	522,804
Pioneer Natural Resources Co.	6.875%	05/01/18	475,000	512,850
Range Resources Corp.	5.750%	06/01/21	480,000	471,600
Rosetta Resources, Inc.	9.500%	04/15/18	190,000	210,425
Sevan Marine ASA (f)	12.000%	08/10/15	400,000	328,000
Thermon Industries, Inc.	9.500%	05/01/17	440,000	471,900
				8,663,081
Financial — 0.4%
Ally Financial, Inc.	7.500%	09/15/20	505,000	527,725
CIT Group, Inc.	7.000%	05/01/15	913	914
CIT Group, Inc. (f)	7.000%	05/04/15	116,000	116,145
CIT Group, Inc.	7.000%	05/01/16	856	853
CIT Group, Inc. (f)	7.000%	05/02/16	194,000	193,273
CIT Group, Inc.	7.000%	05/01/17	799	797
CIT Group, Inc. (f)	7.000%	05/02/17	1,767,000	1,762,582
CIT Group, Inc. (f)	6.625%	04/01/18	232,000	241,860
Community Choice Financial, Inc. (f)	10.750%	05/01/19	465,000	471,975
Credit Acceptance Corp.	9.125%	02/01/17	415,000	444,050
Entertainment Properties Trust – REIT	7.750%	07/15/20	2,000,000	2,255,000
Fibria Overseas Finance Ltd. (f)	7.500%	05/04/20	233,000	253,690
Ford Motor Credit Co. LLC	8.000%	12/15/16	1,125,000	1,265,047
Ford Motor Credit Co. LLC	8.125%	01/15/20	450,000	521,286
Hartford Financial Services Group, Inc. (VRN)	8.125%	06/15/38	725,000	781,187
Host Hotels & Resorts LP – REIT	6.875%	11/01/14	500,000	512,500
Host Hotels & Resorts, Inc. – REIT	6.000%	11/01/20	235,000	235,588
International Lease Finance Corp.	5.650%	06/01/14	825,000	825,000
International Lease Finance Corp.	8.625%	09/15/15	610,000	661,088
International Lease Finance Corp.	5.750%	05/15/16	216,000	212,699
International Lease Finance Corp.	6.250%	05/15/19	455,000	444,565
LBG Capital NO. 1 plc (f)	7.875%	11/01/20	945,000	883,575
NB Capital Trust IV	8.250%	04/15/27	600,000	612,750
Offshore Group Investments Ltd.	11.500%	08/01/15	330,000	358,875
Offshore Group Investments Ltd. (f)	11.500%	08/01/15	60,000	65,250
Provident Funding Associates (f)	10.250%	04/15/17	785,000	859,575
SLM Corp.	6.250%	01/25/16	230,000	238,625
SLM Corp.	8.450%	06/15/18	354,000	388,555

	Interest Rate	Maturity Date	Principal Amount	Value
SLM Corp.	8.000%	03/25/20	$156,000	$167,513
TMX Finance LLC/TitleMax Finance Corp.	13.250%	07/15/15	350,000	392,875
				15,695,417
Industrial — 0.1%
ACL I Corp. (f)	11.250%	02/15/16	420,000	392,700
Ball Corp.	7.125%	09/01/16	50,000	54,500
Ball Corp.	7.375%	09/01/19	70,000	76,475
Ball Corp.	5.750%	05/15/21	421,000	422,052
BE Aerospace, Inc.	6.875%	10/01/20	510,000	534,225
Case New Holland, Inc. (f)	7.875%	12/01/17	775,000	852,500
CPM Holdings, Inc.	10.625%	09/01/14	380,000	412,300
Crown Americas LLC/Crown Americas Capital Corp. III (f)	6.250%	02/01/21	160,000	161,600
Darling International, Inc. (f)	8.500%	12/15/18	155,000	167,400
Esterline Technologies Corp.	7.000%	08/01/20	60,000	62,850
Harland Clarke Holdings Corp.	9.500%	05/15/15	567,000	518,096
Huntington Ingalls Industries, Inc. (f)	6.875%	03/15/18	171,000	175,275
Huntington Ingalls Industries, Inc. (f)	7.125%	03/15/21	225,000	232,875
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	01/15/17	385,000	387,888
Owens Corning, Inc.	9.000%	06/15/19	360,000	429,982
Owens-Brockway Glass Container, Inc.	7.375%	05/15/16	360,000	391,500
SPX Corp.	7.625%	12/15/14	465,000	513,825
TransDigm, Inc. (f)	7.750%	12/15/18	615,000	645,750
				6,431,793
Technology — 0.1%
CDW Escrow Corp. (f)	8.500%	04/01/19	832,000	815,360
CDW LLC/CDW Finance Corp.	11.000%	10/12/15	7,000	7,368
CDW LLC/CDW Finance Corp.	11.500%	10/12/15	7,268	7,668
CDW LLC/CDW Finance Corp. (f)	8.000%	12/15/18	315,000	333,112
Eagle Parent, Inc. (f)	8.625%	05/01/19	160,000	154,200
First Data Corp.	9.875%	09/24/15	43,000	44,183
First Data Corp.	10.550%	09/24/15	841,535	873,093
First Data Corp. (f)	8.250%	01/15/21	190,000	186,200
First Data Corp. (f)	12.625%	01/15/21	191,000	204,370
First Data Corp. (f)	8.750%	01/15/22	190,000	185,725
Freescale Semiconductor, Inc.	8.875%	12/15/14	320,000	333,600
Freescale Semiconductor, Inc. (f)	9.250%	04/15/18	325,000	350,187
Freescale Semiconductor, Inc. (f)	10.750%	08/01/20	100,000	113,000
IMS Health, Inc. (f)	12.500%	03/01/18	420,000	500,850

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2011

	Interest Rate	Maturity Date	Principal Amount	Value
Mantech International Corp.	7.250%	04/15/18	$200,000	$209,000
Seagate HDD Cayman (f)	6.875%	05/01/20	425,000	421,812
Seagate Technology HDD Holdings, Inc.	6.800%	10/01/16	505,000	531,512
SunGard Data Systems, Inc.	10.250%	08/15/15	270,000	279,450
SunGard Data Systems, Inc.	7.375%	11/15/18	341,000	341,000
SunGard Data Systems, Inc.	7.625%	11/15/20	195,000	196,950
				6,088,640
Utilities — 0.1%
AES Corp. (The)	8.000%	10/15/17	370,000	392,200
Calpine Corp. (f)	7.500%	02/15/21	325,000	331,500
Edison Mission Energy	7.200%	05/15/19	380,000	302,100
GenOn Energy Inc.	7.875%	06/15/17	420,000	422,100
Intergen NV (f)	9.000%	06/30/17	525,000	555,188
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. (f)	11.500%	10/01/20	640,000	628,800
				2,631,888
Total Corporate Bonds (Cost $71,776,108)				76,986,925
Asset-Backed Securities — 0.6%
Aames Mortgage Investment Trust, Ser. 2005-4, Class M1 (FRN) (STEP)	0.891%	10/25/35	1,500,000	1,366,791
Ace Securities Corp., Ser. 2005-HE7, Class A2D (FRN) (STEP)	0.516%	11/25/35	400,000	319,252
Asset Backed Funding Certificates, Ser. 2005-AQ1, Class A6 (STEP) (c)	4.780%	06/25/35	1,489,212	1,443,173
Bear Stearns Asset Backed Securities Trust
Ser. 2005-4, Class M1 (FRN) (STEP)	0.686%	01/25/36	4,222,000	3,758,602
Ser. 2006-HE1, Class 1A2 (FRN) (STEP)	0.406%	12/25/35	285,167	277,815
Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class A2 (FRN)	0.506%	10/25/35	314,294	293,809
Countrywide Asset-Backed Certificates
Ser. 2004-1, Class 3A (FRN) (STEP)	0.466%	04/25/34	293,688	235,979
Ser. 2004-12, Class MV3 (FRN) (STEP)	0.846%	03/25/35	2,400,000	1,950,168
Ser. 2005-1, Class MV2 (FRN) (STEP)	0.626%	07/25/35	650,000	609,575
Ser. 2005-4, Class MV2 (FRN) (STEP)	0.666%	10/25/35	3,500,000	2,883,129

	Interest Rate	Maturity Date	Principal Amount	Value
Credit-Based Asset Servicing and Securitization, Ser. 2005-CB2, Class M1 (FRN) (STEP)	0.626%	04/25/36	$47,584	$43,526
Downey Savings & Loan Association Mortgage Loan Trust, Ser. 2004-AR3, Class B2 (FRN) (STEP) (c)	1.286%	07/19/44	100,326	25,261
FBR Securitization Trust, Ser. 2005-2, Class AV31 (FRN) (STEP)	0.726%	09/25/35	26,913	26,866
First Franklin Mortgage Loan Asset Backed Certificates
Ser. 2005-FF10, Class A4 (FRN) (STEP)	0.506%	11/25/35	314,814	260,030
Ser. 2005-FF5, Class M1 (FRN) (STEP)	0.636%	03/25/35	975,241	937,054
Home Equity Asset Trust, Ser. 2006-8, Class 2A1 (FRN) (STEP)	0.236%	03/25/37	119,171	118,834
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT2, Class 2A3 (FRN) (STEP)	0.376%	01/25/36	558,217	492,233
Indymac Residential Asset Backed Trust, Ser. 2005-D, Class AII3 (FRN) (STEP)	0.436%	03/25/36	865,187	661,840
Long Beach Mortgage Loan Trust
Ser. 2005-1, Class M2 (FRN) (STEP)	0.716%	02/25/35	2,500,000	1,993,790
Ser. 2005-3, Class 2A2 (FRN) (STEP)	0.466%	08/25/45	727,326	703,461
Ser. 2005-WL2, Class M1 (FRN) (STEP)	0.656%	08/25/35	400,000	324,474
Ser. 2006-4, Class 2A3 (FRN) (STEP) (c)	0.346%	05/25/36	933,650	301,846
Morgan Stanley ABS Capital I
Ser. 2002-HE3, Class A2 (FRN) (STEP)	1.266%	03/25/33	156,433	138,745
Ser. 2005-HE6, Class A2C (FRN) (STEP)	0.506%	11/25/35	691,996	600,936
New Century Home Equity Loan Trust, Ser. 2003-2, Class M2 (FRN) (STEP)	3.186%	01/25/33	328,083	235,066
Residential Asset Securities Corp.
Ser. 2004-KS9, Class AII4 (FRN) (STEP) (c)	0.786%	10/25/34	113,984	64,598
Ser. 2006-EMX8, Class 1A3 (FRN) (STEP) (c)	0.356%	10/25/36	700,000	277,827

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2011

	Interest Rate	Maturity Date	Principal Amount	Value
Securitized Asset Backed Receivables LLC Trust, Ser. 2005-HE1, Class A3C (FRN) (STEP)	0.516%	10/25/35	$82,227	$72,116
Soundview Home Equity Loan Trust
Ser. 2005-OPT3, Class A4 (FRN) (STEP)	0.486%	11/25/35	2,211,935	2,092,169
Ser. 2005-OPT4, Class 2A3 (FRN) (STEP)	0.446%	12/25/35	124,846	110,973
Specialty Underwriting & Residential Finance, Ser. 2005-BC4, Class A2B (FRN) (STEP)	0.416%	09/25/36	283,183	278,405
Washington Mutual, Inc., Ser. 2005-AR1, Class A3 (FRN) (STEP)	0.546%	01/25/45	239,791	166,357
Total Asset-Backed Securities (Cost $24,624,462)				23,064,700
Mortgage-Backed Securities – Private Issuers — 1.2%
American Home Mortgage Investment Trust
Ser. 2004-1, Class 4A (FRN)	2.406%	04/25/44	66,716	49,158
Ser. 2004-4, Class 4A (FRN)	2.403%	02/25/45	253,140	223,957
Ser. 2005-1, Class 6A (FRN)	2.396%	06/25/45	401,591	318,578
Banc of America Commercial Mortgage, Inc.
Ser. 2004-6, Class A3	4.512%	12/10/42	2,000,000	2,020,954
Ser. 2005-2, Class A4 (VRN)	4.783%	07/10/43	2,557,434	2,613,093
Ser. 2005-3, Class A3A	4.621%	07/10/43	1,610,000	1,638,720
Ser. 2006-6, Class A2	5.309%	10/10/45	1,233,967	1,243,867
Ser. 2007-4, Class A4 (VRN)	5.930%	02/10/51	2,705,000	2,939,329
Banc of America Funding Corp., Ser. 2004-B, Class 1A2 (VRN)	2.948%	12/20/34	158,636	101,978
Bear Stearns Commercial Mortgage Securities, Inc.
Ser. 2002-TOP6, Class A2	6.460%	10/15/36	1,630,627	1,661,419
Ser. 2007-PW17, Class A4 (VRN)	5.694%	06/11/50	1,169,000	1,269,622
Citigroup Mortgage Loan Trust, Inc., Ser. 2007-AR5, Class 1A2A (VRN)	5.271%	04/25/37	374,942	247,550
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD5, Class A4 (VRN)	5.886%	11/15/44	4,000,000	4,363,237

	Interest Rate	Maturity Date	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.
Ser. 2002-CKP1, Class A3	6.439%	12/15/35	$1,258,970	$1,276,818
Ser. 2005-C5, Class A2 (VRN)	5.100%	08/15/38	6,774	6,769
GE Capital Commercial Mortgage Corp.
Ser. 2001-2, Class A4	6.290%	08/11/33	22,725	22,716
Ser. 2001-3, Class A2	6.070%	06/10/38	388,395	390,558
Ser. 2002-1A, Class A3	6.269%	12/10/35	1,137,027	1,160,958
Ser. 2007-C1, Class A3	5.481%	12/10/49	500,000	526,625
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class A2	4.305%	08/10/42	2,181,840	2,190,225
Harborview Mortgage Loan Trust
Ser. 2004-7, Class 2A2 (VRN)	2.559%	11/19/34	72,517	48,039
Ser. 2005-9, Class 2A1A (FRN) (STEP)	0.526%	06/20/35	91,938	73,297
JP Morgan Chase Commercial Mortgage Securities Corp.
Ser. 2001-CIB3, Class A3	6.465%	11/15/35	191,760	193,076
Ser. 2002-C1, Class A3	5.376%	07/12/37	946,711	972,940
Ser. 2004-CB8, Class A3	4.007%	01/12/39	2,535,831	2,564,222
Ser. 2004-CBX, Class A3	4.184%	01/12/37	93,036	92,979
Ser. 2005-LDP4, Class A3A1	4.871%	10/15/42	859,216	858,049
LB-UBS Commercial Mortgage Trust
Ser. 2001-C3, Class A2	6.365%	12/15/28	483,067	483,034
Ser. 2002-C1, Class A4	6.462%	03/15/31	3,538,367	3,613,460
Ser. 2003-C3, Class A4	4.166%	05/15/32	500,000	520,877
Ser. 2003-C8, Class A3	4.830%	11/15/27	365,772	372,473
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-8, Class A3 (VRN)	5.970%	08/12/49	4,000,000	4,379,125
MLCC Mortgage Investors, Inc., Ser. 2004-D, Class A2 (FRN) (STEP)	0.825%	08/25/29	127,422	117,197
Morgan Stanley Capital I
Ser. 1998-HF2, Class G (f)	6.010%	11/15/30	100,000	100,780

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2011

	Interest Rate	Maturity Date	Principal Amount	Value
Ser. 2007-HQ11, Class A31	5.439%	02/12/44	$770,000	$808,469
Nomura Asset Securities Corp., Ser. 1998-D6, Class A3 (VRN)	7.521%	03/15/30	4,000,000	4,345,313
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2005-19XS, Class 1A1 (FRN) (STEP)	0.506%	10/25/35	357,820	235,155
Structured Asset Securities Corp.
Ser. 2005-RF1, Class A (FRN) (c) (f)	0.536%	03/25/35	344,430	290,023
Ser. 2005-RF3, Class 1A (FRN) (c) (f)	0.536%	06/25/35	708,687	576,974
Ser. 2006-BC2, Class A2 (FRN) (STEP)	0.236%	09/25/36	4,063	4,034
Wachovia Bank Commercial Mortgage Trust
Ser. 2005-C20, Class AMFX (VRN)	5.179%	07/15/42	2,033,000	2,119,067
Ser. 2006-C28, Class A2	5.500%	10/15/48	1,254,381	1,260,826
Total Mortgage-Backed Securities – Private Issuers (Cost $45,815,498)				48,295,540
Mortgage-Backed Securities — US Government Agency Obligations — 0.6%
FHLMC
Pool #1B1349 (FRN)	2.782%	09/01/33	1,132,463	1,197,005
Pool #1M1044 (FRN) (IO)	2.423%	09/01/36	512,993	539,244
Pool #781697 (FRN)	2.653%	07/01/34	171,240	179,705
Pool #G18022	5.500%	11/01/19	1,712,064	1,857,978
Ser. 2002-2530, Class QI (FRN) (IO)	6.813%	01/15/32	173,442	26,145
Ser. 2003-2591, Class WP	3.500%	02/15/30	2,697	2,697
Ser. 2005-2922, Class SE (FRN) (IO)	6.563%	02/15/35	369,068	55,985
Ser. 2005-2934, Class HI (IO)	5.000%	02/15/20	60,676	7,783
Ser. 2005-2934, Class KI (IO)	5.000%	02/15/20	30,362	3,534
Ser. 2005-2965, Class SA (FRN) (IO)	5.863%	05/15/32	947,409	128,315
Ser. 2005-2967, Class JI (IO)	5.000%	04/15/20	33,424	4,514
Ser. 2005-2980, Class SL (FRN) (IO)	6.513%	11/15/34	513,509	96,564
Ser. 2008-3424, Class XI (FRN) (IO)	6.383%	05/15/36	607,336	104,618
Ser. 2008-3489, Class SD (FRN) (IO)	7.613%	06/15/32	508,367	83,724

	Interest Rate	Maturity Date	Principal Amount	Value
Ser. 2010-3659, Class IE (IO)	5.000%	03/15/19	$460,392	$49,881
Ser. 2010-3685, Class EI (IO)	5.000%	03/15/19	1,065,364	103,778
Ser. 2010-3731, Class IO (IO)	5.000%	07/15/19	519,275	50,150
FHLMC Strip
Ser. 2004-227, Class IO (IO)	5.000%	12/01/34	251,265	51,713
Ser. 2005-232, Class IO (IO)	5.000%	08/01/35	113,361	24,069
Ser. 2005-233, Class 5 (IO)	4.500%	09/15/35	46,794	8,460
FNMA
Pool #685563 (FRN)	2.685%	01/01/33	258,506	272,086
Pool #693348 (FRN)	2.000%	02/01/33	1,838,305	1,923,753
Pool #739758 (FRN) (IO)	2.077%	08/01/33	214,752	223,998
Pool #801335 (FRN)	2.063%	09/01/34	733,132	769,010
Pool #806765 (FRN)	2.058%	11/01/34	200,779	210,464
Pool #815054 (FRN)	2.370%	04/01/35	285,808	300,157
Pool #828480 (FRN)	2.707%	06/01/35	189,023	198,840
Pool #831360	5.500%	03/01/21	276,685	302,823
Pool #834928 (FRN)	2.060%	07/01/35	1,813,547	1,903,949
Pool #841068 (FRN)	2.680%	11/01/34	1,099,121	1,158,610
Pool #847637 (FRN)	3.041%	01/01/34	147,849	156,183
Pool #865792	5.500%	03/01/21	208,891	226,732
Pool #879906 (FRN)	2.932%	10/01/33	937,522	987,403
Pool #880373 (FRN)	2.308%	02/01/36	1,447,968	1,520,971
Pool #889487 (FRN)	2.757%	08/01/35	243,358	257,002
Pool #894611 (FRN)	3.086%	03/01/36	1,570,438	1,662,683
Pool #894613 (FRN)	3.059%	03/01/36	1,231,875	1,304,103
Pool #985096	6.000%	12/01/38	949,739	1,044,033
Pool #991526	6.000%	11/01/38	359,981	395,722
Pool #995651	6.000%	11/01/37	734,597	810,553
Ser. 2004-31, Class SG (FRN) (IO)	6.914%	08/25/33	443,681	66,955
Ser. 2004-49, Class SQ (FRN) (IO)	6.864%	07/25/34	296,721	57,854
Ser. 2004-51, Class SX (FRN) (IO)	6.934%	07/25/34	546,816	96,630
Ser. 2004-64, Class SW (FRN) (IO)	6.864%	08/25/34	905,228	161,380
Ser. 2004-66, Class SE (FRN) (IO)	6.314%	09/25/34	626,487	104,572
Ser. 2005-12, Class SC (FRN) (IO)	6.564%	03/25/35	678,558	114,438
Ser. 2005-45, Class SR (FRN) (IO)	6.534%	06/25/35	558,796	95,015
Ser. 2005-65, Class KI (FRN) (IO)	6.814%	08/25/35	2,639,686	413,469
Ser. 2006-3, Class SA (FRN) (IO)	5.964%	03/25/36	529,748	83,752
Ser. 2007-25, Class FA (FRN)	0.586%	04/25/37	1,252,603	1,254,213
Ser. 2008-34, Class SM (FRN) (IO)	6.564%	05/25/38	1,142,511	197,143
Ser. 2008-86, Class IO (IO)	4.500%	03/25/23	933,449	96,504
Ser. 2010-105, Class IO (IO)	5.000%	08/25/20	494,843	60,825

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2011

	Interest Rate	Maturity Date	Principal Amount	Value
Ser. 2010-65, Class IO (IO)	5.000%	09/25/20	$1,107,749	$130,227
Ser. 2010-95, Class DI (IO)	4.500%	11/25/20	642,084	68,421
FNMA Strip
Ser. 2005-360, Class 2 (IO)	5.000%	08/01/35	732,920	155,846
Ser. 2005-365, Class 4 (IO)	5.000%	04/01/36	41,733	8,495
FNMA Whole Loan, Ser. 2002-W8, Class A3	7.500%	06/25/42	379,801	436,388
GNMA, Ser. 2003-11, Class S (FRN) (IO)	6.365%	02/16/33	910,434	147,076
Total Mortgage-Backed Securities – US Government Agency Obligations (Cost $23,165,292)				23,954,140
Bank Loans — 0.0%
Texas Competitive Electric Holdings Co. LLC (FRN)	4.690%	10/10/17	594,879	463,262
Texas Competitive Electric Holdings Co. LLC (FRN)	4.770%	10/10/17	631,241	491,579
Vertrue, Inc. (FRN)	9.250%	08/14/15	455,000	318,500
Total Bank Loans (Cost $1,341,437)				1,273,341
US Treasury Notes/Bonds — 14.4%
US Treasury Inflation Indexed Bond (h)	2.375%	01/15/25	31,253,980	35,922,543
US Treasury Inflation Indexed Bond	2.375%	01/15/27	11,150,100	12,714,593
US Treasury Inflation Indexed Bond	1.750%	01/15/28	96,599,700	101,082,506
US Treasury Inflation Indexed Bond	2.500%	01/15/29	16,861,691	19,583,269
US Treasury Inflation Indexed Bond	3.375%	04/15/32	9,754,437	12,904,057
US Treasury Inflation Indexed Bond	2.125%	02/15/40	68,142,270	74,152,623
US Treasury Inflation Indexed Note	3.375%	01/15/12	12,663,500	12,937,551
US Treasury Inflation Indexed Note	3.000%	07/15/12	12,506,000	13,049,235
US Treasury Inflation Indexed Note (h) (i)	0.625%	04/15/13	44,255,328	45,558,780
US Treasury Inflation Indexed Note (h)	1.250%	04/15/14	14,874,860	15,780,129
US Treasury Inflation Indexed Note (h)	0.500%	04/15/15	16,497,681	17,206,570
US Treasury Inflation Indexed Note	0.125%	04/15/16	15,280,500	15,625,503
US Treasury Inflation Indexed Note	2.625%	07/15/17	4,339,720	5,048,314
US Treasury Inflation Indexed Note	1.625%	01/15/18	57,959,820	63,737,718
US Treasury Inflation Indexed Note	1.375%	07/15/18	78,206,250	84,914,860
US Treasury Inflation Indexed Note (h)	2.125%	01/15/19	33,199,727	37,723,190
US Treasury Inflation Indexed Note	1.250%	07/15/20	32,787,708	34,683,231
US Treasury Inflation Indexed Note	1.125%	01/15/21	1,027,910	1,067,421
Total US Treasury Notes/Bonds (Cost $557,467,533)				603,692,093

	Number of Shares	Value
Acquired Funds — 15.4%
Exchange-Traded Funds (ETFs) — 1.1%
Vanguard Emerging Markets ETF	870,000	$42,299,400
Vanguard FTSE All-World ex-US ETF	100,000	4,981,000
		47,280,400
Mutual Funds — 1.3%
PIMCO Commodity RealReturn Strategy Fund	6,446,236	56,340,099
Private Investment Funds (j) — 13.0%
Azentus Global Opportunities Fund, LP (a) (b) (c) (e)		39,779,334
Canyon Value Realization Fund, LP (a) (b) (c) (e)		54,943,086
Convexity Capital Offshore,LP (a) (b) (c) (e)		110,183,279
Farallon Capital Institutional Partners, LP (a) (b) (c) (e)		74,508,522
Joho Partners, LP (a) (b) (c) (e)		23,410,788
Lansdowne UK Equity Fund Ltd. (a) (b) (c) (e)	176,926	65,448,923
Lone Cascade, LP, Class G (a) (b) (c) (e)		7,855,306
Lone Cascade, LP, Class I (a) (b) (c) (e)		10,211,387
Lone Picea, LP, Class E (a) (b) (c) (e)		1,105,537
Lone Picea, LP, Class F (a) (b) (c) (e)		1,654,398
Lone Picea, LP, Class H (a) (b) (c) (e)		1,603,708
Lone Redwood, LP (a) (b) (c) (e)		12,370,202
Maverick Fund USA Ltd. (a) (b) (c) (e)		31,433,767
Nomad Investment Partnership LP, Class A (a) (b) (c) (e)		26,511,264
Nomad Investment Partnership LP, Class R (a) (b) (c) (e)		12,372,336
OZ Domestic Partners, LP (a) (b) (c) (e)		19,910,381
Regiment Capital Ltd. (a) (b) (c) (e)	45,152	10,901,374
Theleme Fund Ltd. (a) (b) (c) (e)	320,000	39,292,040
		543,495,632
Total Acquired Funds (Cost $425,831,337)		647,116,131
Preferred Stocks — 0.2%
Citigroup Capital XIII, 7.875%	22,000	611,160
General Motors Co., Series B, 4.750%	5,550	270,507
GMAC Capital Trust I, 8.125% (a)	49,500	1,267,200
iStar Financial, Inc., Series E – REIT, 7.875%	7,575	152,333
iStar Financial, Inc., Series F – REIT, 7.800%	148,806	2,941,895
iStar Financial, Inc., Series G – REIT, 7.650%	16,438	315,610
Malaysian Airline System Berhad, 30.000%, (Malaysia)	40,000	11,724
Vale SA, 2.600%, (Brazil)	123,000	3,518,226
Total Preferred Stocks (Cost $6,940,217)		9,088,655

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2011

	Number of Contracts	Value
Warrants — 0.1%
Global Yellow Pages Ltd. Expiring 09/10/14 (Singapore) (a)	146,000	$2,972
NMDC Ltd. (Morgan Stanley) Expiring 03/25/15 (India) (a) (c)	343,881	1,959,704
Total Warrants (Cost $2,279,409)		1,962,676

	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Investments — 30.8%
Repurchase Agreement — 5.8%
State Street Bank & Trust Co. issued on 06/30/11 (proceeds at maturity $243,685,372) (collateralized by US Treasury Notes, due 04/30/12 thougth 04/30/17 with a total principal value of $246,855,000 and a total market value of $248,587,962)
(Cost $243,685,305)	0.010%	07/01/11	$243,685,305	$243,685,305
US Treasury Bills — 25.0%
US Treasury Bill (k)		07/21/11	50,000,000	49,994,972
US Treasury Bill (k)		08/11/11	70,000,000	69,986,328
US Treasury Bill (k)		08/25/11	50,000,000	49,987,625
US Treasury Bill (k)		09/22/11	50,000,000	49,997,100
US Treasury Bill (k)		10/13/11	100,000,000	99,990,800
US Treasury Bill (k)		10/20/11	160,000,000	159,982,720
US Treasury Bill (k)		10/27/11	20,000,000	19,997,580
US Treasury Bill (k)		11/03/11	60,000,000	59,991,240
US Treasury Bill (k) (i) (m)		11/17/11	70,000,000	69,985,160
US Treasury Bill (k)		11/25/11	140,000,000	139,958,840
US Treasury Bill (k)		12/01/11	40,000,000	39,987,760
US Treasury Bill (k)		12/22/11	50,000,000	49,980,183
US Treasury Bill (k)		12/29/11	190,000,000	189,905,892
Total US Treasury Bills (Cost $1,049,646,536)				1,049,746,200
Total Short-Term Investments (Cost $1,293,331,841)				1,293,431,505
Total Investments — 106.2% (Cost $3,919,368,863)				4,453,532,792
Liabilities in Excess of Other Assets — (6.2)%				(260,702,700)
Net Assets — 100.0%				$4,192,830,092

	Number of Shares	Value
Securities Sold Short — (1.3)%
Common Stocks — (1.3)%
US Common Stocks — (1.3)%
Real Estate Investment Trusts (REITs) — (1.3)%
Alexandria Real Estate Equities, Inc.	(34,100)	$(2,640,022)
BioMed Realty Trust, Inc.	(135,700)	(2,610,868)
DiamondRock Hospitality Co.	(151,000)	(1,620,230)
Extra Space Storage, Inc.	(139,600)	(2,977,668)
Federal Realty Investment Trust	(31,600)	(2,691,688)
Government Properties Income Trust	(68,000)	(1,837,360)
Healthcare Realty Trust, Inc.	(76,800)	(1,584,384)
Hospitality Properties Trust	(151,016)	(3,662,138)
LaSalle Hotel Properties	(190,900)	(5,028,306)
National Health Investors, Inc.	(77,000)	(3,421,110)
National Retail Properties, Inc.	(207,000)	(5,073,570)
Nationwide Health Properties, Inc.	(41,000)	(1,697,810)
Pebblebrook Hotel Trust	(110,900)	(2,239,071)
Post Properties, Inc.	(120,200)	(4,899,352)
Realty Income Corp.	(53,400)	(1,788,366)
Sun Communities, Inc.	(94,700)	(3,533,257)
Ventas, Inc.	(98,100)	(5,170,851)
		(52,476,051)
Foreign Common Stocks — 0.0%
Hong Kong — 0.0%
Link REIT (The)	(560,473)	(1,917,143)
Total Securities Sold Short (Proceeds $48,893,094)		$(54,393,194)

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2011
ADR	American Depositary Receipt
BATS	Better Alternative Trading System
CVA	Certificaaten van aandelen (share certificates)
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note. Rate disclosed represents rate as of June 30, 2011.
GDR	Global Depositary Receipt
GNMA	Ginnie Mae
IO	Interest-Only Security
JSE	Johannesburg Stock Exchange
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
MTF	Multilateral Trading Facility
NYSE	New York Stock Exchange
PDR	Philippine Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipts
SPADR	Sponsored ADR
STEP	A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.
TSE	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
VRN	Variable Rate Note. Rate disclosed represents rate as of June 30, 2011.
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)
*	Approximately 15% of the fund's total investments are maintained to cover “senior securities transactions” which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's “senior securities” holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $544,926,937, which represents 13.0% of the fund's net assets.
(c)	Illiquid Security. An illiquid security is a security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount the fund has valued such security for the purposes of calculating the fund's net asset value.
(d)	A tracking stock is a common stock issued by a parent company that tracks the performance of a particular division without having claim on the assets of the division or the parent company. Also known as a “designer stock”.
(e)	Restricted Securities. The following restricted securities were held by the fund as of June 30, 2011, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Canyon Value Realization Fund, LP. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of directors. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2011

Investment	Date of Acquisition	Cost	Value
Azentus Global Opportunities Fund, LP	04/01/11	$40,000,000	$39,779,334
Bell Aliant, Inc.	07/11/06	46,436	46,395
Canyon Value Realization Fund, LP	12/31/97 – 04/03/06	23,797,936	54,943,086
Convexity Capital Offshore, LP	02/16/06 – 04/01/10	62,000,000	110,183,279
Eurocastle Investment Ltd.	06/19/09	234,881	162,417
Farallon Capital Institutional Partners, LP	04/01/95 – 01/04/10	42,746,139	74,508,522
Joho Partners, LP	01/03/07	15,000,000	23,410,788
Lansdowne UK Equity Fund Ltd.	06/01/06 – 10/01/09	51,000,000	65,448,923
Lone Cascade, LP, Class G	02/01/11	6,000,903	7,855,306
Lone Cascade, LP, Class I	01/03/06 – 01/02/08	7,787,097	10,211,387
Lone Picea, LP, Class E	01/02/09	964,000	1,105,537
Lone Picea, LP, Class F	01/03/05	1,617,000	1,654,398
Lone Picea, LP, Class H	01/02/03 – 01/02/04	1,315,000	1,603,708
Lone Redwood, LP	12/29/98	3,154,356	12,370,202
Maverick Fund USA Ltd.	01/03/06 – 10/01/07	20,000,000	31,433,767
Nomad Investment Partnership LP, Class A	10/02/06	14,000,000	26,511,264
Nomad Investment Partnership LP, Class R	02/01/08	8,000,000	12,372,336
OZ Domestic Partners, LP	12/31/01 – 09/30/03	9,000,000	19,910,381
Regiment Capital Ltd.	06/30/03	6,000,000	10,901,374
Theleme Fund Ltd.	02/01/10	32,000,000	39,292,040
Total (13.0% of net assets)			$543,704,444
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Zero coupon bond.
(h)	Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Note 7 to the Notes to Financial Statements.
(i)	Security or a portion thereof is held as initial margin for financial futures.
(j)	Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2011. These positions are therefore grouped into their own industry classification.
(k)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(l)	Security in default.
(m)	Security or a portion thereof is held as collateral by the counterparty for swap contracts.

Summary Schedule of Investments

Short-Term Investments	30.8%
Foreign Common Stocks	23.6%
US Common Stocks	17.4%
US Treasury Notes/Bonds	14.4%
Private Investment Funds	13.0%
Mortgage-Backed Securities	1.8%
Corporate Bonds	1.8%
Mutual Funds	1.3%
Exchange-Traded Funds	1.1%
Asset-Backed Securities	0.6%
Preferred Stocks	0.2%
Convertible Bonds	0.1%
Warrants	0.1%
Bank Loans	0.0%
Subordinated Convertible Notes	0.0%
Total Investments	106.2%
Securities Sold Short	(1.3)%
Liabilities in Excess of Other Assets	(4.9)%
Net Assets	100.0%

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2011

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/(Proceeds)	Notional Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
	Long Financial Futures Contracts
	Interest Rate-Related
19	September 2011 5-Year Interest Rate Swap	$2,074,610	$2,063,281	$(11,329)
6	September 2011 30-Year US Treasury Bond	748,094	738,188	(9,906)
156	September 2011 5-Year US Treasury Note	18,557,078	18,594,469	37,391
26	September 2011 10-Year US Treasury Note	3,180,565	3,180,531	(34)
7	March 2015 90-Day Eurodollar	1,679,280	1,691,375	12,095
5	December 2014 90-Day Eurodollar	1,201,688	1,210,813	9,125
				37,342
	Foreign Currency-Related
206	September 2011 Australian Dollar	21,678,536	21,889,560	211,024
470	September 2011 British Pound	48,124,595	47,149,813	(974,782)
324	September 2011 Canadian Dollar	33,123,053	33,559,920	436,867
96	September 2011 Japanese Yen	14,987,654	14,919,600	(68,054)
219	September 2011 Swiss Franc	32,720,762	32,595,413	(125,349)
				(520,294)
	Equity-Related
125	September 2011 CAC 40 Index	6,967,062	7,217,214	250,152
30	September 2011 DAX Index	7,800,261	8,039,086	238,825
745	September 2011 Dow Jones EURO STOXX 50 Index	29,774,648	30,768,695	994,047
240	September 2011 S&P 500 e-Mini Index	15,200,749	15,786,000	585,251
363	September 2011 Topix Index	36,548,131	38,304,267	1,756,136
69	September 2011 TSE 60 Index	10,678,453	10,906,071	227,618
				4,052,029
				3,569,077
	Short Financial Futures Contracts
	Interest Rate-Related
12	September 2011 Ultra Long US Treasury Bond	(1,546,001)	(1,515,000)	31,001
3	September 2011 10-Year Interest Rate Swap	(318,438)	(315,938)	2,500
186	September 2011 2-Year US Treasury Note	(40,750,973)	(40,797,938)	(46,965)
30	September 2011 90-Day Eurodollar	(7,459,550)	(7,474,125)	(14,575)
58	December 2011 90-Day Eurodollar	(14,364,405)	(14,439,100)	(74,695)
51	March 2012 90-Day Eurodollar	(12,612,210)	(12,688,163)	(75,953)
62	June 2012 90-Day Eurodollar	(15,276,082)	(15,404,675)	(128,593)
36	September 2012 90-Day Eurodollar	(8,861,298)	(8,926,200)	(64,902)
45	December 2012 90-Day Eurodollar	(11,030,637)	(11,129,625)	(98,988)
41	March 2013 90-Day Eurodollar	(10,020,710)	(10,114,700)	(93,990)
41	June 2013 90-Day Eurodollar	(9,996,410)	(10,087,538)	(91,128)
30	September 2013 90-Day Eurodollar	(7,312,738)	(7,361,625)	(48,887)
29	December 2013 90-Day Eurodollar	(7,052,066)	(7,096,663)	(44,597)
9	March 2014 90-Day Eurodollar	(2,173,890)	(2,196,675)	(22,785)
1	June 2014 90-Day Eurodollar	(241,598)	(243,425)	(1,827)
6	September 2014 90-Day Eurodollar	(1,442,923)	(1,456,800)	(13,877)
				(788,261)
	Equity-Related
100	September 2011 FTSE 100 Index	(9,244,831)	(9,473,223)	(228,392)
				(1,016,653)
				$2,552,424

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2011

Forward Currency Contracts

		Contract Amount		Unrealized Appreciation/ (Depreciation)
Contract Settlement Date	Counterparty	Receive	Deliver
07/29/2011	State Street Bank & Trust Co.	US Dollar 8,061,185	Australian Dollar 7,584,000	$(48,356)
09/30/2011	State Street Bank & Trust Co.	US Dollar 4,921,374	Swiss Franc 4,140,500	(6,192)
				$(54,548)

Swap Contracts

Expiration Date	Counterparty		Pay	Receive	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Total Return Swap Contracts
Long Total Return Swap Contracts
09/06/2011	Barclays Capital	(b)	3 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets	$17,539,305	$488,506
03/30/2012	Goldman Sachs International	(b)	3 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets	84,160,734	2,571,186
						3,059,692
Short Total Return Swap Contracts
08/31/2011	Barclays Capital	(b) (c)	MSCI Daily TR World Gross Energy	1 month LIBOR plus specified spread	(32,859,717)	(1,837,199)
						$1,222,493

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments as of June 30, 2011. See Note 3, Derivatives and Other Financial Instruments, for qualitative disclosures. These derivatives are not accounted for as hedging instruments. The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of June 30, 2011, grouped by contract type and risk exposure category.

Derivative Type	Balance Sheet Location	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Asset Derivatives
Warrants	Investments, at value	$—	$—	$—	$1,962,676	$1,962,676
Swap Contracts	Swap contracts, at value	—	—	—	3,059,692	3,059,692
Futures Contracts	Variation margin*	92,112	647,891	—	4,052,029	4,792,032
Total Value – Assets		$92,112	$647,891	$—	$9,074,397	$9,814,400
Liability Derivatives
Swap Contracts	Swap contracts, at value	$—	$—	$—	$(1,837,199)	$(1,837,199)
Forward Contracts	Unrealized depreciation on forward currency contracts	—	(54,548)	—	—	(54,548)
Futures Contracts	Variation margin*	(843,031)	(1,168,185)	—	(228,392)	(2,239,608)
Total Value – Liabilities		$(843,031)	$(1,222,733)	$—	$(2,065,591)	$(4,131,355)
*	Cumulative appreciation (depreciation) of futures contracts is reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

TIFF Multi-Asset Fund / Schedule of Investments (unaudited)
June 30, 2011

The following table lists the amounts of gains or losses included in net increase in net assets resulting from operations for the period ended June 30, 2011, grouped by contract type and risk exposure.

Derivative Type	Income Statement Location	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Realized Gain (Loss)
Rights	Net realized gain (loss) from Investments	$—	$—	$—	$(91,241)	$(91,241)
Warrants	Net realized gain (loss) from Investments	—	—	—	(148)	(148)
Purchased Options	Net realized gain (loss) from Investments	—	—	—	(1,531,659)	(1,531,659)
Swap Contracts	Net realized gain (loss) from Swap contracts	—	—	10,968	(1,011,905)	(1,000,937)
Futures Contracts	Net realized gain (loss) from Financial futures contracts	2,665,534	15,696,504	—	(3,322,017)	15,040,021
Forward Contracts	Net realized gain (loss) from Forward currency contracts	—	(668,318)	—	—	(668,318)
Total Realized Gain (Loss)		$2,665,534	$15,028,186	$10,968	$(5,956,970)	$11,747,718

The following table lists the change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the period ended June 30, 2011, grouped by contract type and risk exposure category.

Derivative Type	Income Statement Location	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Change in Appreciation (Depreciation)
Rights	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	$—	$—	$—	$—	$—
Warrants	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	—	—	—	(200,724)	(200,724)
Purchased Options	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	—	—	—	(83,820)	(83,820)
Swap Contracts	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	—	—	(1,400)	(1,356,309)	(1,357,709)
Futures Contracts	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	(1,765,499)	(4,758,435)	—	4,200,285	(2,323,649)
Forwards Contracts	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	—	(51,326)	—	—	(51,326)
Total Change in Appreciation (Depreciation)		$(1,765,499)	$(4,809,761)	$(1,400)	$2,559,432	$(4,017,228)

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Assets and Liabilities (unaudited)

June 30, 2011
Assets
Investments in securities, at value (cost: $3,675,683,558)	$4,209,847,487
Repurchase agreements (cost: $243,685,305)	243,685,305
Deposits with brokers for securities sold short	80,546,106
Receivables:
Investment securities sold	15,094,327
Interest	5,851,583
Dividends and tax reclaims	3,504,462
Capital stock sold	1,500,000
Swap contracts, at value	3,059,692
Due from broker for futures variation margin	1,228,558
Total Assets	4,564,317,520
Liabilities
Reverse repurchase agreements (Note 7)	106,738,250
Securities sold short, at value (proceeds: $48,893,094)	54,393,194
Foreign currency short positions (proceeds: $16,898,575)	17,000,599
Swap contracts, at value	1,837,199
Payables:
Investment securities purchased	175,076,589
Distributions	11,626,837
Money manager fees	2,019,227
Accrued expenses and other liabilities	1,546,763
Investment advisory fees	724,994
Dividends on securities sold short	467,449
Interest on reverse repurchase agreements	1,779
Unrealized depreciation on forward currency contracts	54,548
Total Liabilities	371,487,428
Net Assets	$4,192,830,092
Shares Outstanding (1,000,000,000 authorized shares, par value $0.001)	262,761,105
Net Asset Value Per Share	$15.96
Net Assets Consist of:
Capital stock	$3,793,173,183
Distributions in excess of net investment income	(133,922,974)
Accumulated net realized gain on investments	1,160,577
Net unrealized appreciation on investments and foreign currencies	532,419,306
$4,192,830,092

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Operations (unaudited)

Six Months Ended June 30, 2011
Investment Income
Interest	$26,182,198
Dividends (net of foreign withholding taxes of $1,503,212)	26,559,344
Total Investment Income	52,741,542
Expenses
Investment advisory fees	2,891,072
Money manager fees	7,901,252
Fund administration fees	1,681,119
Professional fees	185,732
Administrative fees	402,038
Chief compliance officer fees	90,676
Registration and filing fees	47,050
Insurance	32,106
Director fees	26,606
Interest (Note 7)	140,090
Dividends on securities sold short	1,254,156
Miscellaneous fees and other	74,536
Total Expenses	14,726,433
Net Investment Income	38,015,109
Net Realized Gain (Loss) from:
Investments (net of foreign withholding taxes on capital gains of $103,996)	80,634,099
Securities sold short	(1,902,366)
Swap contracts	(1,000,937)
Financial futures contracts	15,040,021
Forward currency contracts and foreign currency-related transactions (net of foreign tax of $71,220)	(77,719)
Net Realized Gain	92,693,098
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	8,326,993
Net Realized and Unrealized Gain on Investments and Foreign Currencies	101,020,091
Net Increase in Net Assets Resulting from Operations	$139,035,200

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statements of Changes in Net Assets

	Six Months Ended 6/30/2011 (Unaudited)	Year Ended 12/31/2010
Increase in Net Assets From Operations
Net investment income	$38,015,109	$43,633,992
Net realized gain (loss) on investments and foreign currencies	92,693,098	119,496,390
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	8,326,993	270,772,090
Net Increase in Net Assets Resulting from Operations	139,035,200	433,902,472
Distributions
From net investment income	(37,596,138)	(168,236,589)
From net realized gains	—	(1,696,989)
Decrease in Net Assets Resulting from Distributions	(37,596,138)	(169,933,578)
Capital Share Transactions
Proceeds from shares sold	234,149,909	557,632,696
Proceeds from distributions reinvested	19,187,616	100,718,329
Entry/exit fees	1,377,247	3,350,839
Cost of shares redeemed	(40,122,897)	(109,593,835)
Net Increase From Capital Share Transactions	214,591,875	552,108,029
Total Increase in Net Assets	316,030,937	816,076,923
Net Assets
Beginning of period	3,876,799,155	3,060,722,232
End of period	$4,192,830,092	$3,876,799,155
Including distributions in excess of net investment income	$(133,922,974)	$(134,341,945)
Capital Share Transactions (in shares)
Shares sold	14,760,387	37,408,672
Shares reinvested	1,203,084	6,653,533
Shares redeemed	(2,524,630)	(7,391,504)
Net Increase	13,438,841	36,670,701

See accompanying Notes to Financial Statements.

TIFF Multi-Asset Fund
Statement of Cash Flows (unaudited)

Six Months Ended June 30, 2011
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets resulting from operations	$139,035,200
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(696,234,744)
Investments sold	776,186,808
Purchases to cover securities sold short	(63,197,252)
Securities sold short	62,850,111
(Purchase)/Sale of short term investments, net	(287,689,632)
Amortization (accretion) of discount and premium, net	(14,748,551)
Decrease in foreign currencies, at cost	18,273,098
Increase in deposit with brokers for securities sold short	(31,233,820)
Increase in interest receivable	(76,243)
Increase in forward foreign currency contracts payable	51,325
Decrease in dividends and tax reclaims receivable	632,349
Increase in variation margin receivable on financial futures contracts	(203,109)
Decrease in interest payable	(25,736)
Increase in dividends payable for securities sold short	193,760
Increase in accrued expenses and other liabilities	1,482,295
Increase in investment advisory fees payable	296,611
Net realized (gain) loss from investments	(80,634,099)
Net change in unrealized (appreciation) depreciation on investments	(11,241,116)
Net realized (gain) loss from securities sold short	1,902,366
Net change in unrealized (appreciation) depreciation on securities sold short	590,474
Net cash provided by (used in) operating activities	(183,789,905)
Cash flows provided by (used in) financing activities
Proceeds from shares sold	233,826,542
Payment on shares redeemed	(39,934,452)
Cash distributions paid	(6,781,685)
Increase (decrease) in reverse repurchase agreements	(3,320,500)
Net cash provided by (used in) financing activities	183,789,905
Net increase (decrease) in cash	—
Cash at beginning of period	—
Cash at end of period	$—
Non cash financing activities not included herein consist of reinvestment of distributions of:	$19,187,616
Interest paid:	$165,826

See accompanying Notes to Financial Statements.

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TIFF International Equity Fund
June 30, 2011
Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including entry and exit fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as entry fees or exit fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expense Paid During the Period* 1/1/11 – 6/30/11
1) Actual	$1,000.00	$1,045.80	$5.07
2) Hypothetical	$1,000.00	$1,019.84	$5.01
*	Expenses are equal to the fund’s annualized expense ratio of 1.00% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds' total return.

TIFF International Equity Fund
June 30, 2011
Financial Highlights

	Six Months Ended 6/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
For a share outstanding throughout each period
Net asset value, beginning of period	$12.87		$11.93	$9.31	$17.65	$17.18	$14.76
Income (loss) from investment operations
Net investment income	0.13		0.61	0.11	0.15	0.56	0.39
Net realized and unrealized gain (loss) on investments	0.45		0.87	3.33	(7.64)	2.37	3.77
Total from investment operations	0.58		1.48	3.44	(7.49)	2.93	4.16
Less distributions from
Net investment income	(0.15)		(0.55)	(0.84)	(0.02)	(0.98)	(0.70)
Net realized gains	—		—	0.00 (a)	(0.86)	(1.53)	(1.06)
Total distributions	(0.15)		(0.55)	(0.84)	(0.88)	(2.51)	(1.76)
Entry/exit fee per share (b)	0.01		0.01	0.02	0.03	0.05	0.02
Net asset value, end of period	$13.31		$12.87	$11.93	$9.31	$17.65	$17.18
Total return (c)	4.58	%(d)	12.91%	37.13%	(42.92)%	17.43%	28.74%
Ratios/supplemental data
Net assets, end of period (000s)	$203,169		$204,724	$201,681	$180,348	$400,168	$295,808
Ratio of expenses to average net assets (e)	1.00	%(f)	0.88%	1.06%	0.80%	0.77%	0.67%
Ratio of net investment income to average net assets	2.23	%(f)	1.61%	1.40%	2.34%	1.91%	2.10%
Portfolio turnover	8	%(d)	20%	13%	17%	16%	16%

(a)	Rounds to less than $0.01.
(b)	Calculation based on average shares outstanding.
(c)	Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, it does not reflect the deduction of such fees from a member’s purchase or redemption transaction. Therefore, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member. For certain periods, total return would have been lower had certain expenses not been waived.
(d)	Not annualized.
(e)	The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds' total return.
(f)	Annualized.

See accompanying Notes to Financial Statements.

TIFF International Equity Fund / Schedule of Investments (unaudited)*
June 30, 2011

	Number of Shares	Value
Investments — 99.6% of net assets
Common Stocks — 77.5%
Australia — 3.9%
Alumina Ltd.	103,993	$238,087
Amcor Ltd.	191,052	1,478,448
AMP Ltd.	103,844	546,852
Australia and New Zealand Banking Group Ltd.	32,794	774,481
BHP Billiton Ltd.	16,271	769,021
DuluxGroup Ltd.	12,706	38,342
Iluka Resources Ltd.	35,200	638,575
Orica Ltd.	13,075	379,189
QBE Insurance Group Ltd.	62,953	1,168,724
Santos Ltd.	24,541	357,600
Telstra Corp. Ltd.	483,967	1,502,825
Treasury Wine Estates Ltd. (a)	7,953	29,002
		7,921,146
Austria — 0.1%
Andritz AG	915	94,215
Oesterreichische Post AG	2,668	85,892
		180,107
Belgium — 0.2%
Ageas, Strip VVPR (a) (b)	39,122	57
Anheuser-Busch InBev NV	5,585	323,847
		323,904
Brazil — 0.7%
CCR SA	24,400	726,223
Itausa – Investimentos Itau SA (a)	746	5,736
Redecard SA	43,700	658,587
		1,390,546
Canada — 1.8%
Ace Aviation Holdings, Inc., Class A (a)	5,548	65,693
BCE, Inc.	24,554	962,862
Bell Aliant, Inc. (b) (c) (d) (e)	565	16,825
Bombardier, Inc., Class B	137,103	987,989
Catalyst Paper Corp. (a)	91,463	13,277
Chorus Aviation, Inc.	3,206	16,721
Fraser Papers, Inc. (a) (b) (d)	16,670	—
Groupe Aeroplan, Inc.	4,597	63,489
Imperial Oil Ltd. – NYSE Shares	9,874	459,889
Onex Corp.	3,630	140,653
Rogers Communications, Inc., Class B – TSE Shares	23,013	911,262
		3,638,660
Chile — 0.5%
Enersis SA – SPADR	48,400	1,118,040
China — 1.5%
China Construction Bank Corp., Class H	1,244,910	1,037,774
China Shenhua Energy Co. Ltd.	180,500	869,021
Tsingtao Brewery Co. Ltd., Class H	57,000	329,610
Want Want China Holdings Ltd.	922,000	895,637
		3,132,042
Denmark — 1.0%
Carlsberg A/S, Class B	3,205	348,748

	Number of Shares	Value
Coloplast A/S, Class B	3,598	$547,001
Danske Bank A/S (a)	2,635	48,937
GN Store Nord A/S (GN Great Nordic)	36,606	352,328
Novo Nordisk A/S, Class B	985	123,493
Topdanmark A/S (a)	326	60,894
Vestas Wind Systems A/S (a)	6,308	146,647
William Demant Holding A/S (a)	4,004	361,280
		1,989,328
Finland — 1.0%
Cargotec Oyj, B Shares	1,257	64,424
Kone Oyj, Class B	744	46,715
Metso Oyj	15,040	854,228
Outokumpu Oyj	2,249	29,770
Sampo Oyj, Class A	25,472	822,425
Tieto Oyj	6,192	104,734
Wartsila Oyj Corp.	2,392	80,711
		2,003,007
France — 6.1%
Alstom SA	633	38,984
AXA SA	15,343	348,348
BNP Paribas	6,992	539,261
Carrefour SA (a)	42,215	1,733,800
Compagnie de Saint-Gobain	13,524	875,835
Edenred	2,396	73,065
Eurofins Scientific	946	87,104
France Telecom SA	70,949	1,509,322
GDF Suez, Strip VVPR (a) (b)	6,615	10
Groupe Eurotunnel SA	31,020	346,841
Imerys SA	643	45,281
Legrand SA	9,398	395,800
Neopost SA	3,378	290,203
SA des Ciments Vicat	722	60,633
Sanofi-Aventis	29,987	2,410,176
Societe Generale, Class A	9,631	570,844
Technip SA	692	74,126
Thales SA	6,780	292,334
Total SA	32,099	1,856,480
Vinci SA	14,077	901,742
		12,450,189
Germany — 3.1%
Adidas AG	776	61,552
Axel Springer AG	948	46,822
BASF SE	9,150	895,422
Bayerische Motoren Werke AG	5,440	542,076
Celesio AG	1,225	24,424
Daimler AG	9,633	724,988
Deutsche Telekom AG	90,027	1,412,082
E.ON AG	10,515	298,500
Fresenius Medical Care AG & Co.	8,147	609,117
Fresenius Medical Care AG & Co. – ADR	3,692	275,792
GEA Group AG	1,769	63,258
Hannover Rueckversicherung AG	1,105	57,637
RWE AG	22,919	1,268,442
		6,280,112

TIFF International Equity Fund / Schedule of Investments (unaudited)
June 30, 2011

	Number of Shares	Value
Gibraltar — 0.0%
Bwin.Party Digital Entertainment plc (a)	25,711	$62,018
Hong Kong — 2.8%
Asia Satellite Telecommunications Holdings Ltd.	4,500	10,413
China Mobile Ltd.	75,000	698,844
First Pacific Co.	404,000	362,622
Henderson Land Development Co. Ltd.	30,316	196,734
Hong Kong & Shanghai Hotels Ltd. (The)	93,898	156,521
Hong Kong Aircraft Engineering Co. Ltd.	5,800	83,658
i-Cable Communications Ltd. (a)	236,000	22,500
Jardine Matheson Holdings Ltd.	33,520	1,922,073
Jardine Strategic Holdings Ltd.	33,812	1,036,324
Mandarin Oriental International Ltd.	24,881	52,073
Midland Holdings Ltd.	106,000	62,093
New World Development Ltd.	234,209	355,768
Next Media Ltd. (a)	158,000	17,470
Silver Grant International Ltd.	52,000	16,758
SmarTone Telecommunications Holdings Ltd.	176,956	262,316
Television Broadcasts Ltd.	30,000	198,662
Wheelock & Co. Ltd.	48,000	194,829
		5,649,658
India — 0.6%
Axis Bank Ltd. – GDR	38,988	1,134,941
Indonesia — 1.2%
Astra International Tbk PT	129,500	960,855
Bank Pan Indonesia Tbk PT (a)	2,180,270	231,798
Bank Permata Tbk PT (a)	6,500	1,229
Gudang Garam Tbk PT	2,500	14,545
Indofood Sukses Makmur Tbk PT	297,000	199,308
Matahari Putra Prima Tbk PT	831,925	117,435
Mulia Industrindo Tbk PT (a)	221,500	11,303
Perusahaan Gas Negara (Persero) Tbk PT	1,641,000	771,946
Semen Gresik (Persero) Tbk PT	78,500	88,052
		2,396,471
Ireland — 0.7%
CRH plc – BATS Europe Shares	1,675	37,092
DCC plc	4,092	116,576
Experian plc	77,565	987,857
Fyffes plc	51,582	31,415
Independent News & Media plc (a)	50,747	36,061
Irish Continental Group plc (UNIT)	2,506	57,116
Paddy Power plc	3,476	188,910
		1,455,027
Israel — 0.3%
Teva Pharmaceutical Industries Ltd. – SPADR	14,800	713,656
Italy — 2.7%
Banco Popolare Societa Cooperativa	10,370	23,879
Davide Campari-Milano SpA	7,776	63,913
Eni SpA	62,735	1,487,226
Fiat Industrial SpA (a)	37,200	480,913

	Number of Shares	Value
Fiat SpA	37,200	$408,406
Finmeccanica SpA	3,771	45,637
Intesa Sanpaolo SpA	565,013	1,502,589
Luxottica Group SpA – SPADR	14,260	457,746
Saipem SpA	17,863	922,240
UniCredit SpA	60,709	128,407
		5,520,956
Japan — 18.0%
Alfresa Holdings Corp.	5,600	217,969
Astellas Pharma, Inc.	49,400	1,910,160
Bank of Yokohama Ltd. (The)	36,000	180,024
BML, Inc.	15,700	398,419
Canon, Inc.	36,150	1,723,879
Chiba Bank Ltd. (The)	24,000	150,467
Dai-Dan Co. Ltd.	14,000	83,794
Dai-ichi Life Insurance Co. Ltd. (The)	106	148,418
Daiichikosho Co. Ltd.	42,400	686,539
Dentsu, Inc.	8,200	242,332
Duskin Co. Ltd.	29,800	579,622
DyDo DRINCO, Inc.	12,300	457,048
East Japan Railway Co.	6,900	396,502
FP Corp.	9,000	557,760
Fukuoka Financial Group, Inc.	55,000	229,993
Hitachi Chemical Co. Ltd.	11,000	218,897
Hitachi Ltd.	90,000	532,015
Hitachi Metals Ltd.	9,000	127,240
Hoya Corp.	10,800	239,382
Isetan Mitsukoshi Holdings Ltd.	26,400	258,491
JS Group Corp.	20,700	533,413
JX Holdings, Inc.	31,900	215,416
Kao Corp.	100,100	2,630,710
Kawasaki Heavy Industries Ltd.	52,000	207,413
KDDI Corp.	45	323,780
Kinden Corp.	11,000	94,057
Kirin Holdings Co. Ltd.	10,000	139,812
Kyowa Hakko Kirin Co. Ltd.	23,000	219,389
Marui Group Co. Ltd.	18,300	138,733
Meiko Network Japan Co. Ltd.	19,300	170,252
Miraca Holdings, Inc.	12,400	503,072
Mitsubishi Corp.	12,100	303,165
Mitsubishi Estate Co. Ltd.	32,200	565,266
Mitsubishi Heavy Industries Ltd.	41,000	193,188
Mitsubishi Tanabe Pharma Corp.	2,700	45,301
Mitsubishi UFJ Financial Group, Inc.	102,500	498,998
Mitsui & Co. Ltd.	11,000	190,224
Mitsui Fudosan Co. Ltd.	8,100	139,648
MOSHI MOSHI HOTLINE, Inc.	31,150	505,678
MS&AD Insurance Group Holdings	8,400	197,029
Namco Bandai Holdings, Inc.	15,200	182,976
Nippon Meat Packers, Inc.	17,000	243,752
Nippon Suisan Kaisha Ltd.	31,800	104,617
Nippon Telegraph & Telephone Corp.	13,000	632,131
NISSIN FOODS HOLDINGS CO. Ltd.	17,900	651,437
NKSJ Holdings, Inc.	147,000	969,884
NSK Ltd.	17,000	169,541
NTT Data Corp.	89	295,766

TIFF International Equity Fund / Schedule of Investments (unaudited)
June 30, 2011

	Number of Shares	Value
NTT DoCoMo, Inc.	100	$178,394
Obayashi Corp.	56,000	244,205
OLYMPUS Corp.	20,400	687,572
OMRON Corp.	9,500	264,053
Onward Holdings Co. Ltd.	19,000	160,520
Otsuka Holdings Co. Ltd.	5,800	153,756
Panasonic Corp.	19,300	235,839
Sansei Yusoki Co. Ltd.	36,000	204,720
Secom Co. Ltd.	23,600	1,133,376
Sekisui House Ltd.	19,000	176,687
Seven & I Holdings Co. Ltd.	78,360	2,108,031
Seven Bank Ltd.	338	676,089
Shimizu Corp.	41,000	170,587
Shin-Etsu Chemical Co. Ltd.	5,600	300,380
Shiseido Co. Ltd.	11,000	205,719
So-net Entertainment Corp.	117	494,550
Sony Corp.	2,100	55,586
Sumitomo Electric Industries Ltd.	42,600	621,667
Sumitomo Forestry Co. Ltd.	21,500	197,429
Sumitomo Mitsui Financial Group, Inc.	14,700	452,406
Taiyo Nippon Sanso Corp.	14,000	111,700
Takeda Pharmaceutical Co. Ltd.	36,700	1,697,410
TOKAI Corp. – Gifu	11,800	260,041
Tokio Marine Holdings, Inc.	46,600	1,309,189
Tokyo Electric Power Co., Inc. (The)	9,400	38,611
Tokyo Electron Ltd.	3,800	207,303
Tokyo Gas Co. Ltd.	109,000	493,078
Tokyo Ohka Kogyo Co. Ltd.	4,300	92,715
Toyo Seikan Kaisha Ltd.	13,700	230,179
Toyo Suisan Kaisha Ltd.	5,000	118,178
Toyota Motor Corp.	34,700	1,460,967
Trend Micro, Inc.	5,500	170,756
West Japan Railway Co.	6,900	270,125
Yamada Denki Co. Ltd.	3,110	253,706
Yamato Holdings Co. Ltd.	29,700	466,494
Yaskawa Electric Corp.	7,000	78,519
ZOJIRUSHI Corp.	67,000	194,466
		36,578,602
Luxembourg — 0.3%
APERAM	791	25,616
ArcelorMittal	16,057	558,739
Oriflame Cosmetics SA – SDR	722	35,516
		619,871
Malaysia — 0.7%
AMMB Holdings Berhad	97,387	210,138
Bumiputra-Commerce Holdings Berhad	176,698	523,328
Carlsberg Brewery Malaysia Berhad	9,300	22,379
Genting Malaysia Berhad	305,000	364,258
Malaysian Airline System Berhad (a)	57,500	29,376
Multi-Purpose Holdings Berhad	62,250	62,527
Sime Darby Berhad	68,052	208,093
		1,420,099

	Number of Shares	Value
Mexico — 0.1%
America Movil SA de CV, Series L – ADR	1,600	$86,208
Telefonos de Mexico SAB de CV, Series L – SPADR	1,300	21,450
		107,658
Netherlands — 3.9%
ASML Holding NV	1,382	50,916
Heineken NV	9,639	579,757
ING Groep NV – CVA (a)	84,518	1,042,555
Koninklijke (Royal) KPN NV	27,388	398,114
Koninklijke Ahold NV	96,494	1,296,641
Koninklijke Boskalis Westminster NV – CVA	10,216	483,041
Randstad Holding NV	1,151	53,195
Reed Elsevier NV	78,055	1,048,242
Royal Dutch Shell plc, Class A – BATS Europe Shares	173	6,164
Royal Dutch Shell plc, Class A – Quote MTF Shares	62,477	2,217,912
Royal Dutch Shell plc, Class B	12,570	448,702
TNT Express NV (a)	1,116	11,575
TNT NV	1,116	9,469
Wolters Kluwer NV	9,591	212,531
		7,858,814
New Zealand — 0.2%
PGG Wrightson Ltd. (a)	216,565	86,563
Telecom Corp. of New Zealand Ltd.	116,710	236,777
		323,340
Norway — 0.3%
DNB NOR ASA	25,068	349,427
StatoilHydro ASA	9,682	245,154
Storebrand ASA	5,309	45,229
		639,810
Peru — 0.2%
Credicorp Ltd.	5,300	456,330
Philippines (The) — 1.0%
ABS-CBN Holdings Corp. – PDR (b)	352,400	300,884
Ayala Corp.	72,082	531,532
Banco de Oro Unibank, Inc.	29,900	37,726
Benpres Holdings Corp. (a)	597,010	79,221
DMCI Holdings, Inc.	163,400	160,931
Globe Telecom, Inc.	12,180	251,477
Jollibee Foods Corp.	73,930	151,274
Philippine Long Distance Telephone Co. – SPADR	8,500	459,340
		1,972,385
Russia — 0.3%
Lukoil OAO – SPADR	9,500	605,625

TIFF International Equity Fund / Schedule of Investments (unaudited)
June 30, 2011

	Number of Shares	Value
Singapore — 1.2%
Genting Singapore plc (a)	30,224	$47,693
Global Yellow Pages Singapore Ltd.	76,500	9,674
Great Eastern Holdings Ltd.	20,000	240,021
GuocoLeisure Ltd.	187,000	105,320
Singapore Telecommunications Ltd.	378,000	973,477
STATS ChipPAC Ltd. (a)	238,000	122,274
United Industrial Corp. Ltd.	14,000	32,527
United Overseas Bank Ltd.	58,933	946,844
		2,477,830
South Africa — 0.6%
Anglo Platinum Ltd.	717	66,685
AngloGold Ashanti Ltd.	769	32,390
City Lodge Hotels Ltd.	2,748	26,519
Clicks Group Ltd.	12,234	76,561
Discovery Holdings Ltd.	2,892	16,500
FirstRand Ltd.	39,823	117,009
Gold Fields Ltd.	2,334	34,152
Hosken Consolidated Investments Ltd.	7,966	96,224
JD Group Ltd.	2,592	16,184
MMI Holdings Ltd.	7,632	19,179
Nedbank Group Ltd.	9,700	210,342
RMB Holdings Ltd.	46,176	182,230
RMI Holdings	46,176	84,399
Sun International Ltd.	13,797	186,860
		1,165,234
South Korea — 0.7%
KB Financial Group, Inc.	1,159	55,126
Korea Electric Power Corp. (a)	950	25,257
KT&G Corp.	8,871	551,703
POSCO	179	77,750
Samsung Electronics Co. Ltd.	866	673,089
SK Telecom Co. Ltd.	506	76,426
		1,459,351
Spain — 2.9%
Acciona SA	2,841	301,549
Acerinox SA	18,697	340,813
Banco Santander SA	97,780	1,128,230
Gestevision Telecinco SA	19,472	169,179
Iberdrola SA (a)	205,581	1,829,673
Telefonica SA	76,470	1,869,993
Viscofan SA	5,578	222,232
		5,861,669
Sweden — 1.0%
Assa Abloy AB, Class B	21,542	578,984
CDON Group AB (a)	1,296	7,886
Hoganas AB, Class B	4,256	170,246
Modern Times Group AB, Class B	1,144	75,588
Nordea Bank AB	10,144	109,004
Svenska Handelsbanken AB, Class A	15,396	474,909
Swedish Match AB	8,219	275,613
Telefonaktiebolaget LM Ericsson, Class B	30,747	442,220
		2,134,450

	Number of Shares	Value
Switzerland — 3.2%
ABB Ltd. (a)	1,412	$36,615
Adecco SA (a)	5,554	356,087
Compagnie Financiere Richemont SA	8,367	547,895
Geberit AG (a)	2,158	511,319
Glencore International plc (a)	30,896	243,470
Helvetia Holding AG	121	51,813
Logitech International SA (a)	9,755	109,303
Novartis AG	40,973	2,509,902
Roche Holding AG	3,737	625,196
Sonova Holding AG (a)	1,809	169,332
Swiss Re Ltd. (a)	791	44,416
UBS AG (a)	15,422	281,222
Zurich Financial Services AG (a)	4,166	1,052,942
		6,539,512
Taiwan — 0.9%
Chunghwa Telecom Co. Ltd.	18,400	63,308
Chunghwa Telecom Co. Ltd. – ADR	18,341	633,682
Taiwan Semiconductor Manufacturing Co. Ltd.	417,133	1,055,795
Uni-President Enterprises Corp.	41,116	59,848
		1,812,633
Thailand — 0.6%
Advanced Info Service PCL	33,300	112,716
Bangkok Bank PCL	39,900	205,986
GMM Grammy PCL	81,100	46,192
Kasikornbank PCL	62,500	254,272
Land and Houses PCL	278,700	52,157
Matichon PCL	28,100	6,082
MBK PCL	47,500	146,481
Siam Cement PCL	22,600	300,107
Thanachart Capital PCL	117,100	108,620
		1,232,613
Turkey — 0.3%
Turkiye Garanti Bankasi A/S	152,302	690,899
United Kingdom — 12.8%
Admiral Group plc	4,241	112,989
AMEC plc	4,217	73,695
Anglo American plc – ADR	9,390	233,342
Anglo American plc – JSE Shares	799	39,597
Anglo American plc – LSE Shares	1,167	57,893
BAE Systems plc	68,162	348,448
Barclays plc	82,559	339,830
Barratt Developments plc (a)	15,154	27,787
BG Group plc	47,300	1,073,499
BHP Billiton plc	17,983	704,852
BP plc	343,610	2,531,717
British American Tobacco plc	884	38,749
British Sky Broadcasting Group plc	8,124	110,337
Bunzl plc	21,828	273,269
Cable & Wireless Communications plc	209,142	136,061
Cable & Wireless Worldwide	152,080	112,351
Capita Group plc	46,179	530,314
Carnival plc	7,587	294,062
Centrica plc	9,350	48,518

TIFF International Equity Fund / Schedule of Investments (unaudited)
June 30, 2011

	Number of Shares	Value
Close Brothers Group plc	2,687	$33,294
Compass Group plc	190,849	1,840,982
Daily Mail & General Trust NV, Class A	4,510	33,616
Devro plc	27,284	118,149
Diageo plc	24,396	498,462
G4S plc	68,617	308,148
GlaxoSmithKline plc	89,087	1,907,412
Hays plc	65,535	108,341
HMV Group plc	22,914	3,567
Homeserve plc	23,553	190,124
HSBC Holdings plc	3,498	34,702
ICAP plc	41,544	315,260
Informa plc	55,885	387,583
International Personal Finance	45,255	267,225
Intertek Group plc	23,360	739,741
Invensys plc	71,581	369,856
ITV plc (a)	184,198	211,213
Jupiter Fund Management plc	13,305	53,983
Ladbrokes plc	34,975	85,550
Lloyds Banking Group plc (a)	419,657	329,751
Michael Page International plc	7,651	65,699
Millennium & Copthorne Hotels plc	6,991	57,057
National Express Group plc	8,634	35,088
Northgate plc (a)	6,578	34,619
Petrofac Ltd.	1,780	43,255
Provident Financial plc	15,544	240,254
Reckitt Benckiser Group plc	11,762	649,419
Reed Elsevier plc	29,475	268,057
Rexam plc	40,224	247,088
Rightmove plc	17,907	342,407
Rio Tinto plc	8,939	645,479
Rolls-Royce Group plc – C Shares (a)	810,912	1,301
Rolls-Royce Holdings plc	8,447	87,448
RSA Insurance Group plc	25,119	54,341
Sage Group plc	95,758	444,022
Smith & Nephew plc	4,731	50,474
Smiths Group plc	11,437	220,464
Sportingbet plc	83,799	73,925
Stagecoach Group plc	67,314	275,829
Tesco plc	305,604	1,973,738
Thomas Cook Group plc	85,742	183,034
Tui Travel plc	72,067	259,763
Unilever plc	69,921	2,256,405
Vodafone Group plc	837,055	2,224,584
WH Smith plc	15,289	120,323
WPP plc	22,764	284,993
		26,063,335

	Number of Shares	Value
United States — 0.1%
NII Holdings, Inc., Class B (a)	2,657	$112,604
Total Common Stocks (Cost $139,572,350)		157,492,472
Acquired Funds — 13.0%
Private Investment Funds (f) — 13.0%
Convexity Capital Offshore,LP (a) (b) (c) (d)		11,314,655
Lansdowne UK Equity Fund Ltd. (a) (b) (c) (d)	27,165	10,048,828
Lone Dragon Pine, LP (a) (b) (c) (d)		5,121,235
Total Acquired Funds (Cost $17,287,313)		26,484,718
Preferred Stocks — 0.8%
Itausa – Investimentos Itau SA, 0.470%, (Brazil)	79,300	609,238
Malaysian Airline System Berhad, 30.000%, (Malaysia)	20,000	5,862
Vale SA, 2.600%, (Brazil)	31,340	896,432
Total Preferred Stocks (Cost $1,216,914)		1,511,532

	Number of Contracts	Value
Warrants — 0.0%
Global Yellow Pages Ltd. Expiring 09/10/14 (Singapore) (a) (Cost $—)	35,000	712

	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Investments — 8.3%
Repurchase Agreement — 4.3%
State Street Bank & Trust Co. Repurchase Agreement issued on 06/30/11 (proceeds at maturity $8,770,502) (collateralized by US Treasury Notes due 04/30/12 through 05/31/16 with a total principal value of $8,890,000 and a total market value of $8,956,083)
(Cost $8,770,500)	0.010%	07/01/11	$8,770,500	$8,770,500
US Treasury Bill — 4.0%
US Treasury Bill (g) (h) (Cost $7,998,947)		07/28/11	8,000,000	7,998,947
Total Short-Term Investments (Cost $16,769,447)				16,769,447
Total Investments — 99.6% (Cost $174,846,024)				202,258,881
Other Assets in Excess of Liabilities — 0.4%				909,709
Net Assets — 100.0%				$203,168,590

TIFF International Equity Fund / Schedule of Investments (unaudited)
June 30, 2011
ADR	American Depositary Receipt
CVA	Certificaaten van aandelen (share certificates)
GDR	Global Depositary Receipt
JSE	Johannesburg Stock Exchange
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
PDR	Philippine Depositary Receipt
SDR	Swedish Depositary Receipts
SPADR	Sponsored ADR
TSE	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)
*	Approximately 26% of the fund's total investments are maintained to cover “senior securities transactions” which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's “senior securities” holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	Illiquid Security. An illiquid security is a security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount the fund has valued such security for the purposes of calculating the fund's net asset value.
(c)	Restricted Securities. The following restricted securities were held by the fund as of June 30, 2011, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Investment	Date of Acquisition	Cost	Value
Bell Aliant, Inc.	07/11/06	$16,840	$16,825
Convexity Capital Offshore, LP	02/16/06	7,333,333	11,314,655
Lansdowne UK Equity Fund Ltd.	05/31/03	4,953,980	10,048,828
Lone Dragon Pine, LP	03/31/08	5,000,000	5,121,235
Total (13.0% of net assets)			$26,501,543
(d)	Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $26,473,193, which represents 13.0% of the fund's net assets.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2011. These positions are therefore grouped into their own industry classification.
(g)	Security or a portion thereof is pledged as initial margin for financial futures contracts.
(h)	Security or a portion thereof is held as collateral by the counterparty for swap contracts.

Summary Schedule of Investments

Common Stocks	77.5%
Private Investment Funds	13.0%
Short-Term Investments	8.3%
Preferred Stocks	0.8%
Warrants	0.0%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Net Assets	100.0%

TIFF International Equity Fund / Schedule of Investments (unaudited)
June 30, 2011

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/(Proceeds)	Notional Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
	Long Financial Futures Contracts
	Foreign Currency-Related
55	September 2011 Canadian Dollar	$5,620,259	$5,696,900	$76,641
4	September 2011 Euro Dollar	729,677	724,400	(5,277)
21	September 2011 Swiss Franc	3,137,608	3,125,588	(12,020)
				59,344
	Equity-Related
16	September 2011 ASX S&P 200 Index	1,951,201	1,973,922	22,721
223	September 2011 Dow Jones EURO STOXX 50 Index	8,912,679	9,209,958	297,279
30	September 2011 Topix Index	3,020,471	3,165,642	145,171
64	September 2011 TSE 60 Index	9,905,546	10,115,776	210,230
				675,401
				734,745
	Short Financial Futures Contracts
	Foreign Currency-Related
9	September 2011 Australian Dollar	(947,742)	(956,340)	(8,598)
12	September 2011 British Pound	(1,228,469)	(1,203,825)	24,644
52	September 2011 Japanese Yen	(8,130,193)	(8,081,450)	48,743
				64,789
				$799,534

Forward Currency Contracts

		Contract Amount
Contract Settlement Date	Counterparty	Receive	Deliver	Unrealized Appreciation/ (Depreciation)
07/29/2011	State Street Bank & Trust Co.	US Dollar 2,222,566	Australian Dollar 2,091,000	$(13,332)
09/30/2011	State Street Bank & Trust Co.	US Dollar 1,576,076	Swiss Franc 1,326,000	(1,983)
				$(15,315)

Total Return Swap Contracts

Expiration Date	Counterparty		Pay	Receive	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Long Total Return Swap Contracts
07/18/2011	Goldman Sachs International	(d)	3 Month LIBOR plus a specified spread	MSCI AC World Index ex USA	$11,291,036	$(327,319)
08/31/2011	Goldman Sachs International	(d)	1 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets	10,760,670	298,969
						$(28,350)

TIFF International Equity Fund / Schedule of Investments (unaudited)
June 30, 2011

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments as of June 30, 2011. See Note 3, Derivatives and Other Financial Instruments, for qualitative disclosures. These derivatives are not accounted for as hedging instruments. The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of June 30, 2011, grouped by contract type and risk exposure category.

Derivative Type	Balance Sheet Location	Foreign Currency Risk	Equity Risk	Total
Asset Derivatives
Warrants	Investments, at value	$—	$712	$712
Swap Contracts	Swap contracts, at value	—	298,969	298,969
Futures Contracts	Variation margin*	150,028	675,401	825,429
Total Value – Assets		$150,028	$975,082	$1,125,110
Liability Derivatives
Swap Contracts	Swap contracts, at value	$—	$(327,319)	$(327,319)
Forward Contracts	Unrealized depreciation on forward currency contracts	(15,315)	—	(15,315)
Futures Contracts	Variation margin*	(25,895)	—	(25,895)
Total Value – Liabilities		$(41,210)	$(327,319)	$(368,529)
*	Cumulative appreciation (depreciation) of futures contracts is reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table lists the amounts of gains or losses included in net increase in net assets resulting from operations for the period ended June 30, 2011, grouped by contract type and risk exposure category.

Derivative Type	Income Statement Location	Foreign Currency Risk	Equity Risk	Total
Realized Gain (Loss)
Rights	Net realized gain (loss) from Investments	$—	$(54,681)	$(54,681)
Warrants	Net realized gain (loss) from Investments	—	(43)	(43)
Swap Contracts	Net realized gain (loss) from Swap contracts	—	1,328,178	1,328,178
Futures Contracts	Net realized gain (loss) from Financial futures contracts	442,922	(439,620)	3,302
Forward Contracts	Net realized gain (loss) from Forward currency contracts	(143,013)	—	(143,013)
Total Realized Gain (Loss)		$299,909	$833,834	$1,133,743

TIFF International Equity Fund / Schedule of Investments (unaudited)
June 30, 2011

The following table lists the change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the period ended June 30, 2011, grouped by contract type and risk exposure category.

Derivative Type	Income Statement Location	Foreign Currency Risk	Equity Risk	Total
Change in Appreciation (Depreciation)
Warrants	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	$—	$2,963	$2,963
Swap Contracts	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	—	(1,057,008)	(1,057,008)
Futures Contracts	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	73,796	706,376	780,172
Forward Contracts	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	(15,315)	—	(15,315)
Total Change in Appreciation (Depreciation)		$58,481	$(347,669)	$(289,188)

See accompanying Notes to Financial Statements.

TIFF International Equity Fund
Statement of Assets and Liabilities (unaudited)

June 30, 2011
Assets
Investments in securities, at value (cost: $166,075,524)	$193,488,381
Repurchase agreements (cost: $8,770,500)	8,770,500
Cash denominated in foreign currencies (cost: $697,140)	699,967
Receivables:
Investment securities sold	608,173
Dividends and tax reclaims	588,566
Swap contracts, at value	298,969
Due from broker for futures variation margin	250,788
Total Assets	204,705,344
Liabilities
Swap contracts, at value	327,319
Payables:
Investment securities purchased	520,748
Distributions	327,414
Accrued expenses and other liabilities	205,491
Money manager fees	115,851
Investment advisory fees	24,616
Unrealized depreciation on forward currency contracts	15,315
Total Liabilities	1,536,754
Net Assets	$203,168,590
Shares Outstanding (500,000,000 authorized shares, par value $0.001)	15,260,861
Net Asset Value Per Share	$13.31
Net Assets Consist of:
Capital stock	$183,449,245
Distributions in excess of net investment income	(7,758,218)
Accumulated net realized loss on investments	(925,688)
Net unrealized appreciation on investments and foreign currencies	28,403,251
$203,168,590

See accompanying Notes to Financial Statements.

TIFF International Equity Fund
Statement of Operations (unaudited)

Six Months Ended June 30, 2011
Investment Income
Interest	$8,158
Dividends (net of foreign withholding taxes of $322,191)	3,259,096
Total Investment Income	3,267,254
Expenses
Investment advisory fees	151,770
Money manager fees	604,195
Fund administration fees	148,088
Professional fees	63,086
Administrative fees	20,236
Chief compliance officer fees	4,581
Registration and filing fees	12,935
Insurance	1,746
Director fees	1,365
Miscellaneous fees and other	6,725
Total Expenses	1,014,727
Net Investment Income	2,252,527
Net Realized Gain (Loss) from:
Investments (net of foreign withholding taxes on capital gains of $20,998)	3,169,095
Swap contracts	1,328,178
Financial futures contracts	3,302
Forward currency contracts and foreign currency-related transactions (net of foreign tax of $8,534)	(35,340)
Net Realized Gain	4,465,235
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	2,406,176
Net Realized and Unrealized Gain on Investments and Foreign Currencies	6,871,411
Net Increase in Net Assets Resulting from Operations	$9,123,938

See accompanying Notes to Financial Statements.

TIFF International Equity Fund
Statements of Changes in Net Assets

	Six Months Ended 6/30/2011 (Unaudited)	Year Ended 12/31/2010
Increase in Net Assets From Operations
Net investment income	$2,252,527	$3,087,220
Net realized gain (loss) on investments and foreign currencies	4,465,235	9,287,947
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,406,176	10,865,797
Net Increase in Net Assets Resulting from Operations	9,123,938	23,240,964
Distributions
From net investment income	(2,261,782)	(8,616,368)
Decrease in Net Assets Resulting from Distributions	(2,261,782)	(8,616,368)
Capital Share Transactions
Proceeds from shares sold	—	145,798
Proceeds from distributions reinvested	1,934,368	7,324,435
Entry/exit fees	78,223	145,083
Cost of shares redeemed	(10,429,670)	(19,197,547)
Net Decrease From Capital Share Transactions	(8,417,079)	(11,582,231)
Total Increase (Decrease) in Net Assets	(1,554,923)	3,042,365
Net Assets
Beginning of period	204,723,513	201,681,148
End of period	$203,168,590	$204,723,513
Including distributions in excess of net investment income	$(7,758,218)	$(7,748,963)
Capital Share Transactions (in shares)
Shares sold	—	12,370
Shares reinvested	145,332	615,065
Shares redeemed	(796,271)	(1,620,187)
Net Decrease	(650,939)	(992,752)

See accompanying Notes to Financial Statements.

TIFF International Equity Fund
Statement of Cash Flows (unaudited)

Six Months Ended June 30, 2011
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets resulting from operations	$9,123,938
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(14,939,644)
Investments sold	22,445,878
(Purchase)/Sale of short term investments, net	(218,342)
Increase in foreign currencies, at cost	(489,774)
Increase in dividends and tax reclaims receivable	(241,080)
Increase in variation margin receivable on financial futures contracts	(224,031)
Increase in accrued expenses and other liabilities	10
Decrease in investment advisory fees payable	(1,065)
Net realized (gain) loss from investments	(3,169,095)
Net change in unrealized (appreciation) depreciation on investments	(1,577,635)
Net cash provided by (used in) operating activities	10,709,160
Cash flows provided by (used in) financing activities
Proceeds from shares sold	—
Payment on shares redeemed	(10,351,447)
Cash distributions paid	(357,713)
Net cash provided by (used in) financing activities	(10,709,160)
Net increase (decrease) in cash	—
Cash at beginning of period	—
Cash at end of period	$—
Non cash financing activities not included herein consist of reinvestment of distributions of:	$1,934,368

See accompanying Notes to Financial Statements.

[This page intentionally left blank.]

TIFF US Equity Fund
June 30, 2011
Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including entry and exit fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as entry fees or exit fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expense Paid During the Period* 1/1/11 – 6/30/11
1) Actual	$1,000.00	$1,076.50	$2.99
2) Hypothetical	$1,000.00	$1,021.92	$2.91
*	Expenses are equal to the fund’s annualized expense ratio of 0.58% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.

TIFF US Equity Fund
June 30, 2011
Financial Highlights

	Six Months Ended 6/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
For a share outstanding throughout each period
Net asset value, beginning of period	$12.57		$11.02	$8.35	$13.39	$14.90	$14.07
Income (loss) from investment operations
Net investment income (loss)	(0.01)		0.00 (a)	(0.14)	0.01	0.11	0.10
Net realized and unrealized gain (loss) on investments	0.97		1.60	2.87	(4.83)	0.33	2.35
Total from investment operations	0.96		1.60	2.73	(4.82)	0.44	2.45
Less distributions from
Net investment income	(0.02)		(0.06)	(0.07)	(0.11)	(0.14)	(0.10)
Net realized gains	—		—	—	(0.11)	(1.82)	(1.53)
Total distributions	(0.02)		(0.06)	(0.07)	(0.22)	(1.96)	(1.63)
Entry/exit fee per share (b)	(0.00	)(a)	0.01	0.01	0.00 (a)	0.01	0.01
Net asset value, end of period	$13.51		$12.57	$11.02	$8.35	$13.39	$14.90
Total return (c)	7.65	%(d)	14.56%	32.91%	(36.39)%	2.84%	17.68%
Ratios/supplemental data
Net assets, end of period (000s)	$110,327		$113,429	$117,900	$127,371	$227,588	$216,369
Ratio of expenses to average net assets (e)	0.58	%(f)	0.68%	1.16%	0.68%	0.73%	0.74%
Ratio of net investment income (loss) to average net assets	0.31	%(f)	0.34%	(0.13)%	0.31%	0.56%	0.63%
Portfolio turnover	20	%(d)	33%	25%	34%	38%	35%

(a)	Rounds to less than $0.01.
(b)	Calculation based on average shares outstanding.
(c)	Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, it does not reflect the deduction of such fees from a member’s purchase or redemption transaction. Therefore, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member. For certain periods, total return would have been lower had certain expenses not been waived.
(d)	Not annualized.
(e)	The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.
(f)	Annualized.

See accompanying Notes to Financial Statements.

TIFF US Equity Fund / Schedule of Investments (unaudited)*
June 30, 2011

	Number of Shares	Value
Investments — 98.5% of net assets
Common Stocks — 75.1%
Aerospace & Defense — 2.1%
AAR Corp.	41,509	$1,124,479
General Dynamics Corp.	2,300	171,396
Lockheed Martin Corp.	5,300	429,141
Northrop Grumman Corp.	5,500	381,425
Raytheon Co.	5,100	254,235
		2,360,676
Auto Components — 0.3%
Goodyear Tire & Rubber Co. (The) (a)	18,400	308,568
Beverages — 1.3%
Constellation Brands, Inc., Class A (a)	62,300	1,297,086
Hansen Natural Corp. (a)	1,800	145,710
		1,442,796
Biotechnology — 0.5%
Biogen Idec, Inc. (a)	3,000	320,760
Gilead Sciences, Inc. (a)	5,500	227,755
		548,515
Capital Markets — 0.8%
Ameriprise Financial, Inc.	3,100	178,808
Franklin Resources, Inc.	3,300	433,257
Goldman Sachs Group, Inc. (The)	1,900	252,871
		864,936
Chemicals — 3.3%
Agrium, Inc. (Canada)	1,600	140,416
Calgon Carbon Corp. (a)	40,900	695,300
Eastman Chemical Co.	2,700	275,589
HB Fuller Co.	38,000	927,960
Lubrizol Corp.	1,200	161,124
Nalco Holding Co.	50,568	1,406,296
		3,606,685
Commercial Banks — 1.7%
Fifth Third Bancorp	15,200	193,800
Huntington Bancshares Inc.	22,000	144,320
KeyCorp	36,100	300,713
North Valley Bancorp (a)	13,860	143,035
PNC Financial Services Group, Inc.	7,300	435,153
Wells Fargo & Co.	25,500	715,530
		1,932,551
Commercial Services & Supplies — 1.5%
KAR Auction Services, Inc. (a)	89,100	1,684,881
Communications Equipment — 0.1%
Research In Motion Ltd. (Canada) (a)	5,500	158,675
Computers & Peripherals — 2.0%
Apple, Inc. (a)	2,900	973,443
QLogic Corp. (a)	80,000	1,273,600
		2,247,043
Consumer Finance — 0.7%
Capital One Financial Corp.	7,700	397,859
Discover Financial Services	14,300	382,525
		780,384

	Number of Shares	Value
Diversified Consumer Services — 1.4%
DeVry, Inc.	18,200	$1,076,166
ITT Educational Services, Inc. (a)	6,100	477,264
		1,553,430
Diversified Financial Services — 0.9%
Citigroup, Inc.	2,830	117,841
JPMorgan Chase & Co.	20,800	851,552
		969,393
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	11,600	364,356
General Communications, Inc., Class A (a)	94,100	1,135,787
Verizon Communications, Inc.	17,700	658,971
		2,159,114
Electric Utilities — 2.0%
Edison International	9,900	383,625
Empire District Electric Co. (The)	17,500	337,050
Entergy Corp.	3,300	225,324
Exelon Corp.	3,100	132,804
NV Energy, Inc.	75,000	1,151,250
		2,230,053
Electrical Equipment — 2.0%
Babcock & Wilcox Co. (a)	52,200	1,446,462
Generac Holdings, Inc. (a)	37,800	733,320
		2,179,782
Electronic Equipment, Instruments & Components — 3.7%
Checkpoint Systems, Inc. (a)	123,800	2,213,544
Rogers Corp. (a)	40,000	1,848,000
		4,061,544
Energy Equipment & Services — 1.1%
Tidewater, Inc.	23,300	1,253,773
Food & Staples Retailing — 1.7%
CVS Caremark Corp.	9,100	341,978
Kroger Co. (The)	14,100	349,680
Safeway, Inc.	15,400	359,898
Wal-Mart Stores, Inc.	6,100	324,154
Walgreen Co.	10,700	454,322
		1,830,032
Health Care Equipment & Supplies — 0.5%
Accuray, Inc. (a)	38,094	305,133
Cooper Companies, Inc. (The)	2,798	221,713
		526,846
Health Care Providers & Services — 6.6%
Aetna, Inc.	8,600	379,174
AmerisourceBergen Corp.	9,800	405,720
Cardinal Health, Inc.	9,100	413,322
CIGNA Corp.	4,000	205,720
Humana, Inc.	2,500	201,350
McKesson Corp.	1,900	158,935
Owens & Minor, Inc.	31,200	1,076,088
PharMerica Corp. (a)	41,100	524,436
UnitedHealth Group, Inc.	11,100	572,538
Universal Health Services, Inc., Class B	27,900	1,437,687

TIFF US Equity Fund / Schedule of Investments (unaudited)
June 30, 2011

	Number of Shares	Value
VCA Antech, Inc. (a)	67,200	$1,424,640
WellPoint, Inc.	6,100	480,497
		7,280,107
Hotels, Restaurants & Leisure — 1.0%
Brinker International, Inc.	34,000	831,640
Orient-Express Hotels Ltd., Class A (United Kingdom) (a)	25,000	268,750
		1,100,390
Household Durables — 0.1%
Whirlpool Corp.	1,800	146,376
Household Products — 0.5%
Procter & Gamble Co. (The)	9,100	578,487
Independent Power Producers & Energy Traders — 0.2%
Constellation Energy Group, Inc.	4,600	174,616
Industrial Conglomerates — 0.6%
General Electric Co.	34,900	658,214
Insurance — 3.7%
ACE Ltd. (Switzerland)	3,500	230,370
Aflac, Inc.	2,200	102,696
Arthur J. Gallagher & Co.	40,000	1,141,600
Brown & Brown, Inc.	25,000	641,500
Chubb Corp.	2,300	144,003
Hartford Financial Services Group, Inc.	5,600	147,672
Travelers Companies, Inc. (The)	4,400	256,872
Willis Group Holdings plc (United Kingdom)	34,510	1,418,706
		4,083,419
IT Services — 2.5%
CoreLogic, Inc. (a)	40,316	673,680
Fidelity National Information Services, Inc.	9,800	301,742
International Business Machines Corp. (IBM)	6,100	1,046,455
Lender Processing Services, Inc.	20,000	418,200
Visa, Inc., Class A	3,700	311,762
		2,751,839
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc. (a)	11,400	734,046
Machinery — 1.8%
Caterpillar, Inc.	2,000	212,920
Cummins, Inc.	1,500	155,235
John Bean Technologies Corp.	73,700	1,423,884
Parker Hannifin Corp.	2,500	224,350
		2,016,389
Media — 3.4%
CBS Corp., Class B	7,700	219,373
Comcast Corp., Class A	12,400	314,216
DIRECTV, Class A (a)	9,800	498,036
Live Nation, Inc. (a)	134,638	1,544,298
McGraw-Hill Companies, Inc. (The)	5,600	234,696
Time Warner Cable, Inc.	1,900	148,276
Time Warner, Inc.	10,000	363,700
Viacom, Inc.	8,300	423,300
		3,745,895

	Number of Shares	Value
Metals & Mining — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	9,700	$513,130
Pacific Rim Mining Corp. (Canada) (a) (b) (c)	35,000	6,356
Teck Resources Ltd., Class B (Canada)	2,300	116,702
		636,188
Multi-Utilities — 0.2%
Public Service Enterprise Group, Inc.	6,900	225,216
Multiline Retail — 2.3%
Big Lots, Inc. (a)	35,125	1,164,394
J.C. Penney Co., Inc.	4,100	141,614
Macy's, Inc.	5,100	149,124
Saks, Inc. (a)	100,000	1,117,000
		2,572,132
Office Electronics — 0.9%
Zebra Technologies Corp., Class A (a)	22,293	940,096
Oil, Gas & Consumable Fuels — 7.5%
Bill Barrett Corp. (a)	40,800	1,891,080
Chevron Corp.	10,100	1,038,684
ConocoPhillips	9,000	676,710
Exxon Mobil Corp.	16,500	1,342,770
Hess Corp.	4,200	313,992
Marathon Oil Corp.	9,400	495,192
Murphy Oil Corp.	4,400	288,904
Stone Energy Corp. (a)	53,700	1,631,943
Tesoro Corp. (a)	10,200	233,682
Valero Energy Corp.	14,900	380,993
		8,293,950
Personal Products — 0.3%
Estee Lauder Companies, Inc. (The), Class A	2,100	220,899
Herbalife Ltd.	2,900	167,156
		388,055
Pharmaceuticals — 0.9%
Forest Laboratories, Inc. (a)	10,200	401,268
Merck & Co., Inc.	4,300	151,747
Pfizer, Inc.	22,500	463,500
		1,016,515
Road & Rail — 0.7%
CSX Corp.	12,000	314,640
Ryder System, Inc.	2,700	153,495
Union Pacific Corp.	2,800	292,320
		760,455
Semiconductors & Semiconductor Equipment — 1.8%
Cabot Microelectronics Corp. (a)	17,257	801,933
Intel Corp.	32,400	717,984
LSI Corp. (a)	38,300	272,696
Texas Instruments, Inc.	4,900	160,867
		1,953,480
Software — 2.1%
Activision Blizzard, Inc.	23,000	268,640
Adobe Systems, Inc. (a)	5,500	172,975
CA, Inc.	12,200	278,648

TIFF US Equity Fund / Schedule of Investments (unaudited)
June 30, 2011

	Number of Shares	Value
Microsoft Corp.	38,100	$990,600
Oracle Corp.	7,200	236,952
Preview Systems, Inc. (a) (d)	66,800	334
Symantec Corp. (a)	19,900	392,428
		2,340,577
Specialty Retail — 2.3%
AutoZone, Inc. (a)	1,300	383,305
Home Depot, Inc. (The)	4,000	144,880
Penske Automotive Group, Inc.	73,200	1,664,568
TJX Companies, Inc. (The)	6,400	336,192
		2,528,945
Textiles, Apparel & Luxury Goods — 1.8%
Coach, Inc.	6,700	428,331
Fossil, Inc. (a)	1,400	164,808
Hanesbrands, Inc. (a)	48,022	1,371,028
		1,964,167
Thrifts & Mortgage Finance — 0.8%
BankUnited, Inc.	31,400	833,356
Tobacco — 0.6%
Philip Morris International, Inc.	10,300	687,731
Trading Companies & Distributors — 0.3%
W.W. Grainger, Inc.	2,000	307,300
Wireless Telecommunication Services — 1.3%
MetroPCS Communications, Inc. (a)	8,800	151,448
United States Cellular Corp. (a)	27,400	1,326,708
		1,478,156
Total Common Stocks (Cost $64,731,815)		82,895,774
Acquired Funds (e) — 18.5%
Private Investment Funds
Long/Short Equity Fund — 18.4%
Adage Capital Partners, LP (a) (b) (c) (d)		20,332,213
Other — 0.1%
Gotham Partners, LP (a) (b) (c) (d)		75,830
Total Acquired Funds (Cost $11,193,263)		20,408,043

	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Investments — 4.9%
Repurchase Agreement — 4.9%
State Street Bank & Trust Co. Repurchase Agreement issued on 06/30/11 (proceeds at maturity $5,400,548) (collateralized by US Treasury Notes, due 04/30/12 through 05/31/16 with a total principal value of $5,475,000 and a total market value of $5,513,922)
(Cost $5,400,547)	0.010%	07/01/11	$5,400,547	$5,400,547
Total Investments — 98.5% (Cost $81,325,625)				108,704,364
Other Assets in Excess of Liabilities — 1.5%				1,622,389
Net Assets — 100.0%				$110,326,753
*	Approximately 55% of the fund's total investments are maintained to cover “senior securities transactions” which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's “senior securities” holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	Restricted Securities. The following restricted securities were held by the fund as of June 30, 2011, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Pacific Rim Mining Corp. (Canada). TIP’s board of directors deemed Pacific Rim Mining Corp. (Canada) to be liquid. The below list does not include securities eligible for resale without registration under Rule 144A of the Securities Act of 1933. These securities may also be deemed to be restricted.

Investment	Date of Acquisition	Cost	Value
Adage Capital Partners, LP	01/01/02 – 06/30/03	$10,542,541	$20,332,213
Gotham Partners, LP	06/29/97	650,722	75,830
Pacific Rim Mining Corp.	06/01/04	100,800	6,356
Total (18.5% of net assets)			$20,414,399

TIFF US Equity Fund / Schedule of Investments (unaudited)
June 30, 2011
(c)	Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $20,414,399, which represents 18.5% of the fund's net assets.
(d)	Illiquid Security. An illiquid security is a security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount the fund has valued such security for the purposes of calculating the fund's net asset value.
(e)	Portfolio holdings information of the Acquired Funds is not available as of June 30, 2011. These positions are therefore grouped into their own industry classification.

Summary Schedule of Investments

Common Stocks	75.1%
Private Investment Funds	18.5%
Short-Term Investments	4.9%
Total Investments	98.5%
Other Assets In Excess of Liabilities	1.5%
Net Assets	100.0%

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/(Proceeds)	Notional Value at June 30, 2011	Unrealized Appreciation/ (Depreciation)
	Long Financial Futures Contracts
	Equity-Related
92	September 2011 S&P 500 Index	$29,269,397	$30,256,500	$987,103
30	September 2011 S&P 500 e-Mini Index	1,902,174	1,973,250	71,076
				1,058,179
	Short Financial Futures Contracts
	Equity-Related
41	September 2011 Russell 2000 Mini Index	(3,194,477)	(3,384,140)	(189,663)
210	September 2011 S&P Midcap 400 e-Mini Index	(19,628,570)	(20,506,500)	(877,930)
				(1,067,593)
				$(9,414)

TIFF US Equity Fund / Schedule of Investments (unaudited)
June 30, 2011

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments as of June 30, 2011. See Note 3, Derivatives and Other Financial Instruments, for qualitative disclosures. These derivatives are not accounted for as hedging instruments. The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of June 30, 2011, grouped by contract type and risk exposure category.

Derivative Type	Balance Sheet Location	Equity Risk	Total
Asset Derivatives
Futures Contracts	Variation Margin*	$1,058,179	$1,058,179
Total Value – Assets		$1,058,179	$1,058,179
Liability Derivatives
Futures Contracts	Variation Margin*	$(1,067,593)	$(1,067,593)
Total Value – Liabilities		$(1,067,593)	$(1,067,593)
*	Cumulative appreciation (depreciation) of futures contracts is reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table lists the amounts of gains or losses included in net increase in net assets resulting from operations for the period ended June 30, 2011, grouped by contract type and risk exposure category.

Derivative Type	Income Statement Location	Equity Risk	Total
Realized Gain (Loss)
Futures Contracts	Net realized gain (loss) from Financial futures contracts	$685,970	$685,970
Total Realized Gain (Loss)		$685,970	$685,970

The following table lists the change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the period ended June 30, 2011, grouped by contract type and risk exposure category.

Derivative Type	Income Statement Location	Equity Risk	Total
Change in Appreciation (Depreciation)
Futures Contracts	Change in unrealized appreciation (depreciation) on Investments and Foreign Currencies	$(179,731)	$(179,731)
Total Change in Appreciation (Depreciation)		$(179,731)	$(179,731)

See accompanying Notes to Financial Statements.

TIFF US Equity Fund
Statement of Assets and Liabilities (unaudited)

June 30, 2011
Assets
Investments in securities, at value (cost: $75,925,078)	$103,303,817
Repurchase agreements (cost: $5,400,547)	5,400,547
Deposits with brokers for futures	1,595,000
Receivables:
Investment securities sold	523,199
Dividends and tax reclaims	67,180
Due from broker for futures variation margin	134,350
Other assets	29,487
Total Assets	111,053,580
Liabilities
Payables:
Investment securities purchased	617,124
Accrued expenses and other liabilities	79,708
Distributions	16,686
Investment advisory fees	13,309
Total Liabilities	726,827
Net Assets	$110,326,753
Shares Outstanding (500,000,000 authorized shares, par value $0.001)	8,164,654
Net Asset Value Per Share	$13.51
Net Assets Consist of:
Capital stock	$112,954,883
Distributions in excess of net investment income	(2,401,108)
Accumulated net realized loss on investments	(27,596,353)
Net unrealized appreciation on investments and foreign currencies	27,369,331
$110,326,753

See accompanying Notes to Financial Statements.

TIFF US Equity Fund
Statement of Operations (unaudited)

Six Months Ended June 30, 2011
Investment Income
Interest	$2,549
Dividends (net of foreign withholding taxes of $106)	498,520
Total Investment Income	501,069
Expenses
Investment advisory fees	85,278
Money manager fees	119,681
Fund administration fees	50,947
Professional fees	40,831
Administrative fees	11,370
Chief compliance officer fees	2,568
Registration and filing fees	13,021
Insurance	1,074
Director fees	753
Miscellaneous fees and other	2,196
Total Expenses	327,719
Net Investment Income	173,350
Net Realized Gain (Loss) from:
Investments	7,547,655
Financial futures contracts	685,970
Forward currency contracts and foreign currency-related transactions	49
Net Realized Gain	8,233,674
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	300,850
Net Realized and Unrealized Gain on Investments and Foreign Currencies	8,534,524
Net Increase in Net Assets Resulting from Operations	$8,707,874

See accompanying Notes to Financial Statements.

TIFF US Equity Fund
Statements of Changes in Net Assets

	Six Months Ended 6/30/2011 (Unaudited)	Year Ended 12/31/2010
Increase in Net Assets From Operations
Net investment income	$173,350	$393,023
Net realized gain (loss) on investments and foreign currencies	8,233,674	4,826,063
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	300,850	10,331,039
Net Increase in Net Assets Resulting from Operations	8,707,874	15,550,125
Distributions
From net investment income	(178,624)	(592,092)
Decrease in Net Assets Resulting from Distributions	(178,624)	(592,092)
Capital Share Transactions
Proceeds from shares sold	109,582	3,074,180
Proceeds from distributions reinvested	152,380	510,637
Entry/exit fees	30,085	68,673
Cost of shares redeemed	(11,924,014)	(23,081,785)
Net Decrease From Capital Share Transactions	(11,631,967)	(19,428,295)
Total Decrease in Net Assets	(3,102,717)	(4,470,262)
Net Assets
Beginning of period	113,429,470	117,899,732
End of period	$110,326,753	$113,429,470
Including distributions in excess of net investment income	$(2,401,108)	$(2,395,834)
Capital Share Transactions (in shares)
Shares sold	8,433	282,910
Shares reinvested	11,290	44,462
Shares redeemed	(878,903)	(1,997,804)
Net Decrease	(859,180)	(1,670,432)

See accompanying Notes to Financial Statements.

TIFF US Equity Fund
Statement of Cash Flows (unaudited)

Six Months Ended June 30, 2011
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets resulting from operations	$8,707,874
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(20,246,153)
Investments sold	30,036,521
(Purchase)/Sale of short term investments, net	2,918,875
Increase in deposits with brokers for futures	(1,595,000)
Decrease in dividends and tax reclaims receivable	5,899
Decrease in variation margin receivable on financial futures contracts	35,420
Decrease in accrued expenses and other liabilities	(26,017)
Decrease in investment advisory fees payable	(1,208)
Net realized (gain) loss from investments	(7,547,655)
Net change in unrealized (appreciation) depreciation on investments	(480,609)
Net cash provided by (used in) operating activities	11,807,947
Cash flows provided by (used in) financing activities
Proceeds from shares sold	109,857
Payment on shares redeemed	(11,894,204)
Cash distributions paid	(23,600)
Net cash provided by (used in) financing activities	(11,807,947)
Net increase (decrease) in cash	—
Cash at beginning of period	—
Cash at end of period	$—
Non cash financing activities not included herein consist of reinvestment of distributions of:	$152,380

See accompanying Notes to Financial Statements.

[This page intentionally left blank.]

TIFF Short-Term Fund
June 30, 2011
Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expense Paid During the Period* 1/1/11 – 6/30/11
1) Actual	$1,000.00	$1,001.00	$0.89
2) Hypothetical	$1,000.00	$1,023.90	$0.90
*	Expenses are equal to the fund’s annualized expense ratio of 0.18% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TIFF Short-Term Fund
June 30, 2011
Financial Highlights

	Six Months Ended 6/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06
For a share outstanding throughout each period
Net asset value, beginning of period	$9.90		$9.90		$9.89	$9.78	$9.74	$9.76
Income (loss) from investment operations
Net investment income (loss)	(0.00	)(a)	0.00	(a)	0.01	0.18	0.44	0.47
Net realized and unrealized gain (loss) on investments	0.01		0.00	(a)	0.01	0.11	0.04	(0.02)
Total from investment operations	0.01		0.00		0.02	0.29	0.48	0.45
Less distributions from
Net investment income	—		(0.00	)(a)	(0.01)	(0.18)	(0.44)	(0.47)
Net asset value, end of period	$9.91		$9.90		$9.90	$9.89	$9.78	$9.74
Total return (b)	0.10	%(c)	0.03%		0.24%	2.97%	5.03%	4.72%
Ratios/supplemental data
Net assets, end of period (000s)	$144,388		$208,986		$239,425	$219,820	$159,546	$99,244
Ratio of expenses to average net assets	0.18	%(d)	0.16%		0.17%	0.20%	0.21%	0.19%
Ratio of net investment income (loss) to average net assets	(0.02	)%(d)	0.01%		0.14%	1.75%	4.53%	4.64%
Portfolio turnover (e)	—		—		—	—	—	—

(a)	Rounds to less than $0.01.
(b)	Total return assumes dividend reinvestment.
(c)	Not annualized.
(d)	Annualized.
(e)	Because the fund holds primarily securities with maturities at the time of acquisition of one year or less, and such securities are excluded from the definition of portfolio turnover, the fund's portfolio turnover rate was 0% of the average value of its portfolio.

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund / Schedule of Investments (unaudited)
June 30, 2011

	Interest Rate	Maturity Date	Principal Amount	Value
Investments — 101.0% of net assets
Short-Term Investments — 101.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement issued on 06/30/11 (proceeds at maturity $2,946,869) (collateralized by a US Treasury Bill, due 07/21/11 with a principal value of $1,805,000 and a market value of $1,804,989 and a US Treasury Note, due 4/30/12 with a principal value of $1,195,000 and a market value of $1,204,916)
(Cost $2,946,868)	0.010%	07/01/11	$2,946,868	$2,946,868
US Treasury Bills — 99.0%
US Treasury Bill (a)		09/15/11	2,000,000	1,999,916
US Treasury Bill (a)		09/29/11	3,000,000	2,999,850
US Treasury Bill (a)		10/27/11	20,000,000	19,997,580
US Treasury Bill (a)		11/25/11	46,000,000	45,986,476
US Treasury Bill (a)		12/29/11	72,000,000	71,964,627
Total US Treasury Bills – 99.0% (Cost $142,934,624)				142,948,449
Total Short-Term Investments (Cost $145,881,492)				145,895,317
Total Investments – 101.0% (Cost $145,881,492)				145,895,317
Liabilities in Excess of Other Assets – (1.0%)				(1,506,915)
Net Assets – 100.0%				$144,388,402
(a)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

Summary Schedule of Investments

Short-Term Investments	101.0%
Total Investments	101.0%
Liabilities in Excess of Other Assets	(1.0%)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statement of Assets and Liabilities (unaudited)

June 30, 2011
Assets
Investments in securities, at value (cost: $142,934,624)	$142,948,449
Repurchase agreements (cost: $2,946,868)	2,946,868
Receivables:
Investment securities sold	28,998,337
Capital stock sold	2,869,421
Total Assets	177,763,075
Liabilities
Payables:
Investment securities purchased	20,989,464
Capital stock redeemed	12,326,186
Accrued expenses and other liabilities	55,227
Investment advisory fees	3,796
Total Liabilities	33,374,673
Net Assets	$144,388,402
Shares Outstanding (500,000,000 authorized shares, par value $0.001)	14,574,736
Net Asset Value Per Share	$9.91
Net Assets Consist of:
Capital stock	$144,672,979
Accumulated net investment loss	(14,819)
Accumulated net realized loss on investments	(283,583)
Net unrealized appreciation on investments	13,825
$144,388,402

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statement of Operations (unaudited)

Six Months Ended June 30, 2011
Investment Income
Interest	$157,209
Total Investment Income	157,209
Expenses
Investment advisory fees	28,073
Fund administration fees	77,154
Professional fees	29,783
Administrative fees	9,358
Chief compliance officer fees	4,283
Registration and filing fees	16,619
Insurance	2,207
Director fees	1,276
Miscellaneous fees and other	3,275
Total Expenses	172,028
Net Investment Loss	(14,819)
Net Realized Gain (Loss) from:
Investments	114,012
Net Realized Gain	114,012
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,106
Net Realized and Unrealized Gain on Investments	116,118
Net Increase in Net Assets Resulting from Operations	$101,299

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statements of Changes in Net Assets

	Six Months Ended 6/30/2011 (Unaudited)	Year Ended 12/31/2010
Increase in Net Assets From Operations
Net investment income (loss)	$(14,819)	$29,237
Net realized gain (loss) on investments	114,012	107,805
Net change in unrealized appreciation (depreciation) on investments	2,106	(825)
Net Increase in Net Assets Resulting from Operations	101,299	136,217
Distributions
From net investment income	—	(60,704)
Decrease in Net Assets Resulting from Distributions	—	(60,704)
Capital Share Transactions
Proceeds from shares sold	79,051,909	151,433,971
Proceeds from distributions reinvested	—	58,273
Cost of shares redeemed	(143,750,997)	(182,006,506)
Net Decrease From Capital Share Transactions	(64,699,088)	(30,514,262)
Total Decrease in Net Assets	(64,597,789)	(30,438,749)
Net Assets
Beginning of period	208,986,191	239,424,940
End of period	$144,388,402	$208,986,191
Including accumulated net investment income (loss)	$(14,819)	$—
Capital Share Transactions (in shares)
Shares sold	7,982,749	15,296,361
Shares reinvested	—	5,886
Shares redeemed	(14,512,239)	(18,384,496)
Net Decrease	(6,529,490)	(3,082,249)

See accompanying Notes to Financial Statements.

TIFF Short-Term Fund
Statement of Cash Flows (unaudited)

Six Months Ended June 30, 2011
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets resulting from operations	$101,299
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
(Purchase)/Sale of short term investments, net	55,140,220
Decrease in accrued expenses and other liabilities	(2,871)
Decrease in investment advisory fees payable	(1,473)
Net realized (gain) loss from investments	(114,012)
Net change in unrealized (appreciation) depreciation on investments	(2,106)
Net cash provided by (used in) operating activities	55,121,057
Cash flows provided by (used in) financing activities
Proceeds from shares sold	76,303,754
Payment on shares redeemed	(131,424,811)
Cash distributions paid	—
Net cash provided by (used in) financing activities	(55,121,057)
Net increase (decrease) in cash	—
Cash at beginning of period	—
Cash at end of period	$—

See accompanying Notes to Financial Statements.

Notes to Financial Statements (unaudited)
June 30, 2011

1.  Organization

TIFF Investment Program, Inc. (“TIP”) was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TIP consists of four mutual funds at present: TIFF Multi-Asset Fund (Multi-Asset Fund), TIFF International Equity Fund (International Equity Fund), TIFF US Equity Fund (US Equity Fund), and TIFF Short-Term Fund (Short-Term Fund), collectively referred to as the “funds.”

Investment Objectives

Fund	Investment Objectives
Multi-Asset	Attain a growing stream of current income and appreciation of principal that at least offset inflation.
International Equity	Attain appreciation of principal that at least offsets inflation.
US Equity	Attain a growing stream of current income and appreciation of principal that at least offset inflation.
Short-Term	Attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2.  Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (“NASDAQ”) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Over-the-counter (“OTC”) stocks not quoted on NASDAQ and foreign stocks that are traded over-the-counter are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and OTC options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

Certain funds employ a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which net asset values of the funds are determined. If the funds’ valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

Certain funds invest in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by the funds are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which the funds value their interests in private investment funds at “fair value.” If a private investment fund does not provide a value to a fund on a timely basis, the fund determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time the fund values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that a fund

Notes to Financial Statements (unaudited)
June 30, 2011

could reasonably expect to receive from the private investment fund if the fund’s interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that the fund believes is reliable.

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by TIP’s board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

Notes to Financial Statements (unaudited)
June 30, 2011

The following is a summary of the inputs used as of June 30, 2011 in valuing the funds’ investments carried at fair value:

Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$917,189,379	$803,266,391	$—	$1,720,455,770
Convertible Bonds	—	4,048,899	—	4,048,899
Subordinated Convertible Notes	—	162,417	—	162,417
Corporate Bonds	—	76,986,925	—	76,986,925
Asset-Backed Securities	—	23,064,700	—	23,064,700
Mortgage-Backed Securities	—	72,249,680	—	72,249,680
Bank Loans	—	1,273,341	—	1,273,341
US Treasury Notes/Bonds	603,692,093	—	—	603,692,093
Exchange-Traded Funds and Mutual Funds	103,620,499	—	—	103,620,499
Private Investment Funds	—	—	543,495,632	543,495,632
Preferred Stocks	5,558,705	3,529,950	—	9,088,655
Warrants	—	1,962,676	—	1,962,676
Short-Term Investments	1,293,431,505	—	—	1,293,431,505
Total Investments in Securities	2,923,492,181	986,544,979	543,495,632	4,453,532,792
Financial Futures Contracts – Interest Rate Risk	92,112	—	—	92,112
Financial Futures Contracts – Foreign Currency Risk	647,891	—	—	647,891
Financial Futures Contracts – Equity Risk	4,052,029	—	—	4,052,029
Swap Contracts – Equity Risk	—	3,059,692	—	3,059,692
Total Other Financial Instruments	4,792,032	3,059,692	—	7,851,724
Total Assets	$2,928,284,213	$989,604,671	$543,495,632	$4,461,384,516

Liabilities
Common Stocks Sold Short*	$(52,476,051)	$(1,917,143)	$—	$(54,393,194)
Total Securities Sold Short	(52,476,051)	(1,917,143)	—	(54,393,194)
Financial Futures Contracts – Interest Rate Risk	(843,031)	—	—	(843,031)
Financial Futures Contracts – Foreign Currency Risk	(1,168,185)	—	—	(1,168,185)
Financial Futures Contracts – Equity Risk	(228,392)	—	—	(228,392)
Forward Currency Contracts – Foreign Currency Risk	(54,548)	—	—	(54,548)
Swap Contracts – Equity Risk	—	(1,837,199)	—	(1,837,199)
Total Other Financial Instruments	(2,294,156)	(1,837,199)	—	(4,131,355)
Total Liabilities	$(54,770,207)	$(3,754,342)	$—	$(58,524,549)
*	Securities categorized as Level 2 include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.

Notes to Financial Statements (unaudited)
June 30, 2011

International Equity Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$12,957,886	$144,534,586	$—	$157,492,472
Private Investment Funds	—	—	26,484,718	26,484,718
Preferred Stocks	—	1,511,532	—	1,511,532
Warrants	—	712	—	712
Short-Term Investments	16,769,447	—	—	16,769,447
Total Investments in Securities	29,727,333	146,046,830	26,484,718	202,258,881
Financial Futures Contracts – Foreign Currency Risk	150,028	—	—	150,028
Financial Futures Contracts – Equity Risk	675,401	—	—	675,401
Swap Contracts – Equity Risk	—	298,969	—	298,969
Total Other Financial Instruments	825,429	298,969	—	1,124,398
Total Assets	$30,552,762	$146,345,799	$26,484,718	$203,383,279

Liabilities
Financial Futures Contracts – Foreign Currency Risk	$(25,895)	$—	$—	$(25,895)
Forward Currency Contracts – Foreign Currency Risk	(15,315)	—	—	(15,315)
Swap Contracts – Equity Risk	—	(327,319)	—	(327,319)
Total Other Financial Instruments	(41,210)	(327,319)	—	(368,529)
Total Liabilities	$(41,210)	$(327,319)	$—	$(368,529)
*	Securities categorized as Level 2 include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.

US Equity Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$82,895,440	$334	$—	$82,895,774
Private Investment Funds	—	—	20,408,043	20,408,043
Short-Term Investments	5,400,547	—	—	5,400,547
Total Investments in Securities	88,295,987	334	20,408,043	108,704,364
Financial Futures Contracts – Equity Risk	1,058,179	—	—	1,058,179
Total Other Financial Instruments	1,058,179	—	—	1,058,179
Total Assets	$89,354,166	$334	$20,408,043	$109,762,543

Liabilities
Financial Futures Contracts – Equity Risk	$(1,067,593)	$—	$—	$(1,067,593)
Total Other Financial Instruments	(1,067,593)	—	—	(1,067,593)
Total Liabilities	$(1,067,593)	$—	$—	$(1,067,593)

Short-Term Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
	$145,895,317	$—	$—	$145,895,317
Total Investments in Securities	145,895,317	—	—	145,895,317
Total Assets	$145,895,317	$—	$—	$145,895,317

Notes to Financial Statements (unaudited)
June 30, 2011

The funds recognize transfers into and transfers out of the valuation levels at the beginning of the reporting period. The funds had no significant transfers in or out of Level 1 and Level 2 of the fair value hierarchy during the period ended June 30, 2011.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Multi-Asset Fund

Investments in Securities	Balance as of December 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of June 30, 2011	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 6/30/11 for the period ended 6/30/11
Common Stocks*	$—	$—	$(141,738)	$141,689	$—	$—	$49**	$—	$—	$(49)
Private Investment Funds	498,091,196	—	—	5,404,436	46,000,903	(6,000,903)	—	—	543,495,632	5,404,436
Corporate Bonds*	—	40,708	—	(40,708)	—	—	—	—	—	(40,708)
Total	$498,091,196	$40,708	$(141,738)	$5,505,417	$46,000,903	$(6,000,903)	$49**	$—	$543,495,632	$5,363,679
*	There are Common Stocks and Corporate Bonds categorized as Level 3 that have a market value of zero.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

International Equity Fund

Investments in Securities	Balance as of December 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of June 30, 2011	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 6/30/11 for the period ended 6/30/11
Common Stocks*	$—	$(36,596)	$36,596	$—	$—	$—	$—	$—	$—
Private Investment Funds	27,799,306	—	(1,314,588)	—	—	—	—	26,484,718	(1,314,588)
Total	$27,799,306	$(36,596)	$(1,277,992)	$—	$—	$—	$—	$26,484,718	$(1,314,588)
*	There are Common Stocks categorized as Level 3 that have a market value of zero.

US Equity Fund

Investments in Securities	Balance as of December 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of June 30, 2011	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 6/30/11 for the period ended 6/30/11
Private Investment Funds	$18,955,808	$—	$1,452,235	$—	$—	$—	$—	$20,408,043	$1,452,235

Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed) for financial reporting purposes. Interest income and expenses are recorded on an accrual basis. The funds accrete discounts or amortize premiums using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. The funds recognize paydown gains and losses for such securities and reflect them in investment income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the funds, using reasonable diligence, become aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The funds use the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

Notes to Financial Statements (unaudited)
June 30, 2011

Income Taxes

There is no provision for federal income or excise tax since each fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute substantially all of its taxable income. The funds may be subject to foreign taxes on income, gains on investments, or currency repatriation. The funds accrue such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned and gains are recognized.

The funds evaluate tax positions taken or expected to be taken in the course of preparing the funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2007 – December 31, 2010), and has concluded that no provision for federal income tax is required in the funds’ financial statements.

Expenses

Expenses directly attributable to a fund are charged to that fund’s operations; expenses that are applicable to all funds are allocated among them based on their relative average daily net assets.

Dividends to Members

It is the policy of each fund to declare dividends according to the following schedule:

Fund	Dividends from Net Investment Income	Capital Gains Distributions
Multi-Asset	Quarterly	Annually
International Equity	Semi-annually	Annually
US Equity	Quarterly	Annually
Short-Term	Monthly	Annually

The Multi-Asset Fund has adopted a managed distribution policy that aims, on a best efforts basis, to distribute approximately 5% of its net assets in the form of dividends and distributions each year. Pursuant to this policy, the fund may make distributions that are ultimately characterized as return of capital.

Dividends from net short-term capital gains and net long-term capital gains of each fund, if any, are normally declared and paid in December, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the funds are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis;

(i)	the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated into US dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date.
(ii)	purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net unrealized foreign currency gain or loss is included in the Statement of Operations.

The funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the funds do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign-currency denominated debt obligations pursuant to US federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Notes to Financial Statements (unaudited)
June 30, 2011

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the fund.

3.  Derivatives and Other Financial Instruments (applicable to Multi-Asset, International Equity, and US Equity Funds)

The funds employ derivative strategies, such as futures, options on futures, buying options, and swaps (including total return and credit default swaps). Derivatives are used for “hedging” when TIFF Advisory Services, Inc. (“TAS”) or a money manager seeks to protect a fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of a fund’s portfolio investments and/or for purposes of total return. However derivatives are used, their successful use is not assured and will depend upon TAS or the money manager’s ability to predict and understand relevant market movements. See the Schedules of Investments for quantitative disclosures.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts, options on futures contracts, and swaps, expose a fund to an obligation to another party and may give rise to a form of leverage. It is each fund’s policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, a fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (“covered”) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When a fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The funds will monitor the amount of these segregated assets on a daily basis and no fund will enter into additional transactions that would require the segregations of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

Financial Futures Contracts

During the six-month period ended June 30, 2011, US Equity Fund accessed both long and short exposure to US markets via futures contracts on equity indices. During the same period, Multi-Asset Fund and International Equity Fund accessed both long and short exposure to world markets (ex-US for International Equity Fund) via futures contracts on equity indices. Multi-Asset Fund and International Equity Fund also accessed exposure to world markets (long exposure for Multi-Asset Fund and both long and short ex-US exposure for International Equity Fund) via futures contracts on foreign currencies. Additionally, Multi-Asset Fund used interest rate-related futures contracts to reduce the duration of its portfolio.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (“initial margin”). An outstanding futures contract is valued daily, and the payment in cash of “variation margin” will be required, a process known as “marking to the market.” Each day the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations the exchanges guarantee performance of the contracts as between the clearing members of

Notes to Financial Statements (unaudited)
June 30, 2011

the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (as applicable).

Swap Contracts

During the six-month period ended June 30, 2011, Multi-Asset Fund used total return swap contracts to increase its exposure to emerging markets and reduce its exposure to global energy stocks. During the same period, International Equity Fund used total return swap contracts to increase its exposure to markets outside the US, including, notably, emerging markets. Rather than incurring the costs associated with reallocating fund assets to or away from money managers or purchasing additional equity securities, the use of total return swap contracts allowed TAS to strategically position the funds’ exposures relative to their respective benchmarks, while maintaining cash liquidity buffers. In addition, Multi-Asset Fund purchased protection via credit default swap contracts to reduce the fund’s overall credit exposure.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. Each fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. If the counterparty is obligated to pay the net amount to the fund, the fund is exposed to credit risk in the event of non-performance by the counterparty. If the fund is obligated to pay the net amount, the fund’s risk of loss is that net amount.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures.

Equity or Total Return Swaps.  An equity swap or total return swap is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. Similarly, such payments may be based on the performance of an index. In return the other party makes payments, typically at a spread to a floating rate, calculated based on the notional amount.

Credit Default Swaps.  As a “buyer” of protection under a credit default swap agreement, the fund is obligated to pay the “seller” of protection a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. Each party is subject to the risk that the other party to the agreement will not meet its obligations, if and when due.

Options

During the six-month period ended June 30, 2011, Multi-Asset Fund used options contracts to gain exposure to an Egyptian equity security without investing directly through the local securities market.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that a fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national

Notes to Financial Statements (unaudited)
June 30, 2011

securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, a fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, a fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, a fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

Forward Currency Contracts

During the six-month period ended June 30, 2011, Multi-Asset Fund and International Equity Fund entered into forward currency contracts to manage the foreign currency exchange risk to which they are subject in the normal course of pursuing their international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss. A fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the funds are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

Multi-Asset Fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In “short selling,” Multi-Asset Fund sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Interest Only Securities

Multi-Asset Fund invests in interest only securities (IOs), which entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. With respect to mortgage-backed IOs, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Notes to Financial Statements (unaudited)
June 30, 2011

Bank Loans

Multi-Asset Fund invests in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement.

4.  Investment Advisory Agreement, Money Manager Agreements, and Other Transactions with Affiliates

TIP’s board of directors has approved investment advisory agreements with TAS. Each fund pays TAS a monthly fee calculated by applying the annual rates set forth below to such fund’s average daily net assets for the month:

Assets	Multi-Asset Fund (a)		International Equity Fund	US Equity Fund	Short-Term Fund
	Prior to June 1, 2011	Effective June 1, 2011
On the first $500 million	0.20%	0.25%	0.15%	0.15%	0.03%
On the next $500 million	0.18%	0.25%	0.13%	0.13%	0.03%
On the next $500 million	0.15%	0.23%	0.11%	0.11%	0.02%
On the next $500 million	0.13%	0.23%	0.09%	0.09%	0.02%
On the next $500 million	0.11%	0.20%	0.07%	0.07%	0.01%
On the next $500 million	0.09%	0.20%	0.05%	0.05%	0.01%
On the remainder (> $3 billion)	0.09%	0.18%	0.05%	0.05%	0.01%
(a)	Effective June 1, 2011, the advisory fee paid by Multi-Asset Fund increased as disclosed in the table above. For further information, see the section of this report entitled Approval of the Amended and Restated Advisory Agreement.

TIP’s board of directors has approved money manager agreements with each of the money managers. Certain money managers will receive annual management fees equal to a stated percentage of the value of fund assets under management that is adjusted upward or downward, usually proportionately, to reflect actual investment performance over the applicable time period relative to a chosen benchmark rate of return or is otherwise based on performance of the money manager’s portfolio. Other money managers will receive management fees equal to a specified percentage per annum of the assets under management with a single rate or on a descending scale. Money managers who provide services to the funds and their fees as a percent of assets managed during the six months ended June 30, 2011 were as follows:

	Minimum	Maximum	Effective Fee Rate
Multi-Asset Fund
Aronson + Johnson + Ortiz LP (a)	0.10%	0.80%	0.09%
Brookfield Investment Management Inc. (a) (b)	0.50%	2.50%	0.96%
Marathon Asset Management, LLP (a) (c)	0.15%	—	1.18%
Mission Value Partners, LLC (a) (d)	0.25%	2.00%	1.78%
Mondrian Investment Partners Limited (d)	0.30%	0.43%	0.32%
Shapiro Capital Management LLC (a)	0.50%	0.95%	0.44%
Smith Breeden Associates, Inc. (a)	0.10%	0.85%	0.59%
Southeastern Asset Management, Inc. (d)	1.00%	1.00%	1.00%
Wellington Management Company, LLP-High Yield (d)	0.35%	0.45%	0.43%
Wellington Management Company, LLP-Natural Resources (d)	0.35%	0.45%	0.39%
Westport Asset Management, Inc. (a)	0.15%	2.00%	0.37%

Notes to Financial Statements (unaudited)
June 30, 2011

	Minimum	Maximum	Effective Fee Rate
International Equity Fund
Marathon Asset Management, LLP (a)	0.15%	1.60%	0.85%
Mission Value Partners, LLC (a) (d)	0.25%	2.00%	1.93%
Mondrian Investment Partners Limited (d)	0.33%	0.55%	0.50%
US Equity Fund
Aronson + Johnson + Ortiz LP (a)	0.10%	0.80%	0.10%
Shapiro Capital Management LLC (a)	0.50%	0.95%	0.59%
Westport Asset Management, Inc. (a)	0.15%	2.00%	0.16%
(a)	Money manager receives a fee that includes a performance component. The effective fee may fall outside of the minimum and maximum range, because performance fees are based on either assets or performance from a period prior to when they are accrued.
(b)	Brookfield Investment Management Inc. (“BIM”) has entered into a sub-advisory agreement with AMP Capital Brookfield (US), LLC (“ACB US”) for the provision of certain services related to Multi-Asset Fund. BIM pays ACB US two-thirds of all fees BIM receives from Multi-Asset Fund.
(c)	With respect to fund assets managed prior to October 31, 2008, Marathon’s fee is based on performance. Its fee formula with respect to such assets entails a floor of 15 basis points, a cap of 160 basis points, with the midpoint or “fulcrum fee” being 88 basis points. With respect to assets allocated to Marathon on or after October 31, 2008, which represented approximately one-third of the fund assets allocated to Marathon as of the end of the period, Marathon’s compensation entails an asset-based fee of 0.35% per year and a performance fee, pursuant to which Marathon will receive 20% of the amount by which the annualized return generated by the portfolio exceeds that of the MSCI ACW Index, measured over a rolling sixty-month period, multiplied by the average daily net asset value of such assets over the same sixty-month period.
(d)	Money manager receives a fee that is based in whole or in part on assets under management, irrespective of performance. For money managers whose fees are based solely on assets under management, the minimum and maximum reflect the last level and the first level, respectively, of the asset-based fee on a fee schedule that includes breakpoints. For Mission Value Partners, whose fee also includes a performance component, the minimum reflects the last level of the asset based fee on a fee schedule that includes breakpoints (the first level on such fee schedule is 1.00%) and the maximum reflects the impact of the performance component of the fee schedule.

With respect to the funds’ investments in other registered investment companies, private investment funds, exchange-traded funds, and other acquired funds, the funds bear their ratable share of each such entity’s expenses and would also be subject to their share of the management and performance fees, if any, charged by such entity. The funds’ share of management and performance fees charged by such entities is in addition to fees paid by the respective fund to TAS and money managers.

TIP has designated an employee of TAS as its Chief Compliance Officer (“CCO”). For these services to TIP, which include the monitoring of TIP’s compliance program pursuant to Rule 38a-1 under the 1940 Act, TIP reimburses TAS. Each fund pays a pro rata portion of such costs based on its share of TIP’s net assets.

Pursuant to a series of agreements, State Street Bank and Trust Company (“State Street”) earns a fee for providing core fund administration, fund accounting, domestic custody, and transfer agent services. Fees paid for non-core services rendered by State Street include, but are not limited to, foreign custody and transactional fees, which are based upon assets of TIP and/or on transactions entered into by TIP during the period, and out-of-pocket expenses. Fees for such services paid to State Street by TIP are reflected as fund administration fees on the Statement of Operations.

TAS provides certain administrative services to TIP under a Services Agreement. For these services, each fund pays a monthly fee calculated by applying the following annual rates to such fund’s average daily net assets for the month: 0.02% for Multi-Asset, International Equity, and US Equity Funds, respectively, and 0.01% for Short-Term Fund. Fees for such services paid to TAS by TIP are reflected as administrative fees on the Statement of Operations.

Notes to Financial Statements (unaudited)
June 30, 2011

5.  Investment Transactions

Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the six months ended June 30, 2011 were as follows:

Non-US Government Securities
Fund	Purchases	Sales
Multi-Asset	$596,642,064	$522,588,050
International Equity	15,106,142	23,024,429
US Equity	20,854,019	30,417,442

US Government Securities
Fund	Purchases	Sales
Multi-Asset	$95,836,517	$93,115,465

6.  Federal Tax Information

For federal income tax purposes, the cost of investments owned at June 30, 2011, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation (depreciation) and the net unrealized appreciation (depreciation) on investment securities, other than proceeds from securities sold short, at June 30, 2011, for each fund are as follows:

Fund	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
Multi-Asset	$612,448,794	$(301,070,259)	$311,378,535	$4,142,154,257
International Equity	38,517,708	(23,880,812)	14,636,896	187,621,985
US Equity	29,741,188	(10,499,516)	19,241,672	89,462,692
Short-Term	13,825	—	13,825	145,881,492

The difference between the tax cost of investments and the cost of investments for U.S. GAAP purposes is primarily due to the tax treatment of wash sale losses, income/losses from underlying partnerships, distributions from real estate investment trusts, and mark-to-market of investments in passive foreign investment companies.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2011.

Notes to Financial Statements (unaudited)
June 30, 2011

7.  Repurchase and Reverse Repurchase Agreements

Each fund may enter into repurchase agreements under which a member bank of the Federal Reserve System or a securities firm that is a primary or reporting dealer in US government securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a member bank of the Federal Reserve System or a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Open reverse repurchase agreements at June 30, 2011 were as follows:

Description	Face Value
Multi-Asset Fund
JP Morgan Chase & Co., 0.20%, dated 06/28/2011, to be repurchased on 07/05/2011 at $106,742,401	$106,738,250

For the six-month period ended June 30, 2011, the average balance outstanding was $110,771,013 and the average interest rate was 0.25%.

Each fund will engage in repurchase and reverse repurchase transactions with parties approved by TAS or the relevant money manager on the basis of such party’s creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. In connection with reverse repurchase agreements, the funds establish segregated accounts with their custodian in which the funds maintain cash, US government securities, or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligation. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

8.  Capital Share Transactions

The funds may charge entry or exit (redemption) fees on subscriptions or redemptions, respectively. While there are no sales commissions (loads) or 12b-1 fees, Multi-Asset Fund assesses entry and exit fees of 0.50% of capital invested or redeemed; International Equity Fund assesses entry and exit fees of 0.75%; and US Equity Fund assesses entry and exit fees of 0.25%. These fees, which are paid to the funds directly, not to TAS or other vendors supplying services to the funds, are designed to allocate transaction costs associated with purchases and redemptions of a fund’s shares to the members actually making such transactions, rather than the funds’ other members. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at TAS’s discretion when the purchase or redemption will not result in significant transaction costs for the affected fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the funds and included in proceeds from shares sold or deducted from distributions for redemptions.

9.  Delayed Delivery Transactions

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify these securities in their records as segregated with a value at least equal to the amount of the purchase commitment.

Multi-Asset Fund enters into “TBA” (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds’ other assets. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the fund may dispose of a commitment prior to settlement if the respective money manager deems it appropriate to do so.

Notes to Financial Statements (unaudited)
June 30, 2011

Multi-Asset Fund enters into TBA sale commitments to hedge the portfolio or to sell mortgage-backed securities the fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as “cover” for the transaction.

TBA commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments in Note 2. The contracts are marked to market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

10.  Concentration of Risks

The funds may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. A fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

Multi-Asset, International Equity, and US Equity Funds invest in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

Multi-Asset Fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the respective fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

Multi-Asset, International Equity, and US Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

Multi-Asset Fund invests in asset-backed and mortgage-backed securities. These investments may involve credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic conditions.

11.  Fundamental Members

The schedule below shows the number of members each owning 25% or more of a fund and the total percentage of the fund held by such members as of June 30, 2011.

Fund	Number		% of Fund Held
International Equity	1	(a)	54
US Equity	1		29
(a)	A Director of the Fund serves as an officer of this member.

From time to time, a fund may have members that hold significant portions of the respective fund’s outstanding shares. Investment activities of such members could have a material impact on those funds.

12.  Indemnifications

In the normal course of business, the funds enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

13.  Subsequent Events

The TIP Board of directors has approved a proposal intended to result in the complete liquidation of International Equity Fund and US Equity Fund. Work related to this matter is ongoing.

Additional Information (unaudited)
June 30, 2011

Proxy Voting Policy and Voting Record

A description of the policies and procedures that TIP uses to determine how to vote proxies relating to portfolio securities is available on TIFF’s website at http://www.tiff.org and without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available on the websites noted above and without charge, upon request, by calling 800-984-0084.

Quarterly Reporting

TIP files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. TIP’s Form N-Q is available without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission at http://www.sec.gov. TIP’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition TIP’s portfolio holdings are available on a monthly basis on the TIFF website at http://www.tiff.org.

Member Meeting

A special meeting of members of the Multi-Asset Fund was held on May 23, 2011. At the meeting, the following matter was voted on and approved by the members. The results of the special meeting of members are noted below.

Proposal 1

Approve an Amended and Restated Advisory Agreement between TIFF Investment Program, Inc., on behalf of Multi-Asset Fund, and TIFF Advisory Services, Inc.

Number of Votes* Voted:

For	Against	Abstain	Broker Non-Votes
2,542,131,905.31	180,582,568.66	7,707,499.49	0
*	Members of Multi-Asset Fund were entitled to one vote for each dollar, and a proportionate fraction of a vote for each fraction of a dollar, of the net asset value per share of each share of common stock of the Fund.

Approval of the Amended and Restated Advisory Agreement (unaudited)
June 30, 2011

During an in-person meeting held on March 21, 2011, the board of directors of TIP, all of whom are not “interested persons” of TIP (the “Board” or “directors”), as that term is defined in the Investment Company Act of 1940 (the “1940 Act”), evaluated and approved an amended and restated investment advisory agreement between TIFF Multi-Asset Fund (“Multi-Asset Fund” or the “Fund”) and TIFF Advisory Services, Inc. (“TAS”), the advisor to the fund (the “New Advisory Agreement”), effective June 1, 2011, subject to approval by Multi-Asset Fund members. The New Advisory Agreement, which was approved by Multi-Asset Fund members at a meeting held on May 23, 2011, provided for an increase in the advisory fee paid by Multi-Asset Fund to TAS for its services.

The Board requested and received information from TAS in advance of the meeting, which information the Board reviewed separately in executive session with its independent counsel. The materials provided included information regarding personnel and services, investment strategies, portfolio management, fees and expenses, performance, and TAS’s profitability. Information about brokerage and commission practices was also supplied, including allocation methodologies, best execution, and soft dollar programs. Extensive information with respect to compliance, administration, and risk management was supplied, such as information on TAS’s compliance programs, including its code of ethics and business continuity procedures, as well as information concerning any material violations of such programs, chief compliance officer background, disclosure about regulatory examinations or other inquiries, and confirmation that there were no litigation proceedings affecting TAS.

In addition, the Board considered (1) a memorandum from the Board’s independent counsel setting forth the Board’s fiduciary duties and responsibilities under the 1940 Act and the factors the Board should consider in its evaluation of the New Advisory Agreement; (2) a memorandum from TAS requesting that the Board consider the fee increase and describing TAS’s reasons for the request; (3) responses by TAS to a questionnaire prepared by the Board’s independent counsel requesting information necessary for the Board to evaluate the New Advisory Agreement; (4) two reports prepared by Keil Fiduciary Strategies (“KFS”), a firm that had been retained by the TIP Board to assist it in its evaluation of the proposed fee increase; (5) a profile for TAS detailing the lead portfolio manager for Multi-Asset Fund, the current and proposed fee schedules, and the fees paid to TAS and expected to be paid to TAS under the current and proposed fee schedules, respectively; (6) information provided by TAS comparing the fees charged to Multi-Asset Fund with those charged to comparable clients of TAS; (7) an estimated cost allocation of actual 2010 expenses prepared by TAS, and other information relevant to the Board’s evaluation of the reasonability of the proposed fee schedule and its expected impact on TAS’s profitability, including audited financial statements of TAS for the year ended December 31, 2009, a profit and loss summary for the year ended December 31, 2010, and TAS’s unaudited balance sheet as of December 31, 2010.

The Board was joined telephonically for a portion of its executive session by Jeff Keil, principal of KFS, who commented on the written reports KFS had provided to the Board in advance of the meeting. In addition, at the request of the Board, certain members of TAS management joined a portion of the executive session to enable the Board to ask questions and request additional information from TAS, after which TAS management was excused from the executive session. In its deliberations with respect to the proposed fee schedule and the New Advisory Agreement, the Board was advised by its independent legal counsel and weighed the matters before it in light of the advice provided by such counsel as to the law applicable to the review of investment advisory contracts. After consideration of the proposal and all factors deemed relevant, the Board concluded that the New Advisory Agreement was reasonable, fair, and in the best interests of Multi-Asset Fund and its members, and that the fees provided in the New Advisory Agreement were fair and reasonable. Therefore, the Board voted to approve the New Advisory Agreement for Multi-Asset Fund, to submit the New Advisory Agreement to Multi-Asset Fund’s members for approval, and to recommend that Multi-Asset Fund’s members vote in favor of the proposal.

The Board based its evaluation of the New Advisory Agreement and the proposed fee schedule on the material factors presented to it at the meeting, including (1) the terms of the New Advisory Agreement; (2) the reasonableness of the proposed fee schedule in light of the nature and quality of the services provided and any additional benefits received by TAS in connection with providing services to the Fund; (3) the nature, quality, and extent of the services performed by TAS, as well as the cost to TAS of providing the services; (4) the fees charged by TAS to Multi-Asset Fund and other similar clients; and (5) the overall organization and experience of TAS. In reaching its conclusion to approve the New Advisory Agreement, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward past and future long-term considerations.

Approval of the Amended and Restated Advisory Agreement (unaudited)
June 30, 2011

Nature, Extent, and Quality of Services

The Board considered a number of factors in evaluating TAS. It noted that it receives information at regular meetings throughout the year related to the services rendered by TAS, as well as Multi-Asset Fund’s performance, expense, and compliance information. It also noted that it receives information between regular meetings as the need arises. The Board’s evaluation of the services provided by TAS took into account the Board’s knowledge and familiarity gained as Board members, including the scope and quality of TAS’s investment management capabilities in selecting money managers, allocating Multi-Asset Fund’s assets across asset classes and managers, managing certain types of assets in-house (e.g., Treasuries, futures contracts, and derivatives), and its compliance responsibilities. The Board noted that, over time, TAS expected to add investment personnel to the team that manages and supports the Fund. The Board also noted the nature and quality of services that TAS provides pursuant to a separate Services Agreement, for which TAS is separately compensated. The Board concluded that, overall, it was satisfied with the nature, extent, and quality of services provided under the existing investment advisory agreement for Multi-Asset Fund and the Services Agreement, noting that the same or a similar level of services was expected to be provided under the New Advisory Agreement.

Investment Performance of the Fund

The Board reviewed Multi-Asset Fund’s investment performance versus its benchmarks, including the Consumer Price Index (“CPI”) + 5% per annum; the Multi-Asset Fund Constructed Index (“CI”), based on the normal allocation to each asset class; and the Morgan Stanley Capital International All Country World Index, for the one-year, three-year, five-year, ten-year, and since inception periods ended December 31, 2010. The Fund’s average annualized total returns (before the deduction of entry and exit fees levied on member purchases and redemptions) exceeded those of the benchmarks for all periods, except the three-year period. The Board also reviewed Multi-Asset Fund’s investment performance versus the average of the funds in Lipper Inc.’s Global Flexible Portfolio category for the one-year, three-year, five-year, and ten-year periods ended December 31, 2010, noting that the Fund’s returns exceeded those of the Lipper peer group for each of the time periods reviewed. The Board also considered Multi-Asset Fund’s performance relative to certain other multi-asset or asset allocation mutual funds selected by TAS over various time periods. Multi-Asset Fund’s performance compared favorably to such other funds, although it did not outperform every fund for every time period reviewed. The Board noted that KFS commented favorably on Multi-Asset Fund’s performance. The Board also noted TAS’s implementation of the Fund’s investment strategy across multiple asset classes and money managers. Overall, the Board was satisfied with Multi-Asset Fund’s performance.

Costs and Profitability

The Board considered the profitability of TAS as a result of its relationship with Multi-Asset Fund and the likelihood that it would remain financially viable moving forward. The Board reviewed the advisory fees TAS earned from Multi-Asset Fund for the fiscal year ended December 31, 2010, which, based on the estimated cost allocations provided by TAS for the same time period, were not sufficient to cover TAS’s costs in providing services to the Fund. The Board also reviewed the advisory fees TAS would have earned from Multi-Asset Fund had the proposed fee schedule been in effect during 2010, including the amount of an increase this represented as a percentage of the current fee schedule and in basis points. The Board considered the fees TAS received from Multi-Asset Fund pursuant to the Services Agreement for the fiscal year ended December 31, 2010, and noted that the Fund reimburses TAS for certain costs related to TIP’s Chief Compliance Officer. Based on TAS’s estimated cost allocations, the increased revenues under the proposed fee schedule, together with the fees earned under the Services Agreement, would have allowed TAS to approximately break even, and as Multi-Asset Fund’s assets grow, will provide the modest operating reserve that TAS seeks. The Board also noted that TAS bears the cost of the Fund’s distribution arrangements and that the amounts expended for such arrangements for the fiscal year ended December 31, 2010 had been reported in the materials provided to the Board. The Board was satisfied with TAS’s profitability analysis and concluded that the proposed fee schedule was fair and reasonable. KFS’s report supported this conclusion.

The Board noted that it was separately being asked by TAS to consider a proposed reorganization of two other TIP funds which, if approved and completed, would result in those other funds being combined with and into Multi-Asset Fund. A second report prepared by KFS analyzed the profitability of Multi-Asset Fund to TAS on a pro forma basis assuming the implementation of the proposed fee schedule and the consolidation of such other funds into the Fund. Mr. Keil reviewed his report with the Board during the executive session and, at the request of the Board, TAS management commented on the report. There were a number of assumptions that were required to be made by KFS to prepare the analysis and, overall, the results of the analysis did not alter the Board’s conclusion that the proposed fee schedule was fair and reasonable.

Approval of the Amended and Restated Advisory Agreement (unaudited)
June 30, 2011

Fees and Expenses (including Potential Economies of Scale)

The Board reviewed TAS’s advisory fee and Multi-Asset Fund’s fees and expenses for the year ended December 31, 2010, and on a pro forma basis considering the effects of the proposed fee schedule. In its report, KFS compared such fees and expenses to those of a projected 2011 Lipper Inc. peer expense group for Multi-Asset Fund. The KFS report revealed that Multi-Asset Fund’s total expense ratio using the current fee schedule and excluding the expenses associated with acquired funds was the lowest in the projected 2011 expense group, consisting of seven funds. Using the proposed fee schedule, Multi-Asset Fund’s total expense ratio would have been higher than the expense ratios of two of the funds in the projected expense group and lower than the expense ratios of four of the funds in the projected expense group. In each case, Multi-Asset Fund’s expense ratio was below the average expense ratio for the projected expense group. The KFS report noted that none of the other funds in the projected expense group makes significant use of acquired funds, such as hedge funds, and when considering the effect of the acquired funds’ fees and expenses, Multi-Asset Fund’s total expense ratio appeared to be higher than that of all of the funds in the projected expense group. The Board noted the acquired funds’ contributions to Multi-Asset Fund’s investment performance and also the fact that most of the acquired funds had performance based fee schedules, so the acquired funds’ fees and expenses would tend to be higher when performance of such funds was good and lower when performance lagged.

The Board also considered TAS’s advisory fee and Multi-Asset Fund’s fees and expenses relative to certain other multi-asset or asset allocation funds selected by TAS. Both TAS and the KFS report noted the limited usefulness of such data due to the differences in investment strategies and techniques pursued by such other funds as well as differences in fund structures. Multi-Asset Fund’s advisory fees, including TAS’s fees and those of the money managers but not the advisory fees that Multi-Asset Fund bears indirectly as a result of its investments in acquired funds, were lower than four of the funds in the group and higher than four of the funds in the group; and Multi-Asset Fund’s total expense ratio was higher than all of the other funds in the group. It was noted that none of the other funds in the group made extensive use of hedge funds in its acquired funds bucket, as Multi-Asset Fund does, and that, unlike the Fund, many of the other funds in the group made extensive use of affiliated funds in their acquired funds buckets. Both of these factors would tend to result in Multi-Asset Fund having a higher expense ratio than the other funds.

The KFS report also included a comparison of Multi-Asset Fund’s advisory fees to a group of manager-of-managers funds culled from Lipper Inc.’s database. Noting the structural differences between Multi-Asset Fund and such other funds, the KFS report indicated that Multi-Asset Fund generally compared favorably to such other funds.

The Board also considered the advisory fees paid by another non-mutual fund client of TAS that had a similar investment program to that of Multi-Asset Fund, noting that the proposed fee schedule compared favorably to the fee schedule between TAS and such other client.

TAS’s current fee schedule and the proposed fee schedule include breakpoints that enable Multi-Asset Fund to benefit from economies of scale at the Fund’s current asset levels. The Board noted that the proposed fee schedule has fewer breakpoints and that the breaks occur at higher asset levels than the current fee schedule, but that Multi-Asset Fund’s assets were at a level that the Fund would enjoy the benefits of economies of scale under both fee schedules. The Board questioned TAS management during the executive session about the rationale behind the change in the breakpoints and was satisfied with TAS management’s response. The Board and TAS management undertook to review and consider from time to time whether Multi-Asset Fund continued to benefit from economies of scale should the Fund’s assets continue to grow. The Board concluded that Multi-Asset Fund’s advisory fees and total expenses, including those that reflected the proposed fee schedule, were reasonable in light of the quality and nature of services provided and expected to be provided under the New Advisory Agreement.

Approval of the Advisory Agreements and Money Manager Agreements (unaudited)
June 30, 2011

During an in-person meeting held on June 15-16, 2011, the directors evaluated the renewal of the investment advisory agreements between each of the TIP funds and TAS, including the agreement between Multi-Asset Fund and TAS described above, as well as the money manager agreements between each of Multi-Asset Fund, International Equity Fund, and US Equity Fund and the money managers (as sub-advisors), and the sub-advisory agreement between Brookfield Investment Management Inc. (one of Multi-Asset Fund’s money managers) and its affiliate, AMP Capital Brookfield (US) LLC. The investment advisory agreements, the money manager agreements, and the sub-advisory agreement are collectively referred to herein as “advisory agreements” and Multi-Asset Fund, International Equity Fund, US Equity Fund, and Short-Term Fund may be referred to individually as a “Fund” and collectively as the “Funds.”

The Board requested and received information from TAS and the money managers in advance of the meeting, which the directors reviewed separately in executive sessions with their independent counsel. The materials provided included information regarding personnel and services, investment strategies, portfolio holdings, portfolio management, fees and expenses, performance, and with respect to TAS, profitability. Information about brokerage practices was also supplied, including allocation methodologies, best execution, commission rates, and commission recapture or soft dollar arrangements. Extensive information with respect to compliance, administration, and risk management was supplied, such as information on TAS’s and the money managers’ compliance programs, including codes of ethics and business continuity procedures, as well as information concerning any material violations of such programs, chief compliance officer backgrounds, disclosure about regulatory examinations or other inquiries, and litigation proceedings affecting TAS or the money managers.

In addition, the Board considered the following: (1) a memorandum from the Board’s counsel setting forth the Board’s fiduciary duties and responsibilities under the 1940 Act and the factors the Board should consider in its evaluation of the advisory agreements; (2) responses by TAS and each money manager to questionnaires prepared by the Board’s counsel requesting information necessary for the directors’ evaluation of the advisory agreements; (3) a Lipper Inc. (“Lipper”) report comparing the performance of each Fund to the performance of its applicable peer group, and comparing each Fund’s advisory fees and expenses to those of its respective peer group; (4) additional information from TAS regarding the fees charged by TAS to each Fund; (5) Money Manager Profiles detailing the individual portfolio managers, fee schedules, and fees paid for each money manager, and an Advisor Profile detailing similar information for TAS; (6) the ten highest aggregate brokerage commissions report by manager for the year ended December 31, 2010; and (7) audited financial statements of TAS for the year ended December 31, 2010.

Nature, Extent, and Quality of Services

The Board considered a number of factors in evaluating TAS and the money managers. It noted that it receives information at regular meetings throughout the year related to the services rendered by TAS and the money managers as well as the Funds’ performance, expense, and compliance information. It also noted that it receives information between regular meetings as the need arises. The Board’s evaluation of the services provided by TAS and the money managers took into account the directors’ knowledge and familiarity gained as Board members, including the scope and quality of TAS’s investment management capabilities in selecting money managers, allocating Fund assets across managers and asset classes, managing certain asset types in-house (e.g., TIPS, Treasuries, futures contracts, and derivatives), and its compliance responsibilities. The Board also considered each money manager’s skills and experience in managing the underlying portfolios given the amount of assets and particular universe of asset types available to the manager, its trading acumen, its performance tendencies in various market cycles, and its process for risk monitoring and management. The Board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the advisory agreements by TAS and each of the money managers.

Profitability

In addition, the Board considered the profitability of TAS as the investment advisor and the likelihood that TAS would remain financially viable moving forward. The Board did not specifically consider the profitability of each money manager resulting from its relationship with a Fund because none of the money managers was affiliated with TAS or any TIP Fund except by virtue of serving as a money manager, and the fees paid to each money manager by TIP were negotiated on an arm’s-length basis in a competitive marketplace.

Approval of the Advisory Agreements and Money Manager Agreements (unaudited)
June 30, 2011

Results of Review of Advisory Agreements

After considering responses from TAS and each money manager to the questionnaire prepared on behalf of the Board and further discussion, the Board voted on June 16, 2011 to re-approve the advisory agreements. The Board based its evaluation on the material factors presented to it at the meeting and discussed below, including: (1) the terms of the agreements; (2) the reasonableness of the advisory and money manager fees in light of the nature and quality of the advisory services provided and any additional benefits received by TAS or the money managers in connection with providing services to the Funds; (3) the nature, quality, and extent of the services performed by TAS and each of the money managers, as well as the cost to TAS of providing such services; (4) the contribution of each money manager towards the overall performance of the relevant Fund; (5) the fees charged by TAS and each of the money managers; and (6) the overall organization and experience of TAS and each of the money managers. Prior to a vote being taken to re-approve the advisory agreements, the directors met separately in executive session to discuss the appropriateness of the agreements and other considerations. In their deliberations with respect to these matters, the directors were advised by their independent legal counsel. The directors weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. The directors concluded that the advisory agreements were reasonable, fair, and in the best interests of the Funds and their members, and that the fees set forth in such agreements were fair and reasonable. The directors also took into consideration the proposed reorganization of International Equity Fund and US Equity Fund with and into Multi-Asset Fund. In reaching its conclusion to re-approve each advisory agreement, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward past and future long-term considerations.

While attention was given to all information furnished, the following discusses the primary factors relevant to the Board’s decisions. In each case, the Board concluded that the Funds’ performance was acceptable and that the Funds’ advisory fees and total expenses were reasonable in light of the quality and nature of services provided.

TIFF Multi-Asset Fund Performance, Fees, and Expenses (including Potential Economies of Scale)

Money Managers and Benchmarks:	Aronson+Johnson+Ortiz, LP S&P 500 Index
Brookfield Investment Management, Inc., and its affiliate AMP Capital Brookfield (US) LLC MSCI US REIT Index
Marathon Asset Management, LLP MSCI All Country World Index
Mission Value Partners, LLC US CPI Urban Consumers Index plus a specified spread
Mondrian Investment Partners Limited MSCI All Country World Index
Shapiro Capital Management LLC Russell 2000 Index
Smith Breeden Associates, Inc. Barclays Capital US Government Inflation-Linked Bond Index
Southeastern Asset Management, Inc. MSCI All Country World Index
Wellington Management Company, LLP Resource-Related Sectors of the MSCI World Index Barclays HY 2% Issuer Capped
Westport Asset Management, Inc. Russell 2000 Index

Approval of the Advisory Agreements and Money Manager Agreements (unaudited)
June 30, 2011

The Board reviewed Multi-Asset Fund’s performance against its benchmarks (the Multi-Asset Fund (“MAF”) Constructed Index, based on the normal allocation to each asset class, and the Consumer Price Index (“CPI”) + 5% per annum), and two peer groups. The first peer group consisted of retail and institutional global flexible portfolio funds as classified by Lipper (the “Lipper MAF peer universe”), and the second peer group consisted of Multi-Asset Fund and seven global flexible portfolio funds as classified by Lipper (the “Lipper MAF peer group”). The Board considered TAS’s implementation of Multi-Asset Fund’s investment strategy across multiple asset classes and money managers. Multi-Asset Fund’s returns exceeded the MAF Constructed Index for the one-, three-, five-, and ten-year and since-inception periods ending March 31, 2011. Multi-Asset Fund’s returns exceeded the CPI + 5% benchmark for the one- and ten-year and since-inception periods, but lagged the CPI + 5% benchmark for the three- and five-year periods ending March 31, 2011. Multi-Asset Fund’s returns exceeded the average of the Lipper MAF peer universe for the one-, three-, five- and ten-year periods ended March 31, 2011. Multi-Asset Fund’s returns exceeded the median of the Lipper MAF peer group for the one-, three-, and five-year periods ending March 31, 2011 and were equal to the Lipper MAF peer group median for the ten-year period ending March 31, 2011.

The Board also reviewed the historical and pro forma fees and expenses of Multi-Asset Fund against selected funds within two peer groups (consisting only of institutional funds) provided by Lipper. The first expense group (“MAF expense group”), consisted of Multi-Asset Fund and seven global flexible portfolio funds as classified by Lipper; the second expense group (“MAF expense universe”) consisted of Multi-Asset Fund, the MAF expense group, and all other institutional global flexible portfolio funds, excluding outliers. The Board took into account its considerations regarding its approval of the New Advisory Agreement between TAS and Multi-Asset Fund on March 21, 2011, which are discussed in detail above. The Board reviewed both the historical advisory fees under the previous advisory agreement and pro forma fees under the New Advisory Agreement in reaching its conclusions. The Board noted that the historical advisory fees of Multi-Asset Fund were below both the median and average for the MAF expense group and the pro forma advisory fees of Multi-Asset Fund were below the average but above the median for the MAF expense group. Both historical and pro forma total expenses of Multi-Asset Fund excluding the underlying fund expenses were below the median and the average for the MAF expense group and the average of the MAF expense universe. Both historical and pro forma total expenses including the underlying fund expenses of the Fund exceeded the median and the average of the MAF expense group and the average of the MAF expense universe. Underlying fund expenses represent the approximate fees and expenses indirectly incurred by a TIP Fund as a result of a Fund’s investments in an underlying or “acquired fund.” An “acquired fund” is another investment fund such as an exchange-traded fund, open-ended mutual fund, or a privately offered investment fund, such as a hedge fund.

The Board noted that TAS’s fee schedule and the fee schedules of two money managers included breakpoints that could enable Multi-Asset Fund to benefit from economies of scale. Certain other money managers received performance-based fees, which the Board felt appropriately aligned the money managers’ interests with those of the members. Two of the money managers’ fee schedules included both breakpoints and performance-based fees.

TIFF International Equity Fund Performance, Fees, and Expenses (including Potential Economies of Scale)

Money Managers and Benchmarks:	Marathon Asset Management, LLP MSCI All Country World ex US Index
Mission Value Partners, LLC US CPI Urban Consumers Index plus a specified spread
Mondrian Investment Partners Limited MSCI All Country World ex US Index

The Board reviewed International Equity Fund’s performance against its benchmark (MSCI All Country World ex US Index), and a peer group consisting of International Equity Fund and 11 other international multi-cap value funds, as classified by Lipper (the “Lipper IEF peer group”). The Board considered TAS’s implementation of International Equity Fund’s investment strategy across multiple money managers. The Board also noted the proposal to reorganize International Equity Fund with and into Multi-Asset Fund. As of March 31, 2011, the Fund was ahead of its benchmark for the three-, five-, and ten-year and since-inception periods but lagged its benchmark for the one-year period. International Equity Fund’s returns exceeded the median and the average of the Lipper IEF peer group for all periods provided by Lipper (one-, three-, five-, and ten-year periods ended March 31, 2011).

The Board reviewed the fees and expenses of International Equity Fund against a peer group consisting of International Equity Fund and 11 other international multi-cap value funds as classified by Lipper (“IEF expense group”). The Board noted that the actual advisory fee of International Equity Fund was below both the median and the average for the IEF expense group. The total expenses of International Equity Fund excluding the underlying fund expenses were well below the median and the

Approval of the Advisory Agreements and Money Manager Agreements (unaudited)
June 30, 2011

average for the IEF expense group; however, the total expenses including the underlying fund expenses of the fund exceeded the median and the average of the IEF expense group.

The Board noted that TAS’s fee schedule and the fee schedule of one money manager included breakpoints that could enable International Equity Fund to benefit from economies of scale should Fund assets grow. One money manager received performance-based fees, which the Board felt appropriately aligned the money manager’s interests with those of the members. One money manager’s fee schedule included both breakpoints and performance-based fees.

TIFF US Equity Fund Performance, Fees, and Expenses (including Potential Economies of Scale)

Money Managers and Benchmarks:	Aronson+Johnson+Ortiz LP S&P 500 Index
Shapiro Capital Management LLC Russell 2000 Index
Westport Asset Management, Inc. Russell 2000 Index

The Board reviewed US Equity Fund’s performance against its benchmark (Wilshire 5000 Total Market Index), and a peer group consisting of US Equity Fund and 15 other multi-cap core funds as classified by Lipper (the “Lipper USEF peer group”). The Board considered TAS’s implementation of US Equity Fund’s investment strategy across multiple money managers. The Board also noted the proposal to reorganize US Equity Fund with and into Multi-Asset Fund. As of March 31, 2011, US Equity Fund was ahead of its benchmark for the three-, five-, ten-year, and since-inception periods, but lagged its benchmark for the one-year period. US Equity Fund’s returns exceeded both the median and the average of the Lipper USEF peer group for the three-, five,- and ten-year periods ending March 31, 2011, but lagged both the average and the median of the Lipper USEF peer group for the one-year period ending March 31, 2011. The Board also considered information from TAS concerning its evaluation of the money managers’ investment processes and performance in light of the Fund’s short-term performance lag.

The Board reviewed the fees and expenses of US Equity Fund against a peer group consisting of US Equity Fund and 15 other multi-cap core funds as classified by Lipper (“USEF expense group”). The Board noted that the actual advisory fee of US Equity Fund was below the median and the average for the USEF expense group. The total expenses of US Equity Fund excluding the underlying fund expenses were below both the median and the average of the USEF expense group; however, the total expenses of the Fund including the underlying fund expenses were above the median and average for the USEF expense group.

The Board noted that TAS’s fee schedule included breakpoints that could enable US Equity Fund to benefit from economies of scale should Fund assets grow. The money managers received performance-based fees, which the Board felt appropriately aligned the money managers’ interests with those of members.

TIFF Short-Term Fund Performance, Fees, and Expenses (including Potential Economies of Scale)

The Board reviewed Short-Term Fund’s performance against its benchmarks (BofA Merrill Lynch US 6-Month Treasury Bill Index (the “Index”) and the same Index less 50 basis points per annum), and two peer groups. The first peer group consisted of all retail and institutional ultra-short obligation funds as classified by Lipper (the “Lipper STF peer universe”), and the second peer group consisted of Short-Term Fund and six other ultra-short obligation funds as classified by Lipper (the “Lipper STF peer group”). The Board considered TAS’s internal management of Short-Term Fund since 2004. Short-Term Fund underperformed the Index, which does not reflect any fees or expenses, for the one-, three-, five-, ten-year, and since-inception periods ending March 31, 2011, and slightly outperformed the same Index less 50 basis points per annum for the same periods. These results were consistent with the Board’s expectations of the Fund’s performance relative to each benchmark. Short-Term Fund’s returns exceeded the average of the Lipper STF peer universe for the five-year period ending March 31, 2011, but lagged the average of the Lipper STF peer universe for the one-, three-, and ten-year periods ending the same date. Short-Term Fund’s returns exceeded the average of the Lipper STF peer group for the five-year period ending March 30, 2011, but lagged the median of the Lipper STF peer group for the same period. Short-Term Fund’s returns lagged the median and the average of the Lipper STF peer group for the one-, three-, and ten-year periods.

The Board reviewed the fees and expenses of Short-Term Fund against the funds within the Lipper STF peer group (the “STF expense group”) and the Lipper STF peer universe (the “STF expense Universe”), noting that the actual advisory fee and total expenses of Short-Term Fund were well below both the median and the average of the STF expense group and below the average of the STF expense universe. The Board noted that TAS’s fee schedule included breakpoints that could enable Short-Term Fund to benefit from economies of scale should Fund assets grow.

Directors and Principal Officers (unaudited)

The board of directors of TIP comprises experienced institutional investors, including current or former senior officers of leading endowments and foundations. Among responsibilities of the board of directors are approving the selection of the investment advisor and money managers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new directors; and electing TIP officers.

Each director serves the fund until his or her termination, or until the director’s retirement, resignation, or death, or otherwise as specified in TIP’s Bylaws. The table on these two pages shows information for each director and executive officer of the fund. The mailing address of the directors and officers is Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA, 19428.

The Statement of Additional Information has additional information regarding the board of directors. A copy is available upon request without charge by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission at http://www.sec.gov.

Independent Directors

Sheryl L. Johns
Born 1956 Director since April 1996 4 funds overseen	Principal Occupation(s) During the Past Five Years: Executive Vice President, Houston Endowment Inc., a private foundation. Other Directorships: TIFF Education Foundation.
William McCalpin
Born 1957 Director since February 2008 Board Chair since 2008 4 funds overseen	Principal Occupation(s) During the Past Five Years: Managing Director, Holos Consulting LLC, a consultant to foundations and non-profit organizations (2009 – present). Chair of the Board of Trustees of The Janus Funds (2008 – present). Formerly Executive Vice President and Chief Operating Officer, Rockefeller Brothers Fund, a private foundation (1998 – 2006).
Other Directorships: The Janus Funds, FB Heron Foundation.
N.P. “Narv” Narvekar
Born 1962 Director since January 2010 4 funds overseen	Principal Occupation(s) During the Past Five Years: President and CEO, The Columbia Investment Management Company, which manages Columbia University’s endowment. Other Directorships: The Chapin School.

Principal Officers

Richard J. Flannery
Born 1957 President and CEO since September 2003	Principal Occupation(s) During the Past Five Years: CEO, TIFF Advisory Services, Inc.; President and CEO, TIFF Investment Program, Inc. Directorships: TIFF Advisory Services, Inc.
Laurence H. Lebowitz
Born 1960 Vice President and CIO since September 2010	Principal Occupation(s) During the Past Five Years: President/Chief Investment Officer, TIFF Advisory Services, Inc. (2010 – present). Chairman/Managing Director, HBK Capital Management (1992 – 2009).
Directorships: TIFF Advisory Services, Inc.
Tina M. Leiter
Born 1966 Secretary since June 2003	Principal Occupation(s) During the Past Five Years: Deputy Compliance Officer (2008 – present), Secretary (2004 – present), Chief Compliance Officer (2004 – 2008), TIFF Advisory Services, Inc.

Directors and Principal Officers (unaudited)

Dawn I. Lezon
Born 1965 CFO and Treasurer since January 2009 (Vice President and Assistant Treasurer, September 2006 – December 2008)	Principal Occupation(s) During the Past Five Years: Vice President/Treasurer, TIFF Advisory Services, Inc. (2006 – present). Partner, Crane, Tonelli, Rosenberg & Co., LLP, public accounting firm (1998 – 2006).
Kelly A. Lundstrom
Born 1964 Vice President since September 2006	Principal Occupation(s) During the Past Five Years: Vice President, TIFF Advisory Services, Inc. (2006 – present).
Richelle S. Maestro
Born 1957 Vice President and Chief Legal Officer since March 2006	Principal Occupation(s) During the Past Five Years: Vice President/General Counsel, TIFF Advisory Services, Inc.
Christian A. Szautner
Born 1972 CCO since July 2008	Principal Occupation(s) During the Past Five Years: Vice President/Chief Compliance Officer, TIFF Advisory Services, Inc. (2008 – present). Partner, Ballard Spahr Andrews & Ingersoll, LLP (2005 – 2008).

TIFF Investment Program

ADVISOR
TIFF Advisory Services, Inc.
Four Tower Bridge
200 Barr Harbor Drive, Suite 100
West Conshohocken, PA 19428
phone  610-684-8000
fax     610-684-8080

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
FUND ADMINISTRATOR
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

FUND DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

FUND COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Ernst & Young LLP
Two Commerce Square
Suite 4000
2001 Market Street
Philadelphia, PA 19103

MONEY MANAGERS AND
ACQUIRED FUND (“AF”) MANAGERS

TIFF Multi-Asset Fund
Aronson + Johnson + Ortiz LP
Azentus Capital Management Limited (AF)
Brookfield Investment Management Inc.
Canyon Capital Advisors LLC (AF)
Convexity Capital Management LP (AF)
Farallon Capital Management, LLC (AF)
Joho Capital, LLC (AF)
Lansdowne Partners Limited (AF)
Lone Pine Capital LLC (AF)
Marathon Asset Management, LLP
Maverick Capital, Ltd. (AF)
Mission Value Partners, LLC
Mondrian Investment Partners Limited
Och-Ziff Capital Management Group (AF)
Regiment Capital Management, LLC (AF)
Shapiro Capital Management LLC
Sleep, Zakaria & Company, Ltd. (AF)
Smith Breeden Associates, Inc.
Southeastern Asset Management, Inc.
TIFF Advisory Services, Inc.
Theleme Partners LLP (AF)
Wellington Management Company, LLP
Westport Asset Management, Inc.

TIFF International Equity Fund
Convexity Capital Management LP (AF)
Lansdowne Partners Limited (AF)
Lone Pine Capital LLC (AF)
Marathon Asset Management, LLP
Mission Value Partners, LLC
Mondrian Investment Partners Limited
TIFF Advisory Services, Inc.

TIFF US Equity Fund
Adage Capital Management, LP (AF)
Aronson+Johnson+Ortiz LP
Shapiro Capital Management LLC
TIFF Advisory Services, Inc.
Westport Asset Management, Inc.

TIFF Short-Term Fund
TIFF Advisory Services, Inc.

Investors should consider the investment objectives, risks and charges and expenses of a fund carefully before investing. The prospectus contains this and other information about the funds. A prospectus may be obtained by contacting TIFF at 800-984-0084 or by visiting TIFF’s website at www.tiff.org. Please read the prospectus carefully before investing. The SEC does not approve or disapprove of the securities mentioned in this report. Mutual fund investing involves risk. Principal loss is possible.

Item 2. Code of Ethics

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedure for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

During the reporting period, there were no material changes to the procedures by which members may recommend nominees to the Registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics is not applicable to this filing.
(a)(2)	Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to this filing.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TIFF Investment Program, Inc.
By (Signature and Title)	/s/ Richard J. Flannery Richard J. Flannery President and Chief Executive Officer
Date	8/29/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard J. Flannery Richard J. Flannery President and Chief Executive Officer
Date	8/29/2011

By (Signature and Title)	/s/ Dawn I. Lezon Dawn I. Lezon Treasurer and Chief Financial Officer
Date	8/29/2011